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AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 30, 2010

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 80	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 81	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on April 30, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

MANNING & NAPIER FUND, INC.

Supplement dated May 1, 2010 to the combined Prospectus (the “Prospectus”) dated May 1, 2010 for the following Series:

Small Cap Series	Financial Services Series
Commodity Series	Core Bond Series
Technology Series	Core Plus Bond Series
International Series	Real Estate Series
Life Sciences Series	Diversified Tax Exempt Series
World Opportunities Series	New York Tax Exempt Series
High Yield Bond Series	Ohio Tax Exempt Series
Global Fixed Income Series

THE INFORMATION SET FORTH BELOW IS EFFECTIVE FOR THE PERIOD OF MAY 1, 2010 TO JULY 31, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On April 19, 2010, the Fund’s Board of Directors approved a change in the Real Estate Series’ principal investment strategy to revise the requirement that the Series invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the United States real estate industry (emphasis added). Effective August 1, 2010, the Real Estate Series’ new principal investment strategy requires the Series to invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the real estate industry.

•	From May 1, 2010 to July 31, 2010, the first paragraph of the Real Estate Series “Principal Investment Strategies” section of the Prospectus is replaced by the language below.

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the United States real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. A company will generally be considered eligible for investment if, as determined by the Advisor, (i) at least 50% of its assets, revenues or net income is derived from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the value of its assets invested in United States residential, commercial or industrial real estate. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.

Effective August 1, 2010, investors should refer to the Real Estate Series “Principal Investment Strategies” section of the Prospectus for current information regarding the Series’ principal investment strategies.

•

From May 1, 2010 to July 31, 2010, the “Real estate investment risk” sub-section in the section of the Prospectus entitled “More Information About the Series’ Principal Risks” is replaced by the language below:

Real estate investment risk — Although the Real Estate Series may not invest directly in real estate, it has a policy of concentrating its investments in securities of companies that are principally engaged in the United States real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. As such, the Real Estate Series is subject to risks associated with the direct ownership of real estate, and an investment in the Series will be closely linked to the performance of the real estate markets. A Series that invests, but does not concentrate, in securities of companies that are principally engaged in the real estate industry or companies related to the real estate industry will be subject to the risks associated with the direct ownership of real estate securities to a lesser extent. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Effective August 1, 2010, investors should refer to the “Real estate investment risk” sub-section in the section of the Prospectus entitled “More Information About the Series’ Principal Risks” for current information regarding real estate investment risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Small Cap Series — Class A	Ticker: MNSMX
Commodity Series
Technology Series	Ticker: EXTCX
International Series	Ticker: EXITX
Life Sciences Series	Ticker: EXLSX
World Opportunities Series — Class A	Ticker: EXWAX
High Yield Bond Series	Ticker: MNHYX
Global Fixed Income Series
Financial Services Series	Ticker: EXFSX
Core Bond Series	Ticker: EXCRX
Core Plus Bond Series	Ticker: EXCPX
Real Estate Series	Ticker: MNREX
Diversified Tax Exempt Series	Ticker: EXDVX
New York Tax Exempt Series	Ticker: EXNTX
Ohio Tax Exempt Series	Ticker: EXOTX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

Small Cap Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

SMALL CAP SERIES – CLASS A SHARES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.16% [1]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$118	$368	$638	$1,409

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 76% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets go down.

•	Small company stocks go down in value or underperform larger company stocks.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:

•	The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small companies may be less marketable than the stocks of larger companies.

•	Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index), an unmanaged index of common stocks, and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 06/30/09): 25.88%

Lowest (quarter ended 12/31/08): (32.79)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Current Activation on 4/30/92
Return Before Taxes	48.39%	(2.21)%	5.03%	6.73%
Return After Taxes on Distributions	48.39%	(4.29)%	3.11%	4.56%
Return After Taxes on Distributions and Sale of Series Shares	31.46%	(1.84)%	3.92%	5.03%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	26.50%	0.43%	(0.94)%	7.88%
Russell 2000® Index	27.17%	0.51%	3.51%	8.27%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1993.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1992.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1992.

Robert F. Pickels, CFA®, Senior Analyst, has managed the Series since 2006.

Walter B. Stackow, CFA®, Senior Analyst, has managed the Series since 2009.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1992.

Jeffrey M. Tyburski, CFA®, Senior Analyst, has managed the Series since 2004.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet

(www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Commodity Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the securities of companies in commodities-based industries.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

COMMODITY SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.13%[1]
Total Annual Fund Operating Expenses	1.13%

1Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. As of the date of this prospectus, this Series has never been active; therefore, the “Total Annual Fund Operating Expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS
$115	$359

Portfolio Turnover

As of the date of this prospectus, this Series has never been active. The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in commodity-based industries. Examples of companies in which the Series may invest include (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources, and (ii) companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from one or more commodities-based industries, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in one or more commodity-based industries by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities. The Advisor looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in commodity-related industries. These risks include the following:

•	The stocks of commodity-related companies may underperform other sectors or the market as a whole.

•	The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.

•

Commodity-related stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices, as well as supply and demand, may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.

•	The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect.

In addition, because the Series may hold a significant portion of its assets in foreign securities and ADRs, it is subject to risks specific to foreign holdings. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The Series has never been active as of the date of this prospectus; therefore, no performance information is provided.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has been with the Advisor since 1999.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has been with the Advisor since 1993.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has been with the Advisor since 1998.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has been with the Advisor since 1997.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has been with the Advisor since 1986

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has been with the Advisor since 1998.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has been with the Advisor since 1988.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has been with the Advisor since 1986.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has been with the Advisor since 1997.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Technology Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

TECHNOLOGY SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.14% [1]

1The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$116	$362	$628	$1,386

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 55% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: computer hardware & software, semiconductors, data networking & communications equipment, communication services, electronic equipment & instruments, healthcare information technology, Internet-based software and services, alternative energy products & services, and related suppliers and distributors. In addition to companies involved in the manufacture, sale, and distribution of technology products and services, the Advisor also actively looks to invest in companies that use technology extensively in their operations for competitive advantage, or have a technological edge that allows them to gain market share. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the technology industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the technology industry by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:

•	The stocks of technology-based companies may underperform other sectors or the market as a whole.

•	The stocks of technology-based companies may experience greater price volatility than other types of common stocks.

•	Technology company stocks may be subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its most recent activation. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index) and the S&P 500 Information Technology Index. The S&P 500 Index is an unmanaged index of common stocks and the S&P 500 Information Technology Index is a sub-index of the S&P 500 Index that includes the stocks of companies involved in the business of technology-related products and services, and therefore provides information on the performance of the technology sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 12/31/01): 31.63%

Lowest (quarter ended 09/30/01): (32.68)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	Since Current Activation on 8/8/00
Return Before Taxes	61.90%	6.42%	1.20%
Return After Taxes on Distributions	61.90%	5.80%	0.88%
Return After Taxes on Distributions and Sale of Series Shares	40.23%	5.38%	0.93%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	26.50%	0.43%	(1.18)%
S&P 500 Information Technology Index	61.75%	3.21%	(7.46)%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1994.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2003.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1994.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1994.

Tariq Siddiqi, CFA®, Junior Analyst, has managed the Series since 2010.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1994.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Jay Welles, CFA®, Senior Analyst, has managed the Series since 2004.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

International Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

INTERNATIONAL SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.16%[1]

1The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$118	$368	$638	$1,409

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 17% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a “top-down” strategy. The Series is different from many stock funds because the Advisor’s primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases one or more stocks representing the investment trend in an attempt to benefit from that trend. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index), an unmanaged index of common stocks, and the Morgan Stanley Capital International (MSCI) All Country World Index ex US, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets and therefore provides information on the performance of foreign stocks. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 06/30/03): 25.99%

Lowest (quarter ended 09/30/02): (23.04)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	34.23%	7.08%	4.52%	9.13%
Return After Taxes on Distributions	32.48%	5.44%	2.31%	6.90%
Return After Taxes on Distributions and Sale of Series Shares	22.76%	5.79%	3.05%	7.08%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	26.50%	0.43%	(0.94)%	7.97%
MSCI All Country World Index ex US	41.45%	5.83%	2.71%	6.93%

Performance numbers for the Series and the S&P 500 Index are calculated from August 27, 1992, the Series’ inception date. Performance numbers for the MSCI All Country World Index ex US are calculated from August 31, 1992.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Sidharth Abrol, CFA®, Junior Analyst, has managed the Series since 2010.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1993.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1992.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1992.

Ben V. Rozin, CFA®, Junior Analyst, has managed the Series since 2009.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Life Sciences Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

LIFE SCIENCES SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.12% [1]

1The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$114	$356	$617	$1,363

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 95% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies involved in the life sciences industry. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the life sciences industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the life sciences industry by a governmental authority, index provider, rating agency or similar third party.

The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate income for the Series by writing (selling) options on the underlying security.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a “bottom-up” strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Series’ performance and increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:

•	The stocks of life science-related companies may underperform other sectors or the market as a whole.

•	The stocks of life science-related companies may experience greater price volatility than other types of common stocks.

•	Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is subject to the following risks due to its ability to invest in options:

•	Options, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.

•

The Series may not be able to receive amounts payable to it under its options contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in options contracts may not be as liquid as the Series’ other investments.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index), an unmanaged index of common stocks, and the S&P 500 Health Care Index, a sub-index of the S&P 500 Index that includes the stocks of companies involved in the business of health care related products and services and therefore provides information on the performance of the health care sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/00): 31.55%

Lowest (quarter ended 12/31/08): (28.38)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Current Activation on 11/5/99
Return Before Taxes	51.79%	5.72%	11.70%	12.36%
Return After Taxes on Distributions	51.79%	4.01%	8.19%	8.88%
Return After Taxes on Distributions and Sale of Series Shares	33.66%	4.36%	8.29%	8.93%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	26.50%	0.43%	(0.94)%	(0.23)%
S&P 500 Health Care Index	19.77%	2.58%	2.67%	1.55%

The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1993.

Eric L. Daniels, Senior Analyst, has managed the Series since 2003.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1992.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1992.

Jeffrey D. McCormack, CFA®, Analyst, has managed the Series since 2008.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

World Opportunities Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

WORLD OPPORTUNITIES SERIES – CLASS A SHARES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.18% [1]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$120	$375	$649	$1,432

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 42% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) All Country World Index ex US, which is a free float adjusted market capitalization- weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. This index provides information on the performance of foreign stocks. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 24.95%

Lowest (quarter ended 12/31/08): (24.30)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	39.12%	7.43%	8.47%	9.78%
Return After Taxes on Distributions	38.95%	5.98%	6.00%	6.50%
Return After Taxes on Distributions and Sale of Series Shares	25.61%	6.16%	6.10%	6.61%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI All Country World Index ex US	41.45%	5.83%	2.71%	5.47%

Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1996.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1996.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1996.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1996.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

High Yield Bond Series

Summary Section

Investment Goal

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

HIGH YIELD BOND SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.22%[1]
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.26%[2]
Less Fee Waiver and/or Expense Reimbursement	(0.02)%[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24% [2]

1 Other expenses are based on estimated amounts for the current fiscal year.

2The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

3 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2011 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). The “Total Annual Fund Operating Expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS
$126	$398

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the period from its reactivation on September 14, 2009 through December 31, 2009, the cumulative (unannualized) portfolio turnover rate of the Series was 22% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade and those securities that are designed to track the performance of non-investment grade securities such as derivatives. These bonds may be issued by U.S. and foreign corporations and governments, including those in emerging markets. The Series may also invest a substantial part of its assets in derivative securities, in particular index total return swaps and index-linked notes that are designed to track the return of a high yield bond index. The Fund may also invest in securities of other investment companies, such as open-end or closed-end management investment companies.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality — The Series will invest primarily in non-investment grade securities, those rated below BBB- by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their “credit spreads” (i.e., the difference between the bonds’ yields to maturity and those of U.S. Treasury bonds with similar maturities) to be attractive.

Bond Selection Process — The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

•	The relevant economic conditions and sector trends.

•	The interest rate sensitivities of the particular sectors and securities.

•	The yield differentials across sectors, credit qualities, and maturities.

•	“Bottom-up” factors such as an issuer’s financial status, market position, and managerial expertise.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; the lower the quality of the bonds, the greater this risk becomes.

•

Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

•	The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:

•	Swaps and index-linked notes, like other derivatives, are very susceptible to changes in the market value of the underlying investments.

•	Since swaps and index-linked notes are not exchange-traded, there is the risk that the party with which the Series contracts may default on its obligations.

•

The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in swaps and index-linked notes may not be as liquid as the Series’ other investments.

To the extent that the Series invests in derivatives tied to the high yield bond market in general, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:

•	The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.

•

Because a portion of the Series’ investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high yield bonds:

•	High yield bonds may underperform other sectors of the bond market, or the market as a whole.

•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.

•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.

High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

As of the date of this prospectus, the Series had not been active for a full calendar year, and it was not active for a full calendar year during its prior activation (March 3, 2003 through September 15, 2004); therefore, no performance information is provided.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2003.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2003.

Marc Bushallow, CFA®, Senior High Yield Analyst, has managed the Series since 2008.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2003.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2003.

R. Keith Harwood, Senior Corporate Analyst, has managed the Series since 2003.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2003.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2003.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2003.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Global Fixed Income Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities issued by governments, banks, corporations, and supranational entities, such as the World Bank, located anywhere in the world.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

GLOBAL FIXED INCOME SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.20%[1]
Total Annual Fund Operating Expenses	1.20%

1 Other expenses are based on estimated expenses for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. The Series is not currently active and was not active at any time during the prior fiscal year; therefore, the “Total Annual Fund Operating Expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

AFTER 1 YEAR	AFTER 3 YEARS
$122	$381

Portfolio Turnover

As of the date of this prospectus, the Series was not active. The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, will affect the performance of the Series.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world, including emerging markets. The Series’ portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given country.

Credit Quality — The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as “junk bonds,” those rated below BBB- by S&P or Baa3 by Moody’s, or determined to be of equivalent quality by the Advisor.

Bond Selection Process — The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:

•	Relative economic conditions of each country.

•	Interest rate sensitivity of particular countries, sectors, and securities.

•	Differences in yields offered by bonds of different sectors, credit quality, or maturities.

•	The impact of currency changes on the sectors.

Principal Risks of Investing in the Series

As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

•	The Advisor’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risks include:

•	The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.

•

Because much of the Series’ investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series may invest up to 20% of its assets in lower quality bonds, it is subject to the following additional risks:

•	Lower quality bonds may underperform other sectors of the bond market, or the market as a whole.

•	The performance of lower quality bonds tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the lower quality bond market, these bonds can be less liquid than investment grade securities.

•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.

High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that investments in derivatives are tied to the high yield bond market in general, these risks will be enhanced since there would be no ability to avoid exposure to particular issues or sectors of the market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year during which it has been active during the past ten calendar years. The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003 and has not held any assets or engaged in any operations since that date. The total return table shows how the average annual total return for the period of its previous activation compares to those of the Merrill Lynch Global Broad Market Index. The Merrill Lynch Global Broad Market Index is a market value weighted measure of approximately 17,000 government, agency, and corporate bonds. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.

* The Global Fixed Income Series was redeemed in full on February 28, 2003 and was either inactive or not active for the full calendar year; therefore, no performance information has been provided. Because the Global Fixed Income Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Quarterly Returns

Highest (quarter ended 12/31/02): 4.46%

Lowest (quarter ended 03/31/01): (2.18)%

AVERAGE ANNUAL TOTAL RETURNS FOR PREVIOUS ACTIVATION 10/31/97 TO 2/28/03
Return Before Taxes	3.90%
Return After Taxes on Distributions	1.74%
Return After Taxes on Distributions and Sale of Series Shares	2.03%
Indices: (reflect no deduction for fees, expenses, or taxes)
Merrill Lynch Global Broad Market Index	6.18%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1997.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1997.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1997.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

James Nawrocki, Senior Fixed Income Analyst, has managed the Series since 2004.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1997.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1997.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Financial Services Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

FINANCIAL SERVICES SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.15% [1]

1The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$117	$365	$633	$1,398

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 98% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services industry. These companies include those directly engaged in providing financial services as well as in industries serving and/or supplying the financial services industry. Examples of the companies in which the Series may invest include those in the following areas: banks, thrift institutions, insurance companies, investment banks, brokerage companies, asset managers, specialty finance companies, real estate investment trusts (REITs), and service providers to those companies, such as those that provide distribution support, back office services, software, and information services. A company will be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income is derived from the financial services industry, or (ii) it has been classified (such as in the Global Industry Standard Classification system) in the financial services industry by a governmental authority, index provider, rating agency or similar third-party.

The Series may invest in U.S. and foreign stocks, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large or mid-size companies. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the financial services sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the financial services industry. These risks include the following:

•	The stocks of financial services companies may underperform other sectors or the market as a whole.

•	The stocks of financial services companies may experience greater price volatility than other types of common stocks.

•	Financial services stocks may be particularly sensitive to changes in interest rates and other economic events and legislative and regulatory changes, including increased regulatory scrutiny.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index) and the S&P 500 Financial Services Index. The S&P 500 Index is an unmanaged index of common stocks and the S&P 500 Financial Services Index is a sub-index of the S&P 500 Index that includes the stocks of companies involved in the business of financial related products and services and therefore provides information on the performance of the financial services sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 06/30/09): 20.94%

Lowest (quarter ended 12/31/08): (28.42)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	Since Inception on 7/1/05
Return Before Taxes	10.54%	(8.56)%
Return After Taxes on Distributions	10.16%	(9.21)%
Return After Taxes on Distributions and Sale of Series Shares	7.35%	(7.01)%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	26.50%	0.66%
S&P 500 Financial Services Index	17.34%	(12.23)%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2005.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2005.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2005.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2005.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2005.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2005.

John D. Mitchell, CFA®, Analyst, has managed the Series since 2005.

William Moore, CFA®, Junior Analyst, has managed the Series since 2008.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2005.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Core Bond Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term total return by investing primarily in corporate fixed income securities and pass-through securities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

CORE BOND SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.81% [1]

1The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$83	$259	$450	$1,002

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 67% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series’ use of derivatives may include, but is not limited to, futures, options, index total return swaps, and index- or security-linked notes. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity & Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — The Advisor attempts to identify investment grade corporate sectors and pass- through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that the mortgage-backed securities’ prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

•	The relevant economic conditions and sector trends.

•	The interest rate sensitivities of the particular sectors and securities.

•	The yield differentials across sectors, credit qualities, pass-through security types, and maturities.

•

“Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•

The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•	The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:

•	Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.

•	To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.

•

The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in these derivatives may not be as liquid as the Series’ other investments.

To the extent that the Series invests in a swap or index-linked note linked to a broad bond market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index, a market value weighted measure that represents U.S. government, corporate, and pass-through securities issued by entities within the United States, by supranational entities, or by entities headquartered outside of the United States but which have issued U.S. dollar-denominated securities within the United States. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 6.81%

Lowest (quarter ended 09/30/08): (3.80)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	Since Inception on 4/21/05
Return Before Taxes	11.46%	5.08%
Return After Taxes on Distributions	9.96%	3.62%
Return After Taxes on Distributions and Sale of Series Shares	7.48%	3.50%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index	5.24%	5.30%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2005.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2005.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2005.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2005.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2005.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2005.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

R. Keith Harwood, Senior Corporate Analyst, has managed the Series since 2005.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2005.

James Nawrocki, Senior Fixed Income Analyst, has managed the Series since 2005.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2005.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Core Plus Bond Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term total return by investing primarily in corporate fixed income securities and pass-through securities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

CORE PLUS BOND SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.81% [1]

1The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$83	$259	$450	$1,002

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 72% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. For purposes of this policy, bonds may include government, corporate, and pass-through securities, and mortgage dollar rolls. The corporate bonds may be issued by domestic corporations, foreign entities (i.e., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in below investment grade securities (also referred to as “high yield bonds”) and an additional 20% may be invested in non-U.S. dollar denominated securities, including securities issued by companies located in emerging markets. The Series’ use of derivatives may include, but is not limited to, futures, options, index total return swaps, and index- or security-linked notes. The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Fund to invest in a particular sector of the market more efficiently than would otherwise be possible.

Maturity & Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in order to realize gains for the Series. Conversely, the Advisor would invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB- by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor).

Bond Selection Process — The Advisor attempts to identify corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

•	The relevant economic conditions and sector trends.

•	The interest rate sensitivities of the particular sectors and securities.

•	The yield differentials across sectors, credit qualities, pass-through security types, and maturities.

•

“Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

Principal Risks of Investing in the Series

The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•

The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

•	Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed;
the greater the uncertainty/risk, the wider the requisite prepayment spread.

•	The Advisor’s judgment about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:

•	High yield bonds may underperform other sectors of the bond market, or the market as a whole.

•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.

•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.

Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that the Series invests in any derivative investments that are tied to the high yield bond market in general, the risks to the Series will be enhanced since there is no ability to avoid exposure to particular issuers or sectors of the high yield bond market.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-U.S. dollar denominated (i.e., foreign) bonds. These risks include:

•	The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.

•

Because such investments are denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries can be more volatile than investments in more developed countries.

The Series is subject to the following risks due to its ability to invest in derivatives:

•	Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.

•	To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.

•

The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in the previously mentioned types of derivatives may not be as liquid as the Series’ other investments.

To the extent that the Series invests in a swap or index-linked note linked to a broad bond market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index, a market value weighted measure that represents U.S. government, corporate, and pass-through securities issued by entities within the United States, by supranational entities, or by entities headquartered outside of the United States but which have issued U.S. dollar-denominated securities within the United States. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 7.48%

Lowest (quarter ended 09/30/08): (3.42)%

	1 Year	Since Inception on 4/21/05
Return Before Taxes	14.35%	5.33%
Return After Taxes on Distributions	12.35%	3.84%
Return After Taxes on Distributions and Sale of Series Shares	9.35%	3.68%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index	5.24%	5.30%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2005.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2005.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2005.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2005.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2005.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2005.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

R. Keith Harwood, Senior Corporate Analyst, has managed the Series since 2005.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2005.

James Nawrocki, Senior Fixed Income Analyst, has managed the Series since 2004.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2004.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Real Estate Series

Summary Section

Investment Goal

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

REAL ESTATE SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.58%[1]
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.61%[2]
Less Fee Waiver and/or Expense Reimbursement	(0.38)%[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23% [2]

1 Other expenses are based on estimated amounts for the current fiscal year.

2The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

3 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.20% of the Series’ average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2011 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). The “Total Annual Fund Operating Expenses” presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS
$125	$471

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the period from its activation on November 10, 2009 through December 31, 2009, the cumulative (unannualized) portfolio turnover rate of the Series was 3% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. A company will be considered eligible for investment if, as determined by the Advisor, (i) at least 50% of its assets, revenues or net income is derived from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the value of its assets invested in residential, commercial or industrial real estate. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.

The Series may invest in common stocks, convertible securities and other equity securities, and debt securities. The Series’ investment in debt securities is subject to a limit of 20% of the Series’ assets (measured at the time of purchase). The Series will typically invest in investment grade debt securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 5% of its assets (measured at the time of purchase) in below investment grade debt securities (junk bonds), those rated below BBB- by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor). The Series may invest in foreign companies, including companies located in emerging market countries. The Series’ investments in American Depository Receipts (ADRs) are not considered investments in foreign securities. The Series may invest in securities of small, large or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the real estate industry that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	The U.S. and/or foreign stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the real estate industry, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree.

The Series’ investments in REITs and REOCs (together, real estate companies, or RECs) are subject to additional risks. The value of a REIT or REOC can depend on its legal structure and cash flow generation. While RECs raise equity and debt capital through the private and public markets, RECs are neither mutual funds, nor hedge funds, nor private equity funds. Much as other operating companies, RECs incur operating expenses necessary to manage and maintain properties. Investing in the Series will result in absorbing duplicate levels of fees for the Series’ investments in RECs. In addition, REITs are subject to certain federal tax laws and if the REIT fails to qualify for such tax treatment, significant adverse consequences could occur for any such REIT investment. For example, a qualified REIT may be adversely affected by its failure to qualify for tax-free pass through of income.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series’ holdings may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Because the Series may also invest in bonds, it is subject to the following additional risks:

•	Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•

The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s.

In addition to the risks of bonds discussed above, the Series is subject to additional risks due to its ability to invest up to 5% of its assets in high yield or junk bonds:

•	High yield bonds may underperform other sectors of the bond market, or the bond market as a whole.

•	The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.

•	Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.

•	The Series’ investments in high yield bonds will subject it to a substantial degree of credit risk.

High yield bonds pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series’ investments in convertible securities are subject to interest rate risk and credit risk, which are described above. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate decline in the price of the convertible security.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

As of the date of this prospectus, the Series had not been active for a full calendar year; therefore, no performance information is provided.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2009.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 2009.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 2009.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2009.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2009.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 2009.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Jason P. Lisiak, CFA®, Senior Analyst, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 2009.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 2009.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Diversified Tax Exempt Series

Summary Section

Investment Goal

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

DIVERSIFIED TAX EXEMPT SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.61% [1]

1The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$62	$195	$340	$762

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 8% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity & Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

•	The interest rate sensitivity of each security.

•	The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:

•	Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•	Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index, which is a market weighted index comprised of investment grade, fixed rate, coupon bearing municipal bonds with maturities greater than one year but less than twelve years. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 7.31%

Lowest (quarter ended 09/30/08): (4.53)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception on 2/14/94
Return Before Taxes	12.75%	4.03%	5.41%	4.75%
Return After Taxes on Distributions	12.70%	4.01%	5.36%	4.72%
Return After Taxes on Distributions and Sale of Series Shares	9.85%	3.94%	5.20%	4.63%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch 1-12 Year Municipal Bond Index	7.18%	4.47%	5.56%	5.28%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1994.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1994.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1994.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1994.

James Nawrocki, Senior Fixed Income Analyst, has managed the Series since 2004.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1994.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

Dividends you receive from the Series generally are exempt from federal income tax, but are generally subject to state and local personal income taxes. The Series may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Capital gain distributions you receive from the Series generally are taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

New York Tax Exempt Series

Summary Section

Investment Goal

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

NEW YORK TAX EXEMPT SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.65% [1]

1The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$66	$208	$362	$810

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 10% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and New York State personal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in New York. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those securities determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity & Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB and above by S&P or Baa or above by Moody’s, or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

•	The interest rate sensitivity of each security.

•	The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. This risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:

•	Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•	Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:

•	Concentration in New York tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.

•	The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions, particularly the New York City area.

•	The Series is subject to the risk that its market segment (New York tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

•

Both New York State and New York City have experienced financial and budgetary difficulties in the past, and New York State is currently experiencing a significant budgetary shortfall. Financial and budgetary problems could adversely affect all issuers of New York tax exempt securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index, which is a market weighted index comprised of investment grade, fixed rate, coupon bearing municipal bonds with maturities greater than one year but less than twelve years. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 6.23%

Lowest (quarter ended 09/30/08): (3.78)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception on 1/17/94
Return Before Taxes	12.46%	3.76%	5.11%	4.55%
Return After Taxes on Distributions	12.40%	3.73%	5.06%	4.51%
Return After Taxes on Distributions and Sale of Series Shares	9.66%	3.73%	4.96%	4.47%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch 1-12 Year Municipal Bond Index	7.18%	4.47%	5.56%	5.26%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income, has managed the Series since 1994.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1994.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1994.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1994.

James Nawrocki, Senior Fixed Income Analyst, has managed the Series since 2004.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1994.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

Dividends you receive from the Series generally are exempt from federal and New York State personal income tax. The Series may invest a portion of its assets in securities that generate income that is not exempt from federal and New York State personal income tax. Capital gain distributions you receive from the Series generally are taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Ohio Tax Exempt Series

Summary Section

Investment Goal

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

OHIO TAX EXEMPT SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.89%[1]
Less Fee Waiver and/or Expense Reimbursement	(0.03)%[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86% [1]

1The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

2 Manning & Napier Advisors, Inc. (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 0.85% of the Series’ average daily net assets. This contractual waiver will continue for a period of one year until at least April 30, 2011 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$88	$281	$490	$1,093

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 11% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in municipal bonds and other securities the income from which is exempt from federal income tax and Ohio State personal income tax. The Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax. The main issuers of these securities are state and local agencies in Ohio. In selecting investments for the Series, the Advisor attempts to balance the Series’ goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income; however, the Advisor will only purchase investment grade securities, or those determined by the Advisor to be of equivalent quality, and will maintain other selection criteria in an attempt to avoid permanent capital loss.

Maturity & Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for interest rates. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality — The Series’ investments will be limited to investment grade securities, those rated BBB or above by S&P or Baa or above by Moody’s or determined by the Advisor to be of equivalent quality.

Bond Selection Process — The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

•	The interest rate sensitivity of each security.

•	The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

Principal Risks of Investing in the Series

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•

Interest rates go up, which will make bond prices go down and reduce the value of the Series’ portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series’ portfolio.

•	The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:

•	Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•	Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

In addition to the risks of bond funds in general and more specifically of municipal bond funds, this Series has the following special risks:

•	Concentration in Ohio tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.

•	The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions.

•	The Series is subject to the risk that its market segment (Ohio tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index, which maturities greater than one year but less than twelve years. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 7.42%

Lowest (quarter ended 09/30/08): (4.66)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception on 2/14/94
Return Before Taxes	13.09%	4.02%	5.19%	4.55%
Return After Taxes on Distributions	12.93%	3.95%	5.12%	4.50%
Return After Taxes on Distributions and Sale of Series Shares	10.06%	3.93%	5.00%	4.45%
Index: (reflects no deduction for fees, expenses, or taxes)
Bank of America Merrill Lynch 1-12 Year Municipal Bond Index	7.18%	4.47%	5.56%	5.28%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jack Bauer, Senior Analyst/Managing Director of Fixed Income, has managed the Series since 1994.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1994.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1994.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1994.

James Nawrocki, Senior Analyst, has managed the Series since 2004.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1994.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc. P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

Dividends you receive from the Series generally are exempt from federal and Ohio personal income tax. The Series may invest a portion of its assets in securities that generate income that is not exempt from federal and Ohio personal income tax. Capital gain distributions you receive from the Series generally are taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

More Information About the Series’ Principal Investments

Equity securities — Each of the Series, with the exception of the High Yield Bond Series, Global Fixed Income Series, Core Bond Series, Core Plus Bond Series, Diversified Tax Exempt Series, New York Tax Exempt Series, and Ohio Tax Exempt Series, may invest in equity securities of U.S. and foreign companies. The securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — The International Series and World Opportunities Series invest principally in the common stocks of foreign companies. Each Series that may invest in equity securities may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below. The Core Bond Series and Core Plus Bond Series may invest in yankee bonds, which are bonds issued by foreign issuers that are denominated in U.S. dollars. The Global Fixed Income Series invests principally in bonds issued by foreign issuers, and the High Yield Bond Series and Core Plus Bond Series may also invest in bonds issued by foreign issuers.

Fixed income securities — The High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series invest primarily in a variety of fixed income investments. The Real Estate Series may invest in fixed income securities. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may be of any credit quality (subject to the limitations outlined in each Series’ Principal Investment Strategies section) and have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind. The Diversified Tax Exempt Series, New York Tax Exempt Series, and Ohio Tax Exempt Series (the Tax Exempt Series) may invest in fixed income securities of any maturity or duration.

Tax exempt securities — The Tax Exempt Series may invest in fixed income securities of any maturity or duration, and these securities may be issued by a state and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. As a fundamental policy, each Series will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax.

Tax Exempt Series’ investments in taxable securities — The Tax Exempt Series may invest in taxable investments, including obligations of the U.S. government, its agencies or instrumentalities. These Series may also invest in money market instruments or hold their assets in cash. These investments may cause a Tax Exempt Series to make a taxable distribution to shareholders.

Mortgage-backed securities — The Core Bond Series and Core Plus Bond Series may invest in mortgage-backed securities. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Asset-backed securities — The Core Bond Series and Core Plus Bond Series may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

High yield bonds — The High Yield Bond Series, Global Fixed Income Series, Core Plus Bond Series, and Real Estate Series may invest in high yield bonds. High yield bonds are lower-rated debt securities often referred to as “junk bonds.” These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. In addition, foreign countries with political or economic instability may issue high yield bonds. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high yield bonds are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency hedging — In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but are not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily use forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Derivative securities — The High Yield Bond Series, Core Bond Series and Core Plus Bond Series may invest in swaps, in particular index total return swaps, and/or index-linked notes, options and futures. An index total return swap is a contract where one party exchanges a particular income stream for a corresponding income stream that replicates the credit quality and market performance of a benchmark (such as the Barclays Capital High Yield Corporate Bond Index). Similarly, an index-linked note is a security whose coupon/total return replicates the credit quality and the market performance of a benchmark. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The purpose of these investments is to provide the Series with exposure to a specific sector of the bond market without directly investing in individual bonds. The Life Sciences Series may invest in options. When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate income for the Life Sciences Series by writing (selling) options on the underlying security.

Mortgage dollar rolls — The Core Bond Series and Core Plus Bond Series may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. They simulate an investment in mortgage-backed securities and may enhance the Series’ returns and reduce its administrative burdens compared with holding mortgage-backed securities directly.

ETFs — The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

Real estate companies (RECs) — The Real Estate Series may invest in REITs and REOCs (RECs) and the Financial Services Series may invest in REITs. RECs are companies — trusts in the case of REITs — that invest primarily in commercial real estate or real estate-related loans. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. REOCs are real estate companies that engage in the development, management or financing of real estate. They typically provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that are taxed at the corporate level, unlike REITs.

Convertible securities — The Real Estate Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock.

More Information About the Series’ Principal Risks

In addition to the principal risks discussed in the individual Series’ Summary sections, certain Series are subject to additional risks as illustrated by the following table. The degree to which each risk applies to a specific Series depends on the holdings of that Series. More information on each risk is provided below the table.

	Small Cap Series	Commodity Series	Technology Series	Intenational Series	Life Sciences Series	World Opportunities Series	Financial Services Series	Real Estate Series	High Yield Bond Series	Global Fixed Income Series	Core Bond Series	Core Plus Bond Series	Diversified Tax Exempt Series	New York Tax Exempt Series	Ohio Tax Exempt Series
Equity risk	x	x	x	x	x	x	x	x
Large-cap risk		x	x	x	x	x	x	x
Small- and mid-cap risk	x		x	x	x	x	x	x
Foreign securities risk	x	x	x	x	x	x	x	x	x	x	x	x
Emerging market risk	x	x	x	x	x	x		x	x	x		x
Currency risk	x	x	x	x	x	x	x	x	x	x		x
Risks related to currency hedging				x		x		x	x	x		x
Interest rate risk								x	x	x	x	x	x	x	x
Credit risk								x	x	x	x	x	x	x	x
Risks related to mortgage-backed securities											x	x
Prepayments and extension risk								x	x	x	x	x	x	x	x
Risks of lower-rated investment grade securities								x			x	x	x	x	x
Risks of mortgage dollar rolls											x	x
Risks of asset-backed securities											x	x
Municipal securities risk													x	x	x
Concentration in New York and Ohio tax exempt securities risk														x	x
Risks related to New York tax exempt securities														x
Risks related to Ohio tax exempt securities															x
Derivatives risk					x				x		x	x
Risks related to ETFs	x		x	x	x	x	x	x	x		x	x
Real estate investment risk							x	x
Risks related to real estate companies							x	x
Convertible securities risk								x
Risks related to commodity investments		x
Liquidity risk	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x
Large redemption risk	x	x	x	x	x	x	x	x	x	x	x	x	x	x	x

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — A Series’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by a Series may be volatile.

Foreign securities risk — Investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A fund with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of a Series with foreign investments will lag these investments.

Emerging market risk — A Series that invests in stocks located in emerging markets may be exposed to additional risks. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — A Series that invests in securities denominated in, and/or receiving revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to currency hedging — A Series that uses currency hedging will be exposed to additional risks. The value of a Series’ portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, a Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Interest rate risk — A Series that invests in fixed income securities will be subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Series’ yield will change over time. During periods when interest rates are low, the Series’ yield (and total return) also may be low. Changes in interest rates also may affect the Series’ share price: a sharp rise in interest rates could cause the Series’ share price to fall. This risk is greater when the Series holds bonds with longer maturities. To the extent that the Advisor anticipates interest rate trends imprecisely, the Series’ share price could fall.

Credit risk — A Series that invests in fixed income securities will be subject to the risk that a decline in the credit quality of a portfolio investment could cause the Series’ share price to fall. A Series could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds. Given the total size of the junk bond market, junk bonds can be less liquid than investment-grade bonds.

Risks related to mortgage-backed securities — Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Series’ mortgage-backed securities and, therefore, to assess the volatility risk of the Series. The privately issued mortgage-backed securities in which a Series invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

Prepayment and extension risk — A Series that invests in fixed income securities will be subject to the risk that the bonds in its portfolio may be paid off earlier or later than expected. Either situation could cause the Series to hold securities paying lower-than-market rates of interest, which could hurt the Series’ yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Series may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Series because the Series will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions. If a security purchased by a Series is downgraded below investment grade after purchase, the Advisor will review the security to determine if it remains an appropriate investment.

Risks of Mortgage dollar rolls — A Series’ use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Series. At the time a Series enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Series.

Risks of asset-backed securities — Repayment of asset-backed securities depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Series will be unable to possess and sell the underlying collateral and that the Series’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Series may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal securities risk — The Tax Exempt Series primarily invest in municipal securities the income from which, in the opinion of the securities’ counsel, is exempt from federal income tax, including the Alternative Minimum Tax. In addition, the New York Tax Exempt Series primarily invests in municipal securities the income from which, in the opinion of the securities’ counsel, is exempt from New York State income tax, and the Ohio Tax Exempt Series primarily invests in municipal securities the income from which, in the opinion of the securities’ counsel, is exempt from Ohio State income tax. Neither the Advisor nor the Series guarantee that this opinion is correct, and there is no assurance that the IRS will agree with such counsel’s opinion. If certain types of investments a Series buys as tax-exempt are later ruled to be taxable, a portion of that Series’ income could be taxable. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. To the extent that a Series invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Series. Any changes in the financial condition of municipal issuers also may adversely affect the value of a Series’ securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

Concentration in New York and Ohio tax exempt securities risk — In addition to the general risks of investing in municipal securities discussed above, the New York Tax Exempt Series and Ohio Tax Exempt Series will be particularly sensitive to economic and political developments in the State of New York and the State of Ohio, respectively. Constitutional or statutory requirements may limit each state’s power to raise revenues or increase taxes and to meet its obligations. In addition, changes to New York or Ohio laws or regulations may impair the ability of issuers of municipal securities to repay principal or to pay interest. The amount of information about the condition of an issuer of New York or Ohio tax exempt securities may not be as extensive as information regarding a corporate issuer whose securities are publicly traded.

Risks related to New York tax exempt securities — Certain issuers of New York municipal securities have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty, it may have an adverse affect on New York municipal securities held by the Series. A downturn within the financial sector is a significant risk to the economy of New York State and New York City and issuers of New York municipal securities. The recent loss of wealth from, among other things, the depressed equity market and a depressed real estate market, along with declining employment and income, is expected to depress New York State’s taxable income.

Risks related to Ohio tax exempt securities — With a sizeable manufacturing base and high employment in trade, transportation, and utilities, Ohio tends to be more sensitive to economic shifts than most other states. As a result, the recent economic downturn has had a particularly harsh impact on Ohio’s economy. For example, Ohio recently reported an unemployment rate above the national average and Ohio’s total employment decreased over the past year. In addition, Ohio has experienced budgetary shortfalls due, in part, to declining tax revenues. Each of the foregoing factors may affect the market value of Ohio municipal securities or the ability of Ohio issuers to make timely payments of interest and principal.

Derivatives risk — A Series’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk that a particular derivative may be valued incorrectly; (iii) the risk that a Series may not be able to purchase or liquidate a particular derivative at an advantageous time or place; and (iv) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Series to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on a Series. Leverage tends to magnify the effect of any decrease or increase in the value of a Series’ portfolio securities. The use of leverage may cause a Series to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Real estate investment risk — Although the Real Estate Series may not invest directly in real estate, it has a policy of concentrating its investments in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. As such, the Real Estate Series is subject to risks associated with the direct ownership of real estate, and an investment in the Series will be closely linked to the performance of the real estate markets. A Series that invests, but does not concentrate, in securities of companies that are principally engaged in the real estate industry or companies related to the real estate industry will be subject to the risks associated with the direct ownership of real estate securities to a lesser extent. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Risks related to real estate companies — The following risks may apply to all real estate companies (RECs) or specifically to real estate investment trusts (REITs):

•	RECs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type.

•	RECs are subject to heavy cash flow dependency and defaults by borrowers.

•

REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to a Series.

•

In the event of a default by a borrower or lessee, the REC may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

•	RECs have their own expenses, and a Series will bear a proportionate share of those expenses.

•	RECs may be affected by changes in the value of the underlying properties in their portfolios. Mortgage REITs may also be affected by the credit quality of any loans in their portfolios.

•	REITs are subject to substantial dividend requirements which may result in a need to raise additional capital or face self liquidation.

Convertible securities risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (“junk bond”) or may not be rated, and are subject to credit risk, which is discussed above.

Risks related to commodity investments — The Commodity Series has special risks due to its concentration in securities of issuers in commodity-related industries. The prices of commodities may be subject to economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Global supply and demand of a commodity may be influenced by such factors as forward selling by the various commodities producers, purchases made by the commodities’ producers to unwind their hedge positions, and production and cost levels in the major markets of a commodity. Certain commodities are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. In addition, certain commodities are affected by domestic and foreign interest rates and inflation rates and investors’ expectations concerning the same. Each of these variables may create additional investment risks which subject the Commodity Series’ investments to greater volatility than investments in traditional securities.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Series’ investments in illiquid securities may reduce the returns of that Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of a Series’ shares. Redemptions by these institutions or individuals in a Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force a Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Strategy and Goal

Each Series’ investment goal (described in each “Investment Goal” section), except for those of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series, is a fundamental policy and may not be changed without obtaining the approval of the respective Series’ shareholders. The investment goals of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series are not fundamental policies, and the Series’ Board of Directors may change these goals without obtaining the approval of the shareholders of these Series. Each of the Small Cap Series, Commodity Series, Technology Series, Life Sciences Series, High Yield Bond Series, Global Fixed Income Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series will notify its shareholders at least 60 days before changing its investment strategy to invest, under normal circumstances, at least 80% of its assets in the type of securities suggested by its name. The Series may not succeed in achieving their goals.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $30 billion for individual and institutional investors. The Advisor is responsible for the day-to-day portfolio management of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series.

For the Series that invest in stocks, with the exception of the World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines as well as monitors the investment portfolio for the Series. The Research Team works with the Advisor’s other analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve security purchases and sales.

For the World Opportunities Series, the Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

For the Series that invest primarily in bonds, the Series’ Research Team constructs and monitors the Series’ portfolios. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following people serve on the various Series’ Research Teams and the Advisor’s Senior Research Group, as noted:

Sidharth Abrol, CFA®, Junior Analyst
Joined the Advisor in 2002. Junior Analyst since 2007. Member of the International Series Research Team since 2010. Previous position held in last five years: Research Associate, 2005 – 2007.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jack Bauer, Senior Fixed Income Analyst/Managing Director of Fixed Income
Joined the Advisor in 1990. Senior Analyst since 1990. Managing Director and member of Senior Research Group since 1992. Lead Member of Tax Exempt Series Research Teams since 1994. Lead member of Core Bond Series and Core Plus Bond Series Research Teams since 2004. Lead member of Global Fixed Income Series and High Yield Bond Series Research Teams since 1997 and 2002, respectively.

Marc Bushallow, CFA®, Senior High Yield Analyst
Joined the Advisor in 2008. Senior High Yield Analyst since 2008. Previous positions held in the last five years: Associate Director, High Yield Research, 2007-2008; Manager, High Yield Research, 2006-2007; Associate, High Yield Research, 2005-2006, Barclays Capital. Member of the Core Plus Bond Series and High Yield Bond Series Research Teams since 2008. Mr. Bushallow is responsible for the management of the high yield securities in these Series’ portfolios.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Eric L. Daniels, Senior Analyst
Joined the Advisor in 2003. Senior Analyst since 2003. Member of Life Sciences Series Research Team since 2003.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004. Member of Technology Series Research Team since 2003.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

R. Keith Harwood, Senior Corporate Analyst
Joined the Advisor in 1997. Senior Corporate Analyst since 1998. Member of Core Bond Series and Core Plus Bond Series Research Teams since 2004. Mr. Harwood is responsible for analysis of corporate fixed income securities used in the management of these Series.

Jeffrey A. Herrmann, CFA®, Co-Director of Research /Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002. Member of Real Estate Series Research Team since 2009.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009. Member of Life Sciences Series Research Team since 2002.

Jason P. Lisiak, CFA®, Senior Analyst
Joined the Advisor in 1998. Senior Analyst since 2001. Member of Real Estate Series Research Team since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992. Member of the Real Estate Series Team since 2009.

Jeffrey D. McCormack, CFA®, Analyst
Joined the Advisor in 2003. Analyst since 2005. Member of Life Sciences Series Research Team since 2008.

John D. Mitchell, CFA®, Analyst
Joined the Advisor in 2001. Analyst since 2004. Member of Financial Services Series Research Team since 2004.

William Moore, CFA®, Junior Analyst
Joined the Advisor in 2002. Junior Analyst since 2007. Member of the Financial Services Series Research Team since 2008. Previous positions held in last five years: Research Assistant, 2005; Research Associate 2005-2007.

James Nawrocki, Senior Fixed Income Analyst
Joined the Advisor in 2004. Senior Fixed Income Analyst since 2004. Member of Tax Exempt Series, Global Fixed Income, Core Bond Series, and Core Plus Bond Series Research Teams since 2004. Mr. Nawrocki’s role is to evaluate investment opportunities across fixed income market sectors (e.g., corporate bonds versus pass-through securities, or general obligation bonds versus revenue bonds in the municipal bond market).

Robert F. Pickels, CFA®, Senior Analyst
Joined the Advisor in 2002. Senior Analyst since 2003. Member of Small Cap Series Research Team since 2006. Member of Commodity Series Research Team.

Ben V. Rozin, Junior Analyst
Joined the Advisor in 2005. Junior Analyst since 2009. Member of International Series Research Team since 2009. Previous positions held in the last five years: Securities Litigation Analyst for Capital Forensics, Inc., 2005; Research Assistant, 2005-2006; and Research Associate, 2006-2009.

Tariq Siddiqi, CFA®, Junior Analyst
Joined the Advisor in 2003. Junior Analyst since 2008. Member of Technology Series Research Team since 2010. Previous position held in last five years: Research Associate, 2005 – 2008.

Walter B. Stackow, CFA®, Senior Analyst
Joined the Advisor in 2008. Senior Analyst since 2008. Member of Small Cap Series Research Team since 2009. Previous positions held in last five years: Senior Analyst, Manning & Napier Advisors, Inc., 2005-2006; and Co-Portfolio Manager, Mid Cap and Large Cap Value Products, FAF Advisors, Inc., 2006-2007.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Member of International Series and Global Fixed Income Series Teams since 1992 and 1997, respectively.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009. Member of Financial Services Series Research Team since 2004.

Jeffrey M. Tyburski, CFA®, Senior Analyst
Joined the Advisor in 1999. Senior Analyst since 2002. Member of Small Cap Series Research Team since 2004. Member of Commodity Series Research Team.

Jay Welles, CFA®, Senior Analyst
Joined the Advisor in 2000. Senior Analyst since 2004. Member of Technology Series Research Team since 2004.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Information About Discretionary Investment Accounts

The Advisor and its affiliates use these Series within discretionary investment accounts to attempt to capture investment opportunities in specific market or industry sectors and to provide diversification among asset classes (for example, international stocks or small company stocks) that could not otherwise be captured efficiently and with sufficient diversification. The Advisor and its affiliates invest discretionary investment accounts in a sector when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.

The Advisor’s decisions on when to purchase shares for discretionary investment accounts are based on the following points:

1.	The Advisor holds a strong overview for the sector, but it believes that purchasing individual securities in that sector would involve a high degree of risk.

2.	The Advisor believes that the Series will provide the opportunity to invest in an undervalued segment of the financial markets and that this opportunity could not be efficiently captured without the use of the Series.

3.	The Advisor believes that the Series will provide the ability to diversify risk in clients’ accounts through investing in a market sector or asset class (e.g., small capitalization stocks or international securities), and that this diversification could not be efficiently achieved without the use of the Series.

The portion of a client account invested in each Series may increase or decrease in size depending upon the number of opportunities identified by the Advisor for the client’s investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the Series may be sold from clients’ accounts. It is possible for more than one Series to be utilized at the same time, but each Series will be utilized based on an individual analysis of that sector and on the Advisor’s assessment of the appropriateness of Series participation to each client’s investment objectives.

As a general rule, the investment in shares of a Series (other than the Core Bond Series, Core Plus Bond Series, and Tax Exempt Series) on behalf of clients is limited to a maximum of 5% – or, if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% – of the client’s portfolio. Because these Series will take the place of a portion of an account’s bond holdings, these limits do not apply to the Core Bond Series, Core Plus Bond Series, and Tax Exempt Series).

From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series’ assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series’ remaining shareholders to bear greater portions of the Series’ fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

Management Fees

In return for services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by each Series as described below. The Advisor has contractually agreed to limit total direct annual fund operating expenses of the Technology Series, High Yield Bond Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, and the Tax Exempt Series as shown below. These contractual waivers will remain in effect at least until at least April 30, 2011, and may be extended.

ANNUAL MANAGEMENT FEE (AS A PERCENTAGE OF DAILY NET ASSETS)
Series	Contractual Management Fee	Contractual Expense Limitation	Actual Management Fee Paid for Year Ended 12/31/09[1]
Small Cap Series	1.00%	n/a	1.00%
Commodity Series[2]	1.00%	n/a	n/a
Technology Series	1.00%	1.20%	1.00%
International Series	1.00%	n/a	1.00%
Life Sciences Series	1.00%	n/a	1.00%
World Opportunities Series	1.00%	n/a	1.00%
High Yield Bond Series	1.00%	1.20%	0.98%[3]
Global Fixed Income Series[2]	1.00%	n/a	n/a
Financial Services Series	1.00%	1.20%	1.00%
Core Bond Series	0.60%	0.80%	0.60%
Core Plus Bond Series	0.70%	0.90%	0.70%
Real Estate Series	1.00%	1.20%	0.62%[4]
Diversified Tax Exempt Series	0.50%	0.85%	0.50%
New York Tax Exempt Series	0.50%	0.85%	0.50%
Ohio Tax Exempt Series	0.50%	0.85%	0.47%

1 Reflects the actual amount paid, including the effects of fee waivers and expense reimbursements.

2 The Commodity Series and Global Fixed Income Series were not active as of December 31, 2009.

3 During the period from its reactivation on September 14, 2009 through December 31, 2009.

4 During the period from its activation on November 10, 2009 through December 31, 2009.

A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreements is available in the Series’ annual reports dated December 31, 2009, which cover the period January 1, 2009 (or inception, if later) through December 31, 2009.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Shares are offered to discretionary investment clients of the Advisor and to investors who purchase shares directly from the distributor or through certain financial intermediaries. Shares of the Series covered by this prospectus are not subject to any distribution or shareholder servicing fees.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series are not responsible for the failure of your financial intermediary to carry out its responsibilities.

How to Buy, Exchange, and Redeem Shares

Discretionary Investment Clients

For discretionary investment clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor’s discretion pursuant to authorization received from clients.

All orders to purchase and redeem shares on behalf of discretionary investment account clients will be processed at the NAV next determined after receipt by the transfer agent of a duly completed purchase or redemption order transmitted by the Advisor to the transfer agent. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates.

Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions signed by all the registered owners of the account.

The instructions provided below apply to all other investors.

How to Buy Shares

Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for each Series is $2,000. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series’ investment minimum in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into a Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of a Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 62, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 62, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 62 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of a Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to a Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in a Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect a Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offer their shares at the NAV per share of the Series. Each Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

The Series generally value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. In calculating their NAVs, the Series generally value their investment portfolios at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Series’ U.S. stock holdings are traded primarily on U.S. exchanges, there may be limited circumstances in which a Series would price these securities at fair value – for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Series calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Series use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Series use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series price their shares, the value a Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time.

Telephone calls may be recorded.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Automated account information: You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-466-3863 or by logging onto your account at www.manningnapieradvisors.com.

Disclosure of the Series’ Portfolio Holdings

The Series disclose their complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). A Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

With the exception of the Tax Exempt Series, the Series generally pay dividends once a year, in December. The Tax Exempt Series generally pay dividends four times a year, in March, June, September, and December. All the Series make capital gains distributions, if any, once a year, typically in December.

Each Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on their cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income
Tax Exempt Dividends	Exempt from federal income tax

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by a Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested. At the beginning of every year, the Fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that each Series paid during the previous calendar year. REITs in which a Series invests often do not provide complete and final tax information to the Series until after the time that the Series issues the tax reporting statement. As a result, the Series may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Series will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. Dividend income that a Series receives from REITs, if any, generally will not be treated as qualified dividend income.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Information Specific to the Tax Exempt Series

The Tax Exempt Series intend to pay tax exempt dividends quarterly. Tax exempt dividends are exempt from regular federal income tax, but they may have other tax consequences, including the Alternative Minimum Tax. The Series may invest a portion of their assets in securities that generate income that is not exempt from federal income tax. In addition, the New York Tax Exempt Series and Ohio Tax Exempt Series may invest a portion of their assets in securities that generate income that is not exempt from New York State income tax and Ohio State income tax, respectively.

Diversified Tax Exempt Series—Depending upon the extent of the Series’ activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Series may be subject to the tax laws of such states or localities. While the Series expects to pay income that is exempt from federal income tax, this income may be subject to taxation under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Series is advised to consult his own tax advisor in that regard. The Series will report annually the percentage of interest income received during the preceding year on tax exempt obligations, and on a state-by-state basis, the source of that income.

New York Tax Exempt Series—Under New York law, dividends that are derived from interest payments on New York obligations are also exempt from New York State and New York City income tax for individuals who reside in New York.

Ohio Tax Exempt Series—Under Ohio law, dividends that are derived from interest payments on Ohio obligations are also exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes for individuals who reside in Ohio. Distributions of capital gains are exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes to the extent that they are due to profit made on the sale, exchange, or other disposition by the Series of Ohio State securities. Gain from the sale of interest bearing obligations of Ohio and its political subdivisions will not be subject to Ohio personal income tax.

Financial Highlights

The financial highlights tables are intended to help you understand the Series’ financial performance for the past five years or, if shorter, the period of the Series’ operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series’ financial statements, is included in the annual reports, which are available upon request. No financial highlights are presented for the Commodity Series because that Series had never been activated as of December 31, 2009 and therefore had no financial history. No financial highlights are presented for the Global Fixed Income Series because it had not been active during the five year period ended December 31, 2009.

Small Cap Series Class A

	For the Years Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$4.98	$10.21	$13.08	$13.66	$15.01

Income (loss) from investment operations:
Net investment loss	(0.02)[1]	(0.02)	(0.01)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	2.43	(5.12)	(1.25)	2.55	2.20

Total from investment operations	2.41	(5.14)	(1.26)	2.50	2.13

Less distributions to shareholders:
From net realized gain on investments	—	(0.09)	(1.61)	(3.08)	(3.48)

Net asset value - End of year	$7.39	$4.98	$10.21	$13.08	$13.66

Net assets - End of year (000’s omitted)	$171,910	$120,162	$184,998	$175,491	$154,416

Total return[2]	48.39%	(50.68%)	(9.32%)	18.06%	14.11%
Ratios (to average net assets)/ Supplemental Data:
Expenses	1.15%*	1.15%	1.14%	1.16%	1.19%
Net investment loss	(0.34%)	(0.39%)	(0.08%)	(0.40%)	(0.51%)
Portfolio turnover	76%	68%	64%	85%	55%

* The investment advisor did not impose all or a portion of its CCO fees, fund accounting and transfer agent fees during the year ended 12/31/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%3.

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.

3 Less than 0.01%.

Technology Series

	For the Years Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$6.01	$11.29	$10.41	$8.37	$8.19

Income (loss) from investment operations:
Net investment loss	(0.05)[1]	(0.05)	(0.05)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	3.77	(5.09)	2.34	2.05	0.21

Total from investment operations	3.72	(5.14)	2.29	2.04	0.18

Less distributions to shareholders:
From net realized gain on investments	—	(0.14)	(1.41)	—	—

Net asset value - End of year	$9.73	$6.01	$11.29	$10.41	$8.37

Net assets - End of year (000’s omitted)	$157,731	$123,112	$227,679	$167,252	$110,656

Total return[2]	61.90%	(45.86%)	22.55%	24.37%	2.20%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.13%	1.13%	1.13%	1.16%	1.20%
Net investment loss	(0.68%)	(0.53%)	(0.53%)	(0.14%)	(0.48%)
Portfolio turnover	55%	65%	79%	83%	116%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees in some years. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[3]	N/A	N/A	N/A	0.03%

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.

3 Less than 0.01%.

International Series

	For the Years Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$6.57	$10.87	$9.84	$9.90	$9.52

Income (loss) from investment operations:
Net investment income	0.14 [1]	0.22	0.15	0.15	0.11
Net realized and unrealized gain (loss) on investments	2.10	(3.82)	1.12	2.01	1.21

Total from investment operations	2.24	(3.60)	1.27	2.16	1.32

Less distributions to shareholders:
From net investment income	(0.16)	(0.21)	(0.14)	(0.15)	(0.11)
From net realized gain on investments	(0.26)	(0.49)	(0.10)	(2.07)	(0.83)

Total distributions to shareholders	(0.42)	(0.70)	(0.24)	(2.22)	(0.94)

Net asset value - End of year	$8.39	$6.57	$10.87	$9.84	$9.90

Net assets - End of year (000’s omitted)	$267,100	$182,273	$270,080	$215,981	$193,168

Total return[2]	34.23%	(33.25%)	13.01%	21.96%	13.99%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.15%*	1.15%	1.16%	1.18%	1.24%
Net investment income	1.90%	2.49%	1.47%	1.39%	1.10%
Portfolio turnover	17%	9%	20%	30%	35%

* The investment advisor did not impose all of or a portion of its CCO fees, fund accounting and transfer agent fees during the year ended 12/31/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%3.

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived during the year ended December 31, 2009.

3 Less than 0.01%.

Life Sciences Series

	For the Years Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$6.99	$11.54	$11.41	$12.10	$11.89

Income (loss) from investment operations:
Net investment loss	(0.05)[1]	(0.06)	(0.08)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	3.67	(4.38)	1.25	1.56	1.71

Total from investment operations	3.62	(4.44)	1.17	1.51	1.67

Less distributions to shareholders:
From net realized gain on investments	—	(0.11)	(1.04)	(2.20)	(1.46)

Net asset value - End of year	$10.61	$6.99	$11.54	$11.41	$12.10

Net assets - End of year (000’s omitted)	$272,944	$182,704	$299,669	$233,072	$221,302

Total return[2]	51.79%	(38.77%)	10.62%	12.52%	14.16%
Ratios (to average net assets)/ Supplemental Data:
Expenses	1.11%*	1.12%	1.12%	1.14%	1.17%
Net investment loss	(0.55%)	(0.65%)	(0.75%)	(0.51%)	(0.32%)
Portfolio turnover	95%	94%	95%	93%	110%

* The investment advisor did not impose all or a portion of its CCO fees, fund accounting and transfer agent fees during the year ended 12/31/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.01%.

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended December 31, 2009.

World Opportunities Series Class A

	For the Years Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$5.88	$10.07	$9.58	$8.46	$8.33

Income (loss) from investment operations:
Net investment income	0.04 [1]	0.10	0.05	0.12	0.07
Net realized and unrealized gain (loss) on investments	2.26	(4.08)	1.36	2.71	0.87

Total from investment operations	2.30	(3.98)	1.41	2.83	0.94

Less distributions to shareholders:
From net investment income	(0.06)	(0.03)	(0.05)	(0.14)	(0.07)
From net realized gain on investments	—	(0.18)	(0.87)	(1.57)	(0.74)

Total distributions to shareholders	(0.06)	(0.21)	(0.92)	(1.71)	(0.81)

Net asset value - End of year	$8.12	$5.88	$10.07	$9.58	$8.46

Net assets - End of year (000’s omitted)	$4,917,459	$1,340,057	$841,864	$317,121	$206,636

Total return[2]	39.12%	(40.07%)	15.13%	33.88%	11.33%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.17%*	1.16%	1.14%	1.16%	1.21%
Net investment income	0.60%	2.17%	0.75%	1.35%	0.95%
Portfolio turnover	42%	34%	49%	64%	46%

* The investment advisor did not impose all of or a portion of its CCO fees, fund accounting and transfer agent fees during the year ended 12/31/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%[3].

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.

3 Less than 0.01%.

High Yield Bond Series

For the Period September 14, 2009[1] to December 31, 2009
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.20 [2]
Net realized and unrealized gain on investments	0.28

Total from investment operations	0.48

Less distributions to shareholders:
From net investment income	(0.10)
From net realized gain on investments	(0.01)

Total distributions to shareholders	(0.11)

Net asset value - End of period	$10.37

Net assets - End of period (000’s omitted)	$127,678

Total return[3]	4.82%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.20%[4]
Net investment income	6.51%[4]
Portfolio turnover	22%

* The investment advisor did not impose all or a portion of its management fees during the period. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

0.02%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4 Annualized.

Financial Services Series

	For the Years Ended				For the Period 7/1/05[1] to 12/31/05
	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$5.14	$9.34	$12.51	$10.70	$10.00

Income (loss) from investment operations:
Net investment income	0.10 [2]	0.17	0.19	0.10	0.05
Net realized and unrealized gain (loss) on investments	0.44	(4.19)	(2.36)	2.00	0.69

Total from investment operations	0.54	(4.02)	(2.17)	2.10	0.74

Less distributions to shareholders:
From net investment income	(0.13)	(0.18)	(0.18)	(0.11)	(0.04)
From net realized gain on investments	—	—	(0.82)	(0.18)	—

Total distributions to shareholders	(0.13)	(0.18)	(1.00)	(0.29)	(0.04)

Net asset value - End of period	$5.55	$5.14	$9.34	$12.51	$10.70

Net assets - End of period (000’s omitted)	$130,415	$129,369	$220,097	$132,855	$49,674

Total return[3]	10.54%	(42.98%)	(17.46%)	19.62%	7.39%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.14%	1.12%	1.15%	1.18%	1.20%[4]
Net investment income	2.01%	2.34%	1.72%	1.14%	0.95%[4]
Portfolio turnover	98%	41%	38%	30%	6%

* The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[5]	N/A	N/A	N/A	0.16%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the year.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

Core Bond Series

	For the Years Ended				For the Period 4/21/05[1] to 12/31/05
	12/31/09	12/31/08	12/31/07	12/31/06

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.69	$10.05	$9.98	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.49 [2]	0.45	0.42	0.36	0.21
Net realized and unrealized gain (loss) on investments	0.62	(0.30)	0.13	0.09	(0.11)

Total from investment operations	1.11	0.15	0.55	0.45	0.10

Less distributions to shareholders:
From net investment income	(0.42)	(0.46)	(0.42)	(0.36)	(0.21)
From net realized gain on investments	—	(0.05)	(0.06)	—	—

Total distributions to shareholders	(0.42)	(0.51)	(0.48)	(0.36)	(0.21)

Net asset value - End of period	$10.38	$9.69	$10.05	$9.98	$9.89

Net assets - End of period (000’s omitted)	$76,601	$53,071	$49,909	$45,696	$28,578

Total return[3]	11.46%	1.66%	5.58%	4.51%	0.98%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.79%	0.80%	0.80%	0.80%	0.80%[4]
Net investment income	4.84%	4.73%	4.21%	3.87%	3.08%[4]
Portfolio turnover	67%	53%	346%	313%	293%

* The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees in some periods. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.00%[5]	0.03%	0.04%	0.08%	0.20%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the year.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

Core Plus Bond Series

	For the Years Ended				For the Period 4/21/05[1] to 12/31/05
	12/31/09	12/31/08	12/31/07	12/31/06
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.66	$10.02	$9.98	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.57 [2]	0.42	0.40	0.37	0.22
Net realized and unrealized gain (loss) on investments	0.82	(0.32)	0.03	0.08	(0.12)

Total from investment operations	1.39	0.10	0.43	0.45	0.10

Less distributions to shareholders:
From net investment income	(0.56)	(0.45)	(0.39)	(0.36)	(0.21)
From net realized gain on investments	—	(0.01)	—	—	—

Total distributions to shareholders	(0.56)	(0.46)	(0.39)	(0.36)	(0.21)

Net asset value - End of period	$10.49	$9.66	$10.02	$9.98	$9.89

Net assets - End of period (000’s omitted)	$395,308	$340,631	$278,494	$224,145	$175,594

Total return[3]	14.35%	1.24%	4.34%	4.59%	1.04%
Ratios (to average net assets)/ Supplemental Data:
Expenses	0.78%*	0.80%	0.81%	0.83%	0.88%[4]
Net investment income	5.60%	4.84%	4.20%	3.95%	3.12%[4]
Portfolio turnover	72%	63%	341%	315%	290%

* The investment advisor did not impose all or a portion of its CCO fees, fund accounting and transfer agent fees during the year ended 12/31/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%[5].

1 Commencement of operations.

2 Calculated based on average shares outstanding during the year.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

Real Estate Series

For the Period November 10, 2009[1] to December 31, 2009
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income	0.02 [2]
Net realized and unrealized gain on investments	0.62

Total from investment operations	0.64

Less distributions to shareholders:
From net investment income	(0.02)
From net realized gain on investments	(0.01)

Net asset value - End of period	$10.61

Net assets - End of period (000’s omitted)	$69,179

Total return[3]	6.36%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.20%[4]
Net investment income	1.43%[4]
Portfolio turnover	3%

* The investment advisor did not impose all of its management fees during the period. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

0.38%[4]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.

4 Annualized.

Diversified Tax Exempt Series

	For the Years Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$10.34	$10.92	$10.95	$10.90	$10.99

Income (loss) from investment operations:
Net investment income	0.40 [1]	0.42	0.36	0.37	0.37
Net realized and unrealized gain (loss) on investments	0.90	(0.62)	(0.02)	0.05	(0.09)

Total from investment operations	1.30	(0.20)	0.34	0.42	0.28

Less distributions to shareholders:
From net investment income	(0.44)	(0.36)	(0.37)	(0.36)	(0.36)
From net realized gain on investments	(0.03)	(0.02)	— [2]	(0.01)	(0.01)

Total distributions to shareholders	(0.47)	(0.38)	(0.37)	(0.37)	(0.37)

Net asset value - End of year	$11.17	$10.34	$10.92	$10.95	$10.90

Net assets - End of year (000’s omitted)	$234,486	$197,736	$235,709	$167,689	$112,965

Total return[3]	12.75%	(1.79%)	3.20%	3.94%	2.60%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.60%*	0.61%	0.62%	0.66%	0.71%
Net investment income	3.65%	3.75%	3.65%	3.71%	3.58%
Portfolio turnover	8%	7%	3%	5%	2%

* The investment advisor did not impose all of or a portion of its CCO fees, fund accounting and transfer agent fees during the year ended 12/31/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.01%.

1 Calculated based on average shares outstanding during the year.

2 Less than $0.01 per share.

3 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended December 31, 2009.

New York Tax Exempt Series

	For the Years Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.79	$10.41	$10.44	$10.45	$10.58

Income (loss) from investment operations:
Net investment income	0.38 [1]	0.38	0.37	0.38	0.37
Net realized and unrealized gain (loss) on investments	0.82	(0.63)	(0.01)	(0.02)	(0.13)

Total from investment operations	1.20	(0.25)	0.36	0.36	0.24

Less distributions to shareholders:
From net investment income	(0.41)	(0.36)	(0.37)	(0.36)	(0.36)
From net realized gain on investments	(0.03)	(0.01)	(0.02)	(0.01)	(0.01)

Total distributions to shareholders	(0.44)	(0.37)	(0.39)	(0.37)	(0.37)

Net asset value - End of year	$10.55	$9.79	$10.41	$10.44	$10.45

Net assets - End of year (000’s omitted)	$110,532	$97,202	$111,704	$92,910	$82,405

Total return[2]	12.46%	(2.37%)	3.44%	3.48%	2.33%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.64%*	0.64%	0.65%	0.68%	0.72%
Net investment income	3.64%	3.71%	3.66%	3.68%	3.55%
Portfolio turnover	10%	11%	7%	8%	6%

* The investment advisor did not impose all of or a portion of its CCO fees, fund accounting and transfer agent fees during the year ended 12/31/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%.3

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended December 31, 2009.

3 Less than 0.01%.

Ohio Tax Exempt Series

	For the Years Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$9.82	$10.43	$10.46	$10.52	$10.59

Income (loss) from investment operations:
Net investment income	0.36 [1]	0.38	0.34	0.38	0.38
Net realized and unrealized gain (loss) on investments	0.91	(0.57)	— [2]	(0.05)	(0.08)

Total from investment operations	1.27	(0.19)	0.34	0.33	0.30

Less distributions to shareholders:
From net investment income	(0.37)	(0.36)	(0.37)	(0.38)	(0.36)
From net realized gain on investments	(0.10)	(0.06)	—	(0.01)	(0.01)

Total distributions to shareholders	(0.47)	(0.42)	(0.37)	(0.39)	(0.37)

Net asset value - End of year	$10.62	$9.82	$10.43	$10.46	$10.52

Net assets - End of year (000’s omitted)	$24,875	$20,844	$26,432	$20,612	$15,988

Total return[3]	13.09%	(1.74%)	3.28%	3.19%	2.85%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.39%	3.58%	3.47%	3.81%	3.65%
Portfolio turnover	11%	15%	3%	9%	9%

* The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees in some years. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amount:

	0.03%	0.01%	0.00%[4]	0.07%	0.15%

1 Calculated based on average shares outstanding during the year.

2 Less than $0.01 per share.

3 Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year.

4 Less than 0.01%.

Small Cap Series — Class A	Ticker: MNSMX
Commodity Series
Technology Series	Ticker: EXTCX
International Series	Ticker: EXITX
Life Sciences Series	Ticker: EXLSX
World Opportunities Series — Class A	Ticker: EXWAX
High Yield Bond Series	Ticker: MNHYX
Global Fixed Income Series
Financial Services Series	Ticker: EXFSX
Core Bond Series	Ticker: EXCRX
Core Plus Bond Series	Ticker: EXCPX
Real Estate Series	Ticker: MNREX
Diversified Tax Exempt Series	Ticker: EXDVX
New York Tax Exempt Series	Ticker: EXNTX
Ohio Tax Exempt Series	Ticker: EXOTX

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about a Series that is not in this prospectus, you should not rely upon that information. Neither the Fund nor its distributor is offering to sell shares of any Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087	MNSMX05/01/10

Small Cap Series

Class B, Z, D and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

Summary Section	2
More Information About the Series’ Investment Strategies and Risks	5
Management	6
How to Buy, Exchange, and Redeem Shares	8
Investment and Account Information	10
Dividends, Distributions, and Taxes	13

Small Cap Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.

	Class B	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) fees	1.00%	0.75%	0.50%	0.25%
Other Expenses	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	2.16%	1.91%	1.66%	1.41%

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class B	Class Z	Class D	Class E
1 Year	$219	$194	$169	$144
3 Years	$676	$600	$523	$446
5 Years	$1,159	$1,032	$902	$771
10 Years	$2,493	$2,233	$1,965	$1,691

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 76% of the average value of its portfolio.

Principal Investment Strategies

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets go down.

•	Small company stocks go down in value or underperform larger company stocks.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:

•	The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small companies may be less marketable than the stocks of larger companies.

•	Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Standard & Poor’s 500 Total Return Index (S&P 500 Index), an unmanaged index of common stocks, and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com

Small Cap Series - Class A Shares

% Total Return

Quarterly Returns

Highest (quarter ended 06/30/09): 25.88%

Lowest (quarter ended 12/31/08): (32.79)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Current Activation on 4/30/92
Return Before Taxes	48.39%	(2.21)%	5.03%	6.73%
Return After Taxes on Distributions	48.39%	(4.29)%	3.11%	4.56%
Return After Taxes on Distributions and Sale of Series Shares	31.46%	(1.84)%	3.92%	5.03%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	26.50%	0.43%	(0.94)%	7.88%
Russell 2000® Index	27.17%	0.51%	3.51%	8.27%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1993.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1992.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1992.

Robert F. Pickels, CFA®, Senior Analyst, has managed the Series since 2006.

Walter B. Stackow, CFA®, Senior Analyst, has managed the Series since 2009.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1992.

Jeffrey M. Tyburski, CFA®, Senior Analyst, has managed the Series since 2004.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for each Class is $2,000. Class B, Z, D, and E shares are offered through the Fund and financial intermediaries. You may purchase or redeem shares of the Series directly with the Fund by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Tax Information

The distributions made by the Series are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’ Investment Strategies and Risks

More Information About the Series’ Principal Investments

Equity securities — The Series may invest in equity securities of U.S. and foreign companies. The securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — The Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

ETFs — The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About the Series’ Principal Risks

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Small cap risk — Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Accordingly, the Series may be more volatile than funds that invest in large- and mid-cap securities. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. In addition, smaller companies may have limited financial resources, product lines and markets. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap stocks, for instance—the performance of the Series will underperform those investments.

Foreign securities risk — The Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of the Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with its investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series may invest in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Series’ investments in illiquid securities may reduce the returns of the Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Policy and Investment Goal

The investment policy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series will notify its shareholders at least sixty days prior to any change in its investment policy.

The Series’ Board of Directors may change the Series’ investment goal (described above under “Investment Goal”) without obtaining the approval of the Series’ shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $30 billion for individual and institutional investors. The Advisor is responsible for the day-to-day portfolio management of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the three-member Small Cap Series Research Team and the Advisor’s Senior Research Group, as noted:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Robert F. Pickels, CFA®, Senior Analyst
Joined the Advisor in 2002. Senior Analyst since 2003. Member of Small Cap Series Research Team since 2006.

Walter B. Stackow, CFA®, Senior Analyst
Joined the Advisor in 2008. Senior Analyst since 2008. Member of Small Cap Series Research Team since 2009. Previous positions held in last five years: Senior Analyst, Manning & Napier Advisors, Inc., 2005-2006; and Co-Portfolio Manager, Mid Cap and Large Cap Value Products, FAF Advisors, Inc., 2006-2007.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Jeffrey M. Tyburski, CFA®, Senior Analyst
Joined the Advisor in 1999. Senior Analyst since 2002. Member of Small Cap Series Research Team since 2004.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series.

The Advisor received its full management fee of 1.00% for the fiscal year ended December 31, 2009. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ annual report dated December 31, 2009, which covers the period January 1, 2009 through December 31, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any Distribution and Shareholder Services Fee (as defined below) payable under the Distribution and Shareholder Services Plan (as defined below) of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class B, Z, D and E shares are offered through the Fund and financial intermediaries. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. The Series offers more than one share class, each of which has its own eligibility criteria, cost structure, and other features. Other share classes are offered in separate prospectuses. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class Z shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series is not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class B, Z, D, and E shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund.

Distribution and Shareholder Services Plan — Class B, Z, D and E shares of the Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 1.00%, 0.75%, 0.50%, and 0.25%, respectively, of the Class’s average daily net assets in accordance with a distribution and shareholder services plan (the Distribution and Shareholder Services Plan) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class B, Z, D, and E shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class B, Z, D, and E shares, printing of prospectuses and reports for other than existing Class B, Z, D, and E shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Information About Discretionary Investment Accounts

Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series’ assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series’ remaining shareholders to bear greater portions of the Series’ fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for each Class is $2,000. The Fund reserves the right to change or waive each Class’s investment minimum in its sole discretion. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 8, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 8, signed by each registered account owner, exactly as your names appear in the account registration.
•	State the name of the Series and the number of shares or dollar amount to be sold.
•	Provide the account number.
•	Medallion Guarantees may be required.
•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.
•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.
•	Provide your account number.
•	We may ask for identification, and all telephone calls are recorded.
•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Automated account information: You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-466-3863 or by logging onto your account at www.manningnapieradvisors.com

Disclosure of the Series’ Portfolio Holdings

The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Series generally:

•	Pays dividends once a year, in December.
•	Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for it to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Manning & Napier Fund, Inc.

Small Cap Series

Class B, Z, D and E Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

World Opportunities Series – Class A	Ticker: EXWAX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

Summary Section	2
More Information About the Series’ Investment Strategies and Risks	5
Management	6
How to Buy, Exchange, and Redeem Shares	8
Investment and Account Information	10
Dividends, Distributions, and Taxes	13
Financial Highlights	14

World Opportunities Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

WORLD OPPORTUNITIES SERIES
Shareholder Fees (paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.18%[1]

1 The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$120	$375	$649	$1,432

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 42% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) All Country World Index ex US, which is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. This index provides information on the performance of foreign stocks. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at manningnapieradvisors.com.

Quarterly Returns

Highest (quarter ended 09/30/09): 24.95%

Lowest (quarter ended 12/31/08): (24.30)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	39.12%	7.43%	8.47%	9.78%
Return After Taxes on Distributions	38.95%	5.98%	6.00%	6.50%
Return After Taxes on Distributions and Sale of Series Shares	25.61%	6.16%	6.10%	6.61%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI All Country World Index ex US	41.45%	5.83%	2.71%	5.47%

Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1996.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1996.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1996.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1996.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment of the Series is $2,000. There is no minimum for subsequent investments. You may purchase or redeem shares of the Series by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase and redemption orders.

Shares of the Series may be purchased from time to time by the Advisor for the accounts of its advisory clients who utilize discretionary account management services provided by the Advisor or its affiliates. Purchases and sales of Series shares for these clients are made at the Advisor’s discretion pursuant to client authorization.

Tax Information

The distributions made by the Series generally are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’

Investment Strategies and Risks

More Information About the Series’ Principal Investments

Equity securities — The Series may invest in equity securities of U.S. and foreign companies. The securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — The Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Currency hedging — In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

ETFs — The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About the Series’ Principal Risks

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign securities risk — Investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of the Series will lag these investments.

Emerging market risk — The Series may be exposed to risks associated with its investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series invests in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to currency hedging — The value of the Series’ portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Large-cap risk — The Series’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Series’ investments in illiquid securities may reduce the returns of the Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Strategy and Goal

The Series’ investment goal is to provide long-term growth by investing principally in the common stocks of companies located around the world. The Series’ Board of Directors may change the Series’ investment goal without obtaining the approval of the Series’ shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $30 billion for individual and institutional investors. The Advisor is responsible for the day-to-day portfolio management of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research /Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Information About Discretionary Investment Accounts

The Advisor and its affiliates use this Series and other series of the Fund within their discretionary investment accounts to attempt to capture investment opportunities in specific market or industry sectors and to provide diversification among asset classes (for example, international stocks or small company stocks) that could not otherwise be captured efficiently and with sufficient diversification. The Advisor and its affiliates invest discretionary investment accounts in a sector when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.

The Advisor’s decisions on when to purchase shares for discretionary investment accounts are based on the following points:

1.	The Advisor holds a strong overview for the sector, but it believes that purchasing individual securities in that sector would involve a high degree of risk.

2.	The Advisor believes that the series will provide the opportunity to invest in an undervalued segment of the financial markets and that this opportunity could not be efficiently captured without the use of the series.

3.	The Advisor believes that the series will provide the ability to diversify risk in clients’ accounts through investing in a market sector or asset class (e.g., small capitalization stocks or international securities), and that this diversification could not be efficiently achieved without the use of the series.

The portion of a client account invested in a series may increase or decrease in size depending upon the number of opportunities identified by the Advisor for the client’s investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the series may be sold from clients’ accounts. It is possible for more than one series to be utilized at the same time, but each series will be utilized based on an individual analysis of that sector and on the Advisor’s assessment of the appropriateness of series participation to each client’s investment objectives.

As a general rule, the investment in shares of a series on behalf of such clients is limited to a maximum of 5% – or, if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% – of the client’s portfolio.

From time to time, discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series’ assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series’ remaining shareholders to bear a greater portion of the Series’ fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

Management Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly , at an annual rate of 1.00% of the Series’ average daily net assets. The Advisor received its full management fee for the fiscal year ended December 31, 2009. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ annual report dated December 31, 2009, which covers the period January 1, 2009 through December 31, 2009.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class A shares of the Series are offered to discretionary investment clients of the Advisor and to investors who purchase shares directly from the distributor or through certain financial intermediaries. Class A shares of the Series are not subject to any distribution or shareholder servicing fees.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series is not responsible for the failure of your financial intermediary to carry out its responsibilities.

Investors may be charged a fee if they effect transactions through a financial intermediary.

How to Buy, Exchange, and Redeem Shares

Discretionary Investment Clients

For discretionary investment clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor’s discretion pursuant to authorization received from clients.

All orders to purchase shares on behalf of discretionary investment account clients will be processed at the NAV next determined after receipt by the transfer agent of a duly completed purchase order transmitted by the Advisor to the transfer agent. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates.

Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions signed by all the registered owners of the account.

The instructions provided below apply to all other investors.

How to Buy Shares

Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for the Series is $2,000. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series’ investment minimum in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

•

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

•

If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address above, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 9, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•

If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 9 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time)

on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolios at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Series price its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Automated account information: You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-466-3863 or by logging onto your account at www.manningnapieradvisors.com.

Disclosure of the Series’ Portfolio Holdings

The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Series generally pays dividends once a year, in December. The Series makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of Class A shares of the Series. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on their cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested. At the beginning of every year, the Fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that the Series paid during the previous calendar year.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial Highlights

The financial highlights table is intended to help you understand the Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the annual report, which is available upon request.

	For the Years Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each year):
Net asset value - Beginning of year	$5.88	$10.07	$9.58	$8.46	$8.33

Income (loss) from investment operations:
Net investment income	0.04 [1]	0.10	0.05	0.12	0.07
Net realized and unrealized gain (loss) on investments	2.26	(4.08)	1.36	2.71	0.87

Total from investment operations	2.30	(3.98)	1.41	2.83	0.94

Less distributions to shareholders:
From net investment income	(0.06)	(0.03)	(0.05)	(0.14)	(0.07)
From net realized gain on investments	—	(0.18)	(0.87)	(1.57)	(0.74)

Total distributions to shareholders	(0.06)	(0.21)	(0.92)	(1.71)	(0.81)

Net asset value - End of year	$8.12	$5.88	$10.07	$9.58	$8.46

Net assets - End of year (000’s omitted)	$4,917,459	$1,340,057	$841,864	$317,121	$206,636

Total return[2]	39.12%	(40.07%)	15.13%	33.88%	11.33%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.17%*	1.16%	1.14%	1.16%	1.21%
Net investment income	0.60%	2.17%	0.75%	1.35%	0.95%
Portfolio turnover	42%	34%	49%	64%	46%

* The investment advisor did not impose all of or a portion of its CCO fees, fund accounting and transfer agent fees during the year ended 12/31/09. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.00%3.

1 Calculated based on average shares outstanding during the year.

2 Represents aggregate total return for the year indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain years.

3 Less than 0.01%.

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Manning & Napier Fund, Inc.

World Opportunities Series – Class A Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

•

You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com.

•

You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

•

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087	EXWAX05/01/10

World Opportunities Series

Class B, Z, D and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete.

Any statement to the contrary is a crime.

Summary Section	2
More Information About the Series’ Investment Strategies and Risks	5
Management	6
How to Buy, Exchange, and Redeem Shares	8
Investment and Account Information	10
Dividends, Distributions, and Taxes	13

World Opportunities Series

Summary Section

Investment Goal

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.

	Class B	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%	0.75%	0.50%	0.25%
Other Expenses	0.17%	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.18%	1.93%	1.68%	1.43%

Example

The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class B	Class Z	Class D	Class E
1 Year	$221	$196	$171	$146
3 Years	$682	$606	$530	$452
5 Years	$1,169	$1,042	$913	$782
10 Years	$2,513	$2,254	$1,987	$1,713

Portfolio Turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 42% of the average value of its portfolio.

Principal Investment Strategies

The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•	Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.

•	Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign and/or U.S. stock markets go down.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•	The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

•	The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

•

Because the Series’ investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

•	The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

•	Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

•	The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.

•	Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

Summary of Past Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Morgan Stanley Capital International (MSCI) All Country World Index ex US, which is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. The Index is denominated in U.S. dollars. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manningnapieradvisors.com

World Opportunities Series - Class A Shares

% Total Return

Quarterly Returns

Highest (quarter ended 09/30/09): 24.95%

Lowest (quarter ended 12/31/08): (24.30)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009

	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes	39.12%	7.43%	8.47%	9.78%
Return After Taxes on Distributions	38.95%	5.98%	6.00%	6.50%
Return After Taxes on Distributions and Sale of Series Shares	25.61%	6.16%	6.10%	6.61%
Index: (reflects no deduction for fees, expenses, or taxes)
MSCI All Country World Index ex US	41.45%	5.83%	2.71%	5.47%

Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

The investment advisor of the Series is Manning & Napier Advisors, Inc.

Portfolio Managers

The following investment professionals serve on the Series’ management team. No specific member of the Series’ management team is required to approve security purchases and sales.

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group, has managed the Series since 1996.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group, has managed the Series since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group, has managed the Series since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group, has managed the Series since 1996.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group, has managed the Series since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group, has managed the Series since 1996.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1996.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group, has managed the Series since 2009.

Purchase and Sale of Series Shares

You may purchase or redeem shares of the Series on any day the New York Stock Exchange (NYSE) is open. The minimum initial investment for each Class is $2,000. There is no minimum for subsequent investments. Class B, Z, D, and E shares are offered through the Fund and financial intermediaries. You may purchase or redeem shares of the Series directly with the Fund by mail (Manning & Napier Fund, Inc., P.O. Box 9845, Providence, RI 02940-8045), Internet (www.manningnapieradvisors.com), by telephone (1-800-466-3863) or, with respect to purchases only, by wire. Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place purchase or redemption orders.

Tax Information

The distributions made by the Series are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Series shares through a broker-dealer or other financial intermediary (such as a bank), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Series’ Investment Strategies and Risks

More Information About the Series’ Principal Investments

Equity securities — The Series may invest in equity securities of U.S. and foreign companies. The securities will usually be exchange-traded common stocks and may be denominated in U.S. dollars or foreign currencies.

Foreign securities — The Series may invest in foreign stocks and ADRs and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Currency hedging — In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

ETFs — The Series may invest in ETFs, which are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

More Information About the Series’ Principal Risks

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign securities risk — The Series’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Series may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of the Series may lag these investments.

Emerging market risk — The Series may be exposed to risks associated with its investments in emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Because the Series may invest in securities denominated in, and/or receiving revenues in, foreign currencies, it will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Series would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Risks related to currency hedging — The value of the Series’ portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the

U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Large-cap risk — The Series’ investments in large-cap stocks are subject to risks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. The returns on large-cap stocks may underperform other types of investments, such as small-cap or mid-cap stocks.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of the smaller companies owned by the Series may be volatile.

Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Series’ investments in illiquid securities may reduce the returns of the Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing

The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Goal

The Series’ investment goal is to provide long-term growth by investing principally in the common stocks of companies located around the world. The Series’ Board of Directors may change the Series’ investment goal without obtaining the approval of the Series’ shareholders. The Series will notify its shareholders at least thirty days prior to any change in its investment goal. The Series may not succeed in achieving its goal.

Management

The Advisor

The Series’ advisor is Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, New York 14450. Manning & Napier Advisors, Inc. was founded in 1970, and it manages approximately $30 billion for individual and institutional investors. The Advisor is responsible for the day-to-day portfolio management of the Series and generally is responsible for supervision of the Series’ overall business affairs, service providers and officers.

As described below, a team made up of investment professionals and analysts makes all of the Series’ investment decisions.

Portfolio Managers

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of the Series. The Advisor’s analysts work with the members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by the Senior Research Group before implementation.

The following people serve on the Advisor’s Senior Research Group:

Christian A. Andreach, CFA®, Senior Analyst/Managing Director of Consumer Group
Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002.

Jeffrey S. Coons, Ph.D., CFA®, Co-Director of Research/Managing Director of Quantitative Strategies Group
Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999.

Jeffrey W. Donlon, CFA®, Senior Analyst/Managing Director of Technology Group
Joined the Advisor in 1998. Senior Analyst since 1998. Managing Director and member of Senior Research Group since 2004.

Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

Jeffrey A. Herrmann, CFA®, Co-Director of Research/Managing Director of Themes and Overviews Group
Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002.

Brian W. Lester, CFA®, Senior Analyst/Managing Director of Life Sciences Group
Joined the Advisor in 1998. Senior Analyst since 2001. Managing Director and member of Senior Research Group since 2009.

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Real Estate Group
Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 1992.

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group
Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992.

Virge J. Trotter, III, CFA®, Senior Analyst/Managing Director of Services Group
Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2009.

* The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Management Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee of 1.00% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series.

The Advisor received its full management fee of 1.00% for the fiscal year ended December 31, 2009. A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement is available in the Series’ annual report dated December 31, 2009, which covers the period January 1, 2009 through December 31, 2009.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any Distribution and Shareholder Services Fee (as defined below) payable under the Distribution and Shareholder Services Plan (as defined below) of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The Distributor

The distributor of the Series’ shares is Manning & Napier Investor Services, Inc. Class B, Z, D and E shares are offered through the Fund and financial intermediaries. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. The Series offers more than one share class, each of which has its own eligibility criteria, cost structure, and other features. Other share classes are offered in separate prospectuses. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class Z shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

Your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you transaction fees, account fees and other fees in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series is not responsible for the failure of your financial intermediary to carry out its responsibilities.

The Fund reserves the right to determine which potential investors qualify as eligible investors for Class B, Z, D, and E shares. Shares held by a non-eligible investor are subject to involuntary redemption by the Fund.

Distribution and Shareholder Services Plan — Class B, Z, D and E shares of the Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 1.00%, 0.75%, 0.50%, and 0.25%, respectively, of the Class’s average daily net assets in accordance with a distribution and shareholder services plan (the Distribution and Shareholder Services Plan) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class B, Z, D, and E shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class B, Z, D, and E shares, printing of prospectuses and reports for other than existing Class B, Z, D, and E shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of each Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Information About Discretionary Investment Accounts

Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series’ assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series’ remaining shareholders to bear greater portions of the Series’ fixed operating expenses, subject to any fee waiver then in effect.

Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

How to Buy, Exchange, and Redeem Shares

How to Buy Shares

Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for each Class is $2,000. The Fund reserves the right to change or waive each Class’s investment minimum in its sole discretion. These investment minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are received in an unacceptable form will be returned. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail

Opening an account

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

•	To request an account application, call the Fund at 1-800-466-3863.

Adding to an account

•	Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By Wire

Opening or adding to an account

•	After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

By Telephone

Adding to an Account

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You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your call that both the NYSE and banks are open.

Through the Internet

Adding to an Account

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If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open.

Automatic Investment Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How to Exchange Shares

Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place exchange orders. Shareholders holding shares directly with the Fund may place exchange orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 8, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

By Telephone

•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.

•	Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.

•	Provide both account numbers.

•	We may ask for identification, and all telephone transactions are recorded.

Through the Internet

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If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

How to Redeem Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place redemption orders. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•	Send a letter of instruction to Manning & Napier Fund, Inc., at the address on page 8, signed by each registered account owner, exactly as your names appear in the account registration.

•	State the name of the Series and the number of shares or dollar amount to be sold.

•	Provide the account number.

•	Medallion Guarantees may be required.

•	Additional documentation may be required (call the Fund for details).

By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.

•	Provide the name of the Series in which you wish to sell shares and the dollar amount to be redeemed.

•	Provide your account number.

•	We may ask for identification, and all telephone calls are recorded.

•	Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.

•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

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If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manningnapieradvisors.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Proceeds from redemptions requested over the Internet will be sent only to your address of record or a bank account that is already on file with us. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More about Purchases, Exchanges, and Redemptions

All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address on page 8 or to an authorized financial intermediary. With the exception of purchase orders via telephone or the Internet, transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. Purchase orders via telephone or Internet will be posted to your account at the NAV calculated on the next business day after your order that both the NYSE and banks are open. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the

Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series

•	Systematic withdrawals

•	Automatic investments (including investments made by payroll deduction)

•	Mandatory distributions from IRAs and retirement plans

•	IRA transfers and rollovers

•	Roth IRA conversions and recharacterizations

•	Reinvestments of dividends and capital gains

The Fund’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind Purchases and Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series’ goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation of Shares

The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAV and transaction deadlines to that time.

The Series generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. In calculating its NAV, the Series generally values its investment portfolio at market price. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

Communicating with the Manning & Napier Fund

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded.

By Mail:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

By Overnight Mail:

Manning & Napier Fund, Inc.

101 Sabin Street

Pawtucket, RI 02860

Automated account information: You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling 1-800-466-3863 or by logging onto your account at www.manningnapieradvisors.com.

Disclosure of the Series’ Portfolio Holdings

The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders and the most recent Reports are available on the Fund’s website at www.manningnapieradvisors.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

Dividends, Distributions, and Taxes

Dividends and Distributions

The Series generally:

•	Pays dividends once a year, in December.

•	Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for it to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series.

Transaction	Federal Tax Status
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains. This rate is currently 15% (lower rates apply to individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Generally, any sale or exchange of your shares is a taxable event. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 28% of your distributions, dividends and redemption proceeds.

Because each shareholder’s circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Manning & Napier Fund, Inc.

World Opportunities Series

Class B, Z, D and E Shares

Shareholder Reports and the Statement of Additional Information (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How to Obtain the Shareholder Reports, SAI, and Additional Information

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You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, New York 14450. Note that this address should not be used for transaction requests. These documents are also available at www.manningnapieradvisors.com.

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You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-551-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet web site (http://www.sec.gov).

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The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act File No. 811-04087

Manning & Napier Fund, Inc.

Supplement dated May 1, 2010 to the

Statement of Additional Information (“SAI”) dated May 1, 2010

This supplement applies to the SAI of each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series (Class A, B, Z, D, and E Shares), New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series.

THE INFORMATION SET FORTH BELOW IS EFFECTIVE FOR THE PERIOD OF

MAY 1, 2010 TO JULY 31, 2010

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

On April 19, 2010, the Fund’s Board of Directors approved a change in the Real Estate Series’ principal investment strategy to revise the requirement that the Series invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the United States real estate industry (emphasis added). Effective August 1, 2010, the Real Estate Series’ new principal investment strategy requires the Series to invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the real estate industry.

Accordingly, the following changes to the SAI are in effect from May 1, 2010 to July 31, 2010:

1.	The second to last sentence of the third paragraph in the section of the SAI titled “Investment Goals” is replaced by the language below:

The investment strategy of the Real Estate Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the United States real estate industry.

Effective August 1, 2010, investors should refer to the “Investment Goals” section of the SAI for current information regarding the Real Estate Series’ investment strategies.

2.	The first paragraph of the section of the SAI titled “Other Investments – Real Estate Securities” is replaced by the language below.

The Real Estate Series will invest in securities of companies that are principally engaged in the United States real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.

Effective August 1, 2010, investors should refer to the “Other Investments – Real Estate Securities” section of the SAI for current information regarding the Real Estate Series’ investments in real estate securities.

3.	The last sentence of the second paragraph of the section of the SAI titled “Other Investments – Foreign Securities” is replaced by the language below.

The Real Estate Series may not purchase foreign securities if as a result of the purchase of such securities more than 25% of the Series’ assets would be invested in foreign securities, provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by ADRs that are traded either on a domestic securities exchange or in the United States on the over-the-counter market.

Effective August 1, 2010, investors should refer to the “Other Investments – Foreign Securities” section of the SAI for current information regarding the Real Estate Series’ investments in foreign securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Manning & Napier Fund, Inc.

Statement of Additional Information dated May 1, 2010

This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectus dated May 1, 2010 for each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, Core Plus Bond Series and Real Estate Series (each a “Series”), copies of which may be obtained from Manning & Napier Advisors, Inc., 290 Woodcliff Drive, Fairport, NY 14450. This SAI also relates to the Class A, B, Z, D and E Shares of the Small Cap Series and the World Opportunities Series.

Except for the Commodity Series and Global Fixed Income Series, each Series’ audited financial statements, including the report of PricewaterhouseCoopers LLP (“PwC”) thereon, from the Series’ Annual Reports for the fiscal year ended December 31, 2009, are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863. Because the Commodity Series and Global Fixed Income Series were not active during the 2009 fiscal year, no 2009 financial statements were prepared for these Series.

SERIES & CLASSES	TICKER	SERIES & CLASSES	TICKER	SERIES & CLASSES	TICKER

SMALL CAP SERIES		WORLD OPPORTUNITIES SERIES		OHIO TAX EXEMPT SERIES
SMALL CAP SERIES CLASS A	MNSMX	WORLD OPPORTUNITIES SERIES CLASS A	EXWAX	OHIO TAX EXEMPT SERIES	EXOTX
SMALL CAP SERIES CLASS B		WORLD OPPORTUNITIES SERIES CLASS B
SMALL CAP SERIES CLASS Z		WORLD OPPORTUNITIES SERIES CLASS Z		NEW YORK TAX EXEMPT SERIES
SMALL CAP SERIES CLASS D		WORLD OPPORTUNITIES SERIES CLASS D		NEW YORK TAX EXEMPT SERIES	EXNTX
SMALL CAP SERIES CLASS E		WORLD OPPORTUNITIES SERIES CLASS E
DIVERSIFIED TAX EXEMPT SERIES
COMMODITY SERIES		HIGH YIELD BOND SERIES		DIVERSIFIED TAX EXEMPT SERIES	EXDVX
COMMODITY SERIES		HIGH YIELD BOND SERIES	MNHYX
FINANCIAL SERVICES SERIES
TECHNOLOGY SERIES		GLOBAL FIXED INCOME SERIES		FINANCIAL SERVICES SERIES	EXFSX
TECHNOLOGY SERIES	EXTCX	GLOBAL FIXED INCOME SERIES
REAL ESTATE SERIES
INTERNATIONAL SERIES		CORE BOND SERIES		REAL ESTATE SERIES	MNREX
INTERNATIONAL SERIES	EXITX	CORE BOND SERIES	EXCRX

LIFE SCIENCES SERIES		CORE BOND PLUS SERIES
LIFE SCIENCES SERIES	EXLSX	CORE BOND PLUS SERIES	EXCPX

Investment Goals

Each of the Series’ investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in the prospectus. The following sections provide more information about those principal policies and strategies as well as information about other policies and strategies.

For the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, Core Plus Bond Series and Real Estate Series the investment goal is not fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in the goal of the Small Cap Series, World Opportunities Series, Financial Services Series, Core Bond Series, Core Plus Bond Series or Real Estate Series, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs. For the other Series, each Series’ investment goal is fundamental, which means that the investment goal of a Series may not be changed without the approval of a “majority of the outstanding voting securities” of such Series, as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”). The New York Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax, under normal circumstances. The Ohio Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including the Alternative Minimum Tax, under normal circumstances. The Diversified Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal income tax, including the Alternative Minimum Tax, under normal circumstances. These fundamental investment policies may not be changed without the approval of a “majority of the outstanding voting securities” of the Series, as such term is defined in the 1940 Act.

The investment strategy of the Small Cap Series is to invest, under normal circumstances, at least 80% of its assets in companies with small market capitalizations. The investment strategy of the Commodity Series is to invest, under normal circumstances, at least 80% of its assets in commodity-based industries. The investment strategy of the Technology Series is to invest, under normal circumstances, at least 80% of its assets in stocks of technology-based industries. The investment strategy of the High Yield Bond Series is to invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade and those securities that are designed to track the performance of non-investment grade securities such as derivatives. The investment strategy of the Life Sciences Series is to invest, under normal circumstances, at least 80% of its assets in stocks of companies involved in the life sciences and related industries. The investment strategy of the Financial Services Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies in the financial services and related industries. The investment strategy of the Core Bond Series is to invest, under normal circumstances, at least 80% of its assets in investment grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. The investment strategy of the Core Plus Bond Series is to invest, under normal circumstances, at least 80% of its assets in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds. The investment strategy of the Real Estate Series is to invest, under normal circumstances, at least 80% of its assets in securities of companies that are principally engaged in the real estate industry. Each Series will notify its shareholders at least sixty (60) days prior to any change in its respective policy.

The Small Cap Series, International Series, World Opportunities Series, Core Bond Series, Core Plus Bond Series, Financial Services Series, Technology Series, Life Sciences Series, New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series are diversified mutual funds. The Commodity Series, High Yield Bond Series, and Global Fixed Income Series are non-diversified.

Investment Policies and Risks

EQUITY INVESTMENTS

Common Stocks. Each Series, with the exception of the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series (hereinafter collectively referred to as the “Tax Exempt Series”), Core Bond Series, Core Plus Bond Series, High Yield Bond Series, and Global Fixed Income Series, may purchase exchange-traded and over the counter (“OTC”) common stocks. The High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series may acquire and hold common stocks temporarily if such investments are acquired in connection with the Series’ other investment activities. The Advisor expects to divest the High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series of any common stocks they receive promptly after their acquisition. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Securities traded on OTC markets are not listed and traded on an organized exchange such as the New York Stock Exchange. Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Series invest may not be as great as that of exchange-listed stocks and, if the Series were to dispose of such stocks, the Series may have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Small and mid-size company securities. Under normal circumstances, the Small Cap Series will invest at least 80% of its assets in securities of companies with small market capitalizations, defined, generally, as a company with a market capitalization of less than $3 billion at the time of purchase. In addition, each of the Series that may invest in equity securities may invest in small and mid-size companies. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. They may have limited trading markets that may be subject to wide price fluctuations. Small and mid-size companies may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. Small and mid-size companies may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small and mid-size companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small and mid-size companies may suffer significant losses.

Depository Receipts. Each Series which may purchase common stock may purchase Depository Receipts. Depository Receipts represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depository. Depository Receipts are not necessarily denominated in the same currency as the underlying securities. American Depository Receipts (“ADRs”), are dollar-denominated Depository Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and Depository Receipts in bearer form are designed for use in securities markets outside the United States. ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Depository Receipts may be “sponsored” or “unsponsored.” Sponsored Depository Receipts are established jointly by a depository and the underlying issuer, whereas unsponsored Depository Receipts may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depository Receipts generally bear all the costs associated with establishing unsponsored Depository Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Initial Public Offerings. Each Series, with the exception of the Real Estate Series, which may purchase common stock may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”), and may at times dispose of those shares shortly after their acquisition. A Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Preferred Stocks. Each Series, with the exception of the Tax Exempt Series, may invest in preferred stocks. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, although they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate and may entitle the holder to acquire the issuer’s stock by exchange or purchase for a predetermined rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Series can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible Securities. Each Series, with the exception of the Tax Exempt Series, may invest in securities that are convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.

Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities may be rated below investment grade (“high yield”) or not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and the Series’ ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants. Each Series (with the exception of the Global Fixed Income Series, Tax Exempt Series, Core Bond Series, and Core Plus Bond Series) may purchase warrants. Warrants acquired by a Series entitle it to buy common stock from the issuer at a specified price and time. Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Series may or may not be listed on a national securities exchange. Except for the Real Estate Series, none of the Series are permitted to invest in warrants may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

REITs. Each Series (with the exception of the Tax Exempt Series, Core Bond Series, and Core Plus Bond Series) may invest in shares of real estate investment trusts (“REITs”), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) or its failure to maintain exemption from registration under the 1940 Act). By investing in REITs indirectly through a fund, shareholders will bear not only the proportionate share of the expenses of the fund, but also, indirectly, similar expenses of underlying REITs.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

REITs, especially Mortgage REITs, are subject to interest rate risk. In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long term bonds. This may cause the price of REITs to decline, which may affect the price of a Series. Higher interest rates also increase the cost of financing for property purchases and improvements and may make financing more difficult to obtain. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by Mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and Equity REITs may be affected by the ability of tenants to pay rent. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties.

Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies.

Trust Certificates, Partnership Interests and Equity Participations. Each Series (with the exception of the Tax Exempt Series, Core Bond Series, and Core Plus Bond Series) may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the Series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.

FIXED INCOME INVESTMENTS

Corporate Debt Obligations. Each Series may invest in corporate debt obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities. Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association (“Fannie Mae”), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks (“FHLB”), Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association (“Sallie Mae”).

Obligations of U.S. Government agencies and instrumentalities such as Fannie Mae, FHLB, FHLMC and Sallie Mae are not supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that this U.S. Treasury initiative will be successful.

A Series will invest in securities of such instrumentalities only when the Fund’s investment advisor, Manning & Napier Advisors, Inc. (the “Advisor”), is satisfied that the credit risk with respect to any instrumentality is consistent with the Series’ goal and strategies.

Mortgage-Backed Securities. Each Series, except for the Tax Exempt Series, may invest in mortgage-backed securities, which represent an interest in a pool of mortgage loans. These securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Series, except for the Tax Exempt Series and Real Estate Series, may also invest in collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”), which are rated in one of the two top categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service (“Moody’s”). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer’s general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series, which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Mortgage Dollar Rolls. Each Series, except for the Real Estate Series, may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. A mortgage dollar roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potential reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed as a collateralized borrowing in which a Series pledges a mortgage-backed security to a counterparty to obtain cash. The counterparty with which a Series enters into a mortgage dollar roll transaction is not required to return the same securities as those originally sold by the Series, but rather only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Series generally must be of the same type, coupon, and maturity and meet the “good delivery guidelines” established by the Bond Market Association, which is a private trade association of dealers in debt securities. Notwithstanding a dealer’s compliance with the “good delivery guidelines,” a Series may assume some risk because the characteristics of the mortgage-backed securities delivered to the Series may be less favorable than the mortgage-backed securities the Series delivered to the dealer. If the broker-dealer to whom a Series sells the securities becomes insolvent, the Series’ right to repurchase the securities may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the securities may change adversely over the term of the mortgage dollar roll and that the securities a Series is required to repurchase may be worth less than the securities that the Series originally held. To avoid senior security concerns, a Series will “cover” any mortgage dollar roll as required by the 1940 Act.

Asset-Backed Securities. Each Series, except for the Tax Exempt Series and Real Estate Series, may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

Collateralized Debt Obligations. Each Series, except for the Real Estate Series, may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Series as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Series may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

High Yield Securities. High yield securities are fixed income securities that are rated below BBB by S&P or Baa by Moody’s and are considered to be “below investment grade” because they are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The Global Fixed Income Series, World Opportunities Series, and Core Plus Bond Series may invest up to 20% of their assets in corporate debt securities rated below investment grade. The Real Estate Series may invest up to 5% of its assets in debt securities rated below investment grade. Under normal circumstances, the High Yield Bond Series will invest at least 80% of its assets in bonds rated below investment grade and similar investments. The High Yield Bond Series may invest up to 100% of its assets in corporate or government debt securities rated below investment grade.

Market prices of these securities may fluctuate more than higher rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series’ policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor’s own independent and ongoing review of credit quality. In the event the Global Fixed Income Series, World Opportunities Series or Real Estate Series purchases an investment grade fixed income security that is subsequently downgraded to a high yield security, as discussed in this paragraph, the Advisor will review and take appropriate action, including no action, with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings of high yield securities. For a description of the above ratings, see Appendix A.

Yankee Bonds. Each Series may invest in U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the 1933 Act (“Yankee bonds”). These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker’s acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee bonds, as obligations of foreign issuers, are subject to the same types of risks discussed in “Foreign Securities” below. The Yankee bonds selected for a Series will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations of Supranational Agencies. Currently, the Global Fixed Income Series, High Yield Bond Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Union and the European Investment Bank. For concentration purposes, supranational entities are considered an industry. Investment in these entities is subject to the Series’ other restrictions on investments in foreign securities described below.

Zero-Coupon Bonds. Each of the Series may invest in so-called “zero-coupon” bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Variable and Floating Rate Instruments. Certain of the obligations that may be purchased by a Series may carry variable or floating rates of interest. These obligations may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A Series could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.

Short-Term Investments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or Prime-1 by Moody’s, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see Appendix A.

Risks of Fixed Income Securities. Investments in fixed income securities may subject a Series to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Series to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Series will suffer from the inability to invest in higher yield securities.

OTHER INVESTMENTS

Foreign Securities. Except as noted, all of a Series’ policies regarding foreign securities discussed below are non-fundamental.

The International Series will, under normal circumstances, invest at least 65% of its total assets, and expects to be fully invested, in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries. Each of the International Series and World Opportunities Series may invest up to 100% of its assets in foreign securities. The Small Cap Series may not purchase foreign securities if as a result of the purchase of such securities more than 25% of its assets would be invested in foreign securities, and the Life Sciences Series and Technology Series

may not purchase foreign securities if as a result of the purchase of such securities more than 50% of a Series’ assets would be invested in foreign securities. The foregoing restrictions of the Small Cap, Life Sciences, and Technology Series shall not apply to foreign securities that are listed on a domestic securities exchange or represented by ADRs that are traded either on a domestic securities exchange or in the United States on the over-the-counter market. Each of the Tax Exempt Series may not purchase foreign securities. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

The Financial Services Series may invest up to 50% of its assets in foreign securities, including those that are not publicly traded in the United States. The Financial Services Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by ADRs that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies. The Core Bond Series may not invest in non-dollar denominated securities. The Core Plus Bond Series may invest up to 20% of its assets in non-dollar denominated securities, including securities issued by companies located in emerging markets. Each of the Core Bond Series, Core Plus Bond Series, and Financial Services Series will invest no more than 20% of its assets in securities issued by any one foreign government. The Real Estate Series may not purchase foreign securities if as a result of the purchase of such securities more than 50% of the Series’ assets would be invested in foreign securities, provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by ADRs that are traded either on a domestic securities exchange or in the United States on the over-the-counter market.

The restrictions set forth in this paragraph are fundamental policies that cannot be changed without the approval of a majority of the outstanding voting securities of the Series, as defined in the 1940 Act. The World Opportunities Series may invest up to 35% of its total assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities. The Small Cap Series, Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, and World Opportunities Series will invest no more than 25% of their assets in securities issued by any one foreign government. The Global Fixed Income Series will, under normal circumstances, have at least 65% of the value of its total assets invested in fixed income securities of issuers located in three or more countries. The Commodity Series may invest up to 100% and the High Yield Bond Series may invest up to 50% of their assets in foreign securities which are not publicly traded in the United States. Each Series that may invest in equity securities may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by ADRs that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets, which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. The Global Fixed Income Series and Core Plus Bond Series’ policies under which they have no limit on the amount they may invest in any one country may involve a higher degree of risk than if the Series were more diversified among countries. The special risks associated with investing in a small number of countries include a greater effect on portfolio holdings of country-specific economic factors, currency fluctuations, and country-specific social or political factors. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

A Series’ investments in emerging markets can be considered speculative, and therefore may offer greater potential for gains and losses than investments in developed markets of the world. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Series’ investments are denominated relative to the U.S. dollar will affect the Series’ net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Series’ securities are quoted would reduce the Series’ net asset value per share.

Commodity securities. The Commodity Series concentrates its investments in the securities of companies in commodity-based industries. Under normal circumstances, the Commodity Series will invest at least 80% of its assets in securities of companies in commodity-based industries. The special risk associated with investing in commodity-based industries is that earnings and dividends are greatly affected by changes in the prices of, and in supply and demand for, certain commodities. Prices as well as supply and demand factors can fluctuate significantly over a short period of time due to such factors as: policies of commodity cartels; changes in international politics; the regulatory environment; governmental subsidy and tax policies; weather; and the economic growth and political stability of countries which produce or consume large amounts of various commodities.

Technology securities. The Technology Series concentrates its investments in the securities of companies in technology-based industries. Under normal circumstances, the Technology Series will invest at least 80% its assets in securities of companies in technology-based industries. Earnings prospects of these companies may be particularly uncertain or volatile for a variety of reasons. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. These companies may also have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Products and services they offer may not prove to be commercially successful or may be rendered obsolete by advances in science and technology. Prices of technology company stocks often change collectively without regard to the merits of individual companies. In addition, biotechnology companies may be subject to extensive regulatory requirements causing considerable expense and delay. These industries are also characterized by competition and rapid technological developments that may make a company’s products or services obsolete in a short period of time. Hence, such stocks may exhibit relatively high price volatility and involve a high degree of risk.

Life sciences securities. The Life Sciences Series concentrates its investments in the securities of companies involved in the life sciences industry. Under normal circumstances, the Life Sciences Series will invest at least 80% of its assets in securities of companies involved in the life sciences industry. Earnings prospects of these companies may be uncertain or volatile for a variety of reasons. For example, the life sciences industry is subject to substantial government regulation and, in some instances, funding or subsidies. Accordingly, changes in government policies or regulations could have a material effect on the demand and/or supply of products and services. Also, life sciences companies may be subject to extensive regulatory requirements that may cause considerable expense and delay. In addition, scientific and technological advances present the risk that products and services may be subject to rapid obsolescence. Moreover, there may be significant liability risks associated with medical or environmental products and services. Further, companies in this sector face the risks associated with developing and commercializing new products, including uncertainty in timing and the possibility of failure.

Financial services securities. The Financial Services Series concentrates its investments in the securities of companies in the financial services industry. Under normal circumstances at least 80% of the Series’ assets will be invested in securities of companies in the financial services industry. Earnings prospects of these companies may be uncertain or volatile for a variety of reasons. These companies may be subject to uncertainties from changes in: interest rates; the rate of inflation; the quality of their loan or investment portfolios; government policies involving regulation or taxation; the ability or willingness of consumers, companies, and governments to repay loans; and the economic growth and political stability of outstanding debtor nations. Certain financial services companies may also have limited product lines, markets or financial resources, or they may be dependent upon a limited management group or be affected by severe price competition.

Real estate securities. The Real Estate Series will invest in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.

REOCs are corporations that engage in the development, management or financing of real estate. REOCs are publicly traded real estate companies that are taxed at the corporate level, unlike REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower corporate taxation that are a common characteristic of REITs. The value of the Series’ REOC securities generally will be affected by the same factors that adversely affect a REIT. For more information about REITs, see “REITs.”

Although the Real Estate Series may not invest directly in real estate, concentration in securities of companies that are principally engaged in the United States real estate industry exposes the Series to special risks associated with the direct ownership of real estate, and an investment in the Series will be closely linked to the performance of the real estate markets. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Tax-exempt securities. The New York Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and New York income tax, including the Alternative Minimum Tax (“AMT”), under normal circumstances. The Ohio Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal and Ohio income tax, including AMT, under normal circumstances. The Diversified Tax Exempt Series has a fundamental investment policy of investing at least 80% of its net assets in securities the income from which is exempt from federal income tax, including AMT, under normal circumstances.

Each Tax Exempt Series will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any “industry”. However, tax-exempt securities backed only by the assets and revenues of nongovernmental users may for this purpose (and for the diversification purposes discussed above) be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

In general, the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

It is nonetheless possible that a Tax Exempt Series may invest more than 25% of its assets in a broader segment of the market (but not in one industry) for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or transportation revenue obligations. This would be the case only if the Advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of issuers (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment in part upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction, a sufficient level of occupancy, sound management, adequate rent to cover operating expenses, changes in applicable laws and governmental regulations and social and economic trends.

Health care facilities include life care facilities, nursing homes and hospitals. Bonds to finance these facilities are issued by various authorities. The bonds are typically secured by the revenues of each facility and not by state or local government tax payments. The projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure future liabilities. Life care facilities and nursing homes may be affected by regulatory cost restrictions applied to health care delivery in general, restrictions imposed by medical insurance companies and competition from alternative health care or conventional housing facilities. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

In recent years, nationally recognized rating organizations have reduced their ratings of a substantial number of the obligations of issuers in the health care sector of the tax-exempt securities market. Reform of the health care system is a topic of increasing discussion in the United States, with proposals ranging from reform of the existing employer-based system of insurance to a single-payer, public program. Depending upon their terms, certain reform proposals could have an adverse impact on certain health care sector issuers of tax-exempt securities.

Risk Factors Relating to New York and Ohio Tax Exempt Securities

New York and Ohio Tax Exempt Securities are municipal securities issued by or on behalf of, the States of New York and Ohio, respectively, or their counties, municipalities, authorities or other subdivisions. The New York and Ohio Tax Exempt Series are state-specific municipal funds that invest substantially all of their assets in such New York and Ohio municipal securities, respectively.

Securities of state-specific municipal funds are subject to the same general risks associated with other municipal funds’ securities. The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. For example, the ability of issuers to pay interest on, and repay principal of, municipal securities of a given state may be affected by: (1) amendments to the state’s Constitution and related statutes that limit the taxing and spending authority of the state’s government entities; (2) voter initiatives; (3) civil actions; (4) a wide variety of state laws and regulations; and (5) the general financial condition of the state. Accordingly, a fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

Municipal securities that are payable only from the revenues derived from a particular facility may be adversely affected by a state’s laws or regulations that make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal. For example, laws and regulations that limit the amount of fees, rates or other charges that may be imposed for use of the facility or that increase competition among facilities of that type or that limit or otherwise have the effect of reducing the use of such facilities may have the effect of reducing the revenues generated by the particular facility. Municipal securities, the payment of interest and principal on which is insured, in whole or in part, by a state governmentally created fund, may be adversely affected by state laws or regulations that restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of predicting (a) which specific municipal securities a state-specific municipal fund will invest in from time to time; and (b) the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations in a given state, it is not presently possible to determine the impact of such laws and regulations on the securities in which a state-specific municipal fund may invest or on the shares of the state-specific municipal fund. In addition, the Fund cannot predict what legislation, if any, may be proposed in a state’s legislature in regards to the state personal income tax status of the interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal securities for investment by a Series and the value of the Series’ investments.

Derivative Securities. Each Series may from time to time, in accordance with its respective investment policies, purchase certain “derivative” securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest rates, or indices, and include, but are not limited to, futures, options, swaps, index-linked notes, foreign currency exchange contracts, structured notes, and certain asset-backed and mortgage-backed securities.

Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that the Series will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

The Advisor will evaluate the risks presented by the derivative securities purchased by a Series, and will determine, in connection with its day-to-day management of the Series, how they will be used in furtherance of the Series’ investment objectives. It is possible, however, that the Advisor’s evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Series will, because of the risks discussed above, incur loss as a result of their investments in derivative securities. For more information about the Series’ use of derivatives, see “Hedging (Derivative Transactions)” below.

The High Yield Bond Series, Core Bond Series and Core Plus Bond Series may invest in “index total return swaps” and/or “index-linked notes” to provide exposure to the high yield bond market. The Real Estate Series also may invest in “index total return swaps” and/or “index-linked notes”. An index total return swap is a contract entered into by the Series and a counterparty whereby the Series agrees to deliver a particular income stream to the counterparty in exchange for a corresponding income stream that will replicate the performance of a benchmark of high yield bonds. Index-linked notes are securities issued by an entity (i.e. a U.S. Agency) whose coupon or principal repayment is dependent upon the total return of given fixed income index (e.g. the Barclays Capital High Yield Index). It is anticipated that a portion of the assets of the High Yield Bond Series, Core Bond Series and Core Bond Plus Series will consistently be invested in one or both of the aforementioned derivatives.

In the case of the index-linked note, the Series is subject to the credit risk of the issuing entity. The Series is also subject to the risk that the swap, and to a lesser extent the index-linked note, is not liquid, and that interest payments from the counterparty and the coupon/principal repayments of the index linked note are subject to the performance of the underlying high yield benchmark.

Hybrid Instruments. The Core Bond Series and Core Plus Bond Series may invest in certain types of hybrid instruments, which are a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Series to the credit risk of the issuer of the hybrids.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. A commodity-linked note pays a return linked to the performance of a commodity or basket of commodities over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity (or basket). Commodity linked investments may be more volatile and less liquid than the underlying instruments or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates. The Series will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Series’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Swap Agreements. Each Series may invest in swap agreements. Swap agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a Series’ exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a Series’ exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a Series agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a Series’ exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a Series’ investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a Series, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a Series, a Series must be prepared to make such payments when they are due. In order to help minimize risks, a Series will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a Series to earmark or segregate assets in the amount of the accrued amounts owed under the swap.

HEDGING (DERIVATIVE TRANSACTIONS)

With the exception of the Commodity Series, High Yield Bond Series, and Global Fixed Income Series, all of a Series’ policies regarding options discussed below are non-fundamental.

In General. Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series’ portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each Series may write covered call options on common stocks (fixed income securities in the case of the Global Fixed Income Series, High Yield Bond Series, Core Bond Series, and Core Plus Bond Series); may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options on Securities. As a means of protecting its assets against market declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

When a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option’s exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation (“OCC”), which also serves as the clearinghouse for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a Series will have exercise prices which may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called “deep-in-the-money” options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option written by a Series expires unexercised, the Series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option written by a Series is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series’ obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will earmark or segregate cash or liquid assets equal to the amount of the Series’ assets that could be required to consummate the put options. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series’ portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the “exercise price”) at any time up to a specified future date (the “expiration date”).

Purchase of a put option creates a “hedge” against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where the writer obtains greater current income at the risk of foregoing potential future gains, the purchaser of a put option is in effect foregoing current income in return for reducing the risk of potential future losses.

A Series may purchase put options as a means of “locking in” profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security, and should the security decline in value below the exercise price of the put option, a Series may elect to exercise the option and “put” or sell the security to the party that sold the put option to that Series at the exercise price. In this case, a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risk Factors and Certain Other Factors Relating to Options. Positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same security, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a Series would be unable to use the cash or liquid assets held as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular classes or series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers’ orders.

Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Advisor may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

If a Series writes an over-the-counter (“OTC”) option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security (“in-the-money”). For an OTC option a Series writes, it will treat as illiquid (for purposes of the net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is “in-the-money”. In accordance with the SEC’s current position, a Series will generally also treat as illiquid any OTC option held by it. The Real Estate Series does not intend to purchase OTC options.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

A Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions, which the Series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by a Series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts. Each Series may enter into stock index futures contracts to provide: (i) a hedge for a portion of the Series’ portfolio; (ii) a cash management tool; or (iii) an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge a Series’ portfolio, a Series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The Series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute “bona fide hedging” under Commodity Futures Trading Commission (“CFTC”) rules would exceed 5% of the liquidation value of the Series’ total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series’ portfolio. A Series will comply with guidelines established by the Securities and Exchange Commission (“SEC”) with respect to the covering of obligations under futures contracts and will earmark or segregate cash or liquid assets in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by a Series upon the purchase or sale of a stock index futures contract. Upon entering into a futures contract, a Series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as “initial margin.” This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called “variation margin”, to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market”. For example, when the Series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and a Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and the Series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, a Series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. A Series may purchase or sell stock index futures contracts with respect to any stock index, but the Advisor anticipates that it will sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series’ portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical underlying with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realizes a gain; if it is more, the Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realizes a gain; if it is less, the Series realizes a loss. If the Series is not able to enter into offsetting transactions, the Series will continue to be required to maintain the margin deposits on the stock index futures contract.

A Series may elect to close out some or all of its futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. A Series may close its positions by taking opposite positions which would operate to terminate its position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and the Series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a Series intends to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist at any particular time. Accordingly, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by a Series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series’ portfolio securities sought to be hedged.

Successful use of stock index futures contracts by a Series for hedging purposes also depends on the Advisor’s ability to correctly predict movements in the direction of the market. It is possible that, when a Series has sold futures to hedge its portfolio against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in the Series’ portfolio might decline. If this were to occur, the Series would lose money on the futures and also would experience a decline in value in its portfolio securities. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Series’ portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that they had hedged, because they would have offsetting losses in their futures positions. In addition, in such situations, if a Series had insufficient cash, it might have to sell securities to meet its daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, a Series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the futures contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

A Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. See “Risk Factors and Certain Other Factors Relating to Options” above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures on Securities. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on municipal securities but are traded on government securities, broad-based indexes of securities, and certain corporate equity securities (single stock futures). By purchasing futures on securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Series’ futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series is authorized to enter into forward foreign currency exchange contracts. In addition, each Series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as “transaction hedging”.

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as “position hedging”. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Each Series will earmark or segregate cash or liquid securities equal to the amount of that Series’ assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be earmarked or segregated daily so that the value will equal the amount of such commitments by such Series.

Currency Futures Contracts and Options on Futures Contracts. Each Series is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A “sale” of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A “purchase” of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. A Series will not enter into a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute “bona fide hedging” under CFTC rules will exceed 5% of the liquidation value of the Series’ total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series’ portfolio. A Series will comply with guidelines established by the SEC with respect to covering of obligations under futures contracts and will earmark or segregate cash and/or liquid securities in a separate account in the amount prescribed.

Although each Series intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series’ portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options is dependent on the existence of a liquid secondary market. It is not certain that a liquid market will exist for any particular futures contracts. See “Risk Factors and Certain Other Factors Relating to Options” above for possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by a Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or by earmarking or segregating cash or liquid securities in an amount sufficient to fulfill the obligations undertaken by the futures contract. A put option sold by a Series is covered when, among other things, cash or liquid assets are earmarked or placed in a segregated account to fulfill the obligations undertaken.

Foreign Currency Options. Each Series, except for the Tax Exempt Series, is authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. A Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a higher return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors that influence foreign exchange rates and investments generally.

Risks Associated with Hedging Strategies. There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a “regulated investment company” under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a Series less liquid and harder to value, especially in declining markets.

OTHER INVESTMENT POLICIES

Repurchase Agreements. Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities (“collateral”) from various financial institutions such as a bank or broker-dealer (a “seller”) which the Advisor deems to be creditworthy, subject to the seller’s agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series’ custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities.

Investment Companies. Investment company securities are securities of other open-end or closed-end investment companies or unit investment trusts. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Series’ total assets in any one investment company and no more than 10% in any combination of investment companies. These limitations do not apply to a Series’ investments in money market funds. To the extent a Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries.

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer’s portfolio securities and are subject to limitations under the 1940 Act. A Series also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”

Exchange-traded funds (“ETFs”) are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts (“UITs”). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

The following two paragraphs apply to all the Series with the exception of the Commodity Series, Global Fixed Income Series, and High Yield Bond Series.

Each Series may invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time. A Series may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. The Series do not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investments exceed the associated costs (which include any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

The Series may invest in iShares Funds, which are ETFs issued by iShares Trust and iShares, Inc. Pursuant to an exemptive order issued to iShares® and procedures adopted by the Fund’s Board of Directors, the Series may invest in an iShares® Fund beyond the limits set forth in section 12(d)(1)(A) of the 1940 Act, subject to certain terms and conditions. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in a Series.

The following two paragraphs apply to the Commodity Series, Global Fixed Income Series, and High Yield Bond Series.

The High Yield Bond Series may invest in securities of open-end investment companies, including ETFs organized as open-end investment companies. None of the other Series will purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment). Each Series may invest in shares of closed-end investment companies traded on national exchanges to the extent permitted by applicable law. A Series will not invest in investment companies in excess of these limits except to the extent permitted by any rule, regulation or order of the U.S. Securities and Exchange Commission (the “SEC”). A Series may invest in investment companies managed by the Advisor or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. The Series do not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investments exceed the associated costs (which include any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

The High Yield Bond Series may invest in iShares Funds, which are ETFs issued by iShares Trust and iShares, Inc. Pursuant to an exemptive order issued to iShares® and procedures adopted by the Fund’s Board of Directors, this Series may invest in an iShares® Fund beyond the limits set forth in section 12(d)(1)(A) of the 1940 Act, subject to certain terms and conditions. iShares® is a registered trademark of BGI. Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in a Series.

Securities Lending. Each Series, with the exception of the Commodity Series and Global Fixed Income Series, may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Directors. These loans, if and when made, may not exceed 33 1 /3% of a Series’ total assets taken at value (including the loan collateral). A Series will not lend portfolio securities to its investment advisor, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Series. By lending its securities, a Series may increase its income by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

A Series may pay a part of the income earned to a third party (such as the Fund’s custodian) for acting as the Series’ securities lending agent. A Series will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Series must be able to terminate the loan on demand; (iv) the Series must receive reasonable interest on the loan, in addition to payments reflecting the amount of any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan; and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Series must terminate the loan and regain the right to vote the securities. Loans may involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Series’ ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays.

Short Sales. Each Series may, within limits, engage in short sales “against the box”. A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. For the Commodity Series, High Yield Bond Series, and Global Fixed Income Series, no more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge. The Series have no current intention to engage in short sales against the box. A short sale against the box may be a taxable transaction for a Series.

Forward Commitments or Purchases on a When-Issued Basis. Each Series, with the exception of the Real Estate Series, may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment in Illiquid and Restricted Securities. The Series may not purchase illiquid securities, i.e., securities that cannot be disposed of at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities; however, the Commodity Series and the Global Fixed Income Series are subject to a 10% net asset limitation.

Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the “1933 Act”). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to “qualified institutional buyers.” The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Advisor pursuant to procedures adopted by the Board of Directors. The Series’ ability to invest in restricted securities includes investments in unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding publicly traded equity securities of the same class (a “private investment in public equity,” or a “PIPE”).

Diversification. The Commodity Series, High Yield Bond Series, Global Fixed Income Series and Real Estate Series are non-diversified, as defined in the 1940 Act, which means that a relatively high percentage of assets of each Series may be invested in the obligations of a limited number of issuers. The value of shares of these Series may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. These Series intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Series be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

Investment Restrictions

Each Series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the Series’ outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The following restrictions apply to all the Series with the exception of the Commodity Series, Global Fixed Income Series, High Yield Bond Series, Financial Services Series, Core Bond Series and Core Plus Bond Series.

None of the Series may:

1. Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

2. Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Except as discussed below, purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions. The foregoing policy generally applies to the Life Sciences Series, except that this Series has adopted a fundamental policy to concentrate its investments in securities issued by companies primarily engaged in the life sciences industry. The foregoing policy generally applies to the Technology Series, except that this Series has adopted a fundamental policy to concentrate its investments in securities issued by companies primarily engaged in the technology industry. The foregoing policy generally applies to the Real Estate Series, except that this Series has adopted a fundamental policy to invest more than 25% of its total assets in securities of companies that are directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry.

4. Make loans, except that each Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

5. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Series’ Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation, or order of the SEC thereunder.

6. Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, each Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The following restrictions apply to the Real Estate Series. The Series may not:

1. Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time;

2. Except as discussed below, purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions. The Series has adopted a fundamental policy to invest more than 25% of its total assets in securities of companies that are directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry;

3. Make loans, except that the Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder;

4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Series’ Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation, or order of the SEC thereunder;

5. Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies; and

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The following are non-fundamental investment policies and restrictions of all the Series with exception of the Commodity Series, Global Fixed Income Series, High Yield Bond Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series and may be changed by the Fund’s Board of Directors.

1. None of the Series may invest in illiquid securities, i.e., securities that cannot be disposed of at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2. None of the Series may purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. Each Series will invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

4. None of the Series may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on the New York or American Stock Exchange. This limitation does not apply to the Tax-Exempt Series.

5. The Series’ investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following non-fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporation; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

Except for the limitation on borrowings, all of the above percentage limitations are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following fundamental restrictions apply to the Commodity Series and Global Fixed Income Series:

1.	None of the Series may borrow money, except from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series’ total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

2.	None of the Series may purchase more than 10% of the outstanding voting securities of any one issuer.

3.	The Global Fixed Income Series may not invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. government securities).

4.	None of the Series may invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the 1933 Act and illiquid securities, including repurchase agreements with maturities of greater than seven days.

5.	Each Series may purchase shares of closed-end investment companies that are traded on national exchanges to the extent permitted by applicable law.

6.	None of the Series may make loans, except that each may invest in debt securities and repurchase agreements.

7.	None of the Series may purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions).

8.	None of the Series may make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless no more than 25% of a Series’ net assets (taken at a current value) are held as collateral for such sales at any one time.

9.	None of the Series may issue senior securities or pledge its assets, except that each Series may invest in futures contracts and related options.

10.	None of the Series may buy or sell commodities or commodity contracts (however each Series expressly provides that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interests in real estate, although each Series may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

11.	None of the Series may act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

12.	None of the Series may make investments for the purpose of exercising control or management.

13.	None of the Series may participate on a joint or joint and several basis in any trading account in securities.

14.	None of the Series may invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs.

15.	None of the Series (except for the Global Fixed Income Series) may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

In addition to the foregoing:

16.	Under the 1940 Act and the rules and regulations thereunder, each Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Series. A Series’ purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. None of the Series will purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

17.	The Series’ investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

18.

The Series will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than  1/2% of the shares or securities of such issuer and all such directors and officers owning more than  1 /2% of such shares or securities together own more than 5% of such shares or securities.

19.	The Series will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Series’ assets would be invested in securities of such companies.

In addition, the following applies to the Commodity Series:

20.	The Commodity Series may not purchase any securities that would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to (i) investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, (ii) repurchase agreements involving such securities, and (iii) investments in securities of companies in commodity-based industries.

In addition, the Commodity Series is subject to the following investment limitation which is not fundamental: The Public Utility Holding Company Act of 1935 (“PUHCA”) places certain restrictions on affiliates of public utility companies as defined in PUHCA. The Commodity Series will not acquire 5% or more of the outstanding voting securities of a public utility in order to avoid imposition of these restrictions.

Except for the limitation on borrowings, all of the above percentage limitations are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following fundamental restrictions apply to the High Yield Bond Series. The High Yield Bond Series may not:

1.	Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions.

2.	Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

3.	Make loans, except that the Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

4.	Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies.

5.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6.	Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

The following non-fundamental policies apply to the High Yield Bond Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

The High Yield Bond Series may not:

1.	Invest in companies for the purpose of exercising control.

2.	Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

3.	Invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

4.	Sell securities short unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount of, the securities sold short (short sale against the box), and unless no more than 25% of the series’ net assets (taken at a current value) are held as collateral for such sales at any one time.

5.	Purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

In addition:

Under the 1940 Act and the rules and regulations thereunder, the High Yield Bond Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Series. The Series’ purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

The High Yield Bond Series’ investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following limitations: (1) with respect to the Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) the Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by the Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of the Series and the option is used by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

Except or as may be specifically provided to the contrary, each of the above percentage limitations are applicable at the time of a purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following fundamental restrictions apply to the Financial Services Series, Core Bond Series, and Core Plus Bond Series. The Financial Services Series, Core Bond Series, and Core Plus Bond Series may not:

1. Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions. The foregoing policy applies to the Financial Services Series, except that this Series has adopted a fundamental policy to concentrate its investments in securities issued by companies primarily engaged in the financial services industry.

3. Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

4. Make loans, except that each Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

5. Purchase or sell real estate, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, each Series may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series’ investment objective and policies.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

The following non-fundamental policies apply to the Financial Services Series, Core Bond Series, Core Plus Bond Series and Real Estate Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

The Series may not:

1. Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

2. Purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

In addition:

Under the 1940 Act and the rules and regulations thereunder, a Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Series. A Series’ purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Except for the limitation on borrowings or as may be specifically provided to the contrary, each of the above percentage limitations are applicable at the time of a purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a Series’ investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the investment company.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits each Series from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restrictions do not apply to non-diversified funds.

Portfolio Turnover

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Under normal market conditions, each Series, except for the Core Bond and Core Plus Bond Series, expects that its long-term average turnover rate will be less than 100%. However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence. Higher portfolio turnover (e.g., over 100%) necessarily will cause a Series to pay correspondingly increased brokerage and trading costs. In addition to the transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under Federal Tax Treatment of Dividends and Distributions, to the extent net short-term gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. The portfolio turnover for the Financial Services Series for the fiscal year ended December 31, 2009 was significantly higher than that for the previous two fiscal years because the Advisor took advantage of the extreme volatility in the markets during 2009 to reposition the portfolio.

Disclosure of Portfolio Holdings

The Fund’s Board of Directors has approved a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Series.

Disclosure of the Series’ complete portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31) in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings reports filed with the SEC on Form N-Q. Each Series’ Annual and Semi-Annual Reports are distributed to shareholders and the most recent Reports are available on the Fund’s website (see address below). The Series’ holdings reports on Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, each Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website at www.manningnapieradvisors.com. This information is provided with a lag of at least eight days. The information provided will include the following for each security in the portfolio: security name, CUSIP or Sedol symbol, ticker (for equities only), country, number of shares or units held (for equities), par value (for bonds), and market value as of the date of the portfolio. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). This information is publicly available to all categories of persons.

The Fund provides portfolio holdings and information derived from the portfolio holdings to rating and ranking organizations such as Lipper and Morningstar, Inc. in connection with rating the Series and mutual fund database services such as Thomson Financial Research in connection with their collection of fund data for their subscribers. The Fund will only disclose such information as of the end of the most recent calendar month, and this information will be provided to these organizations no sooner than the next day after it is posted on the Fund’s website, unless the conditions described below relating to the disclosure of “non-public” portfolio holdings information are satisfied. The Fund believes that these organizations have legitimate objectives in requesting such portfolio holdings information.

The Fund’s policies and procedures provide that the Fund’s chief compliance officer (or her designee) (“CCO”) may authorize disclosure of “non-public” portfolio holdings information to rating and ranking organizations, mutual fund databases, consultants, and other organizations that will use the data for due diligence, rating, or ranking the Series, or similar uses at differing times and/or with different lag times than those described above. Prior to making any disclosure of “non-public” portfolio holdings information to a third party, the CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund’s shareholders and that conflicts between the interests of the Fund’s shareholders and those of the Fund’s Advisor, principal underwriter, or any affiliated person of the Fund are addressed. The Fund requires any third party receiving “non-public” portfolio holdings information to enter into a confidentiality agreement with the Fund which provides, among other things, that “non-public” portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the “non-public information” and will use such information solely to analyze and rank a Series, or to perform due diligence and asset allocation, depending on the recipient of the information. The agreement will require that the recipient provide, upon request, evidence reasonably satisfactory to the Fund to demonstrate its adherence to the provisions of the agreement. The Board of Directors will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable.

The Fund’s policies and procedures also permit the Fund to disclose certain commentary and analytical, statistical, performance or similar information relating to a Series of the Fund or its portfolio holdings if certain conditions are met. The information must be for legitimate business purposes and must be deemed to be non-material non-public information based on a good faith review of the particular facts and circumstances. Examples of such non-material non-public information may include, but are not limited to, the following types of information: allocation of a Series’ portfolio securities and other investments among various asset classes, sectors, industries, and countries; the characteristics of the stock components and other investments of a Series; the attribution of a Series’ returns by asset class, sector, industry, market capitalization and country; certain volatility characteristics of a Series; certain valuation metrics of a Series (such as average price to earnings ratio and average earnings growth); and maturity and credit quality statistics for a Series’ fixed income holdings.

The Fund does not receive any compensation or other consideration for disclosure of portfolio holdings information.

In addition, the Fund’s service providers, such as the Advisor, Custodian, MLB, PwC, Distributor, and PNC Global Investment Servicing (U.S.) Inc. (“PNC”), all as defined herein, may possess or receive daily portfolio holdings information with no lag time in connection with their services to the Fund. In addition, proxy voting service providers (see Appendix C) may receive portfolio holdings information with no lag time, as necessary, in connection with their services to the Fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Fund or by the nature of its relationship with the Fund.

The Fund

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities. Prior to September 29, 2006, the name of the Fund was Exeter Fund, Inc.

Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series’ Rule 12b-1 distribution plan which relate only to such class. As a result of each class’ differing amount of distribution and/or shareholder services fees, shares of different classes of the same Series may have different net asset values per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund’s shareholders will vote in the aggregate and not by Series or class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

Shares of the Fund may not be available for purchase in every state. If a Series is not registered in a state, investments will not be accepted for the Series from shareholders in that state, and requests to exchange from another Series into that Series also will not be accepted. Please contact the Fund at 1-800-466-3863 for information about state availability.

Management

The overall business and affairs of the Fund are managed by the Fund’s Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund’s agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund’s officers and to the Advisor.

The following chart shows certain information about the Fund’s officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years.

Interested Director and Officer

Name:	B. Reuben Auspitz*
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	62
Current Position(s) Held with Fund:	Principal Executive Officer, President, Chairman and Director
Term of Office & Length of Time Served:	Indefinite – Director since 1984. Principal Executive Officer since 2002, President since 2004 [1], Vice President 1984 – 2003
Principal Occupation(s) During Past 5 Years:	Executive Vice President; Co-Executive Director: Executive Group Member**; Chief Compliance Officer since 2004 -Manning & Napier Advisors, Inc. President; Director - Manning & Napier Investor Services, Inc.
Holds or has held one or more of the following titles for various subsidiaries and affiliates: President, Vice President, Director, Chairman, Treasurer, Chief Compliance Officer or Member
Number of Portfolios Overseen within Fund Complex:	29
Other Directorships Held Outside Fund Complex During Past 5 Years:	N/A

Independent Directors

Name:	Harris H. Rusitzky
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	75
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – Since 1985
Principal Occupation(s) During Past 5 Years:	President – The Greening Group (business consultants) Partner – The Restaurant Group (restaurants)
Number of Portfolios Overseen within Fund Complex:	29
Other Directorships Held Outside Fund Complex During Past 5 Years:	N/A

Name:	Peter L. Faber
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	71
Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – Since 1987
Principal Occupation(s) During Past 5 Years:	Senior Counsel since 2006, Partner (1995 – 2006) – McDermott, Will & Emery LLP (law firm)
Number of Portfolios Overseen within Fund Complex:	29
Other Directorships Held Outside Fund Complex During Past 5 Years:	N/A

Name:	Stephen B. Ashley
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	69
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – Since 1996
Principal Occupation(s) During Past 5 Years:	Chairman, Director, President & Chief Executive Officer – The Ashley Group (property management and investment) Director (1995 – 2008) and Chairman (non-executive) (2004 – 2008), Fannie Mae (mortgage)
Number of Portfolios Overseen within Fund Complex:	29
Other Directorships Held Outside Fund Complex During Past 5 Years:	Fannie Mae (1995-2008), Genesee Corporation (1987-2007)

Name:	Paul A. Brooke
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	64
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – Since 2007
Principal Occupation(s) During Past 5 Years:	Chairman & CEO – Alsius Corporation (investments); Managing Member – PMSV Holdings LLC (investments)
Number of Portfolios Overseen within Fund Complex:	29
Other Directorships Held Outside Fund Complex During Past 5 Years:	Incyte Corporation (2000 – present), ViroPharma, Inc. (2000 – present), WebMD (2000 – present), MPM Bio-equities (2000 – 2009)

Name:	Richard M. Hurwitz
Address:	290 Woodcliff Dr. Fairport, NY 14450
Age:	46
Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member
Term of Office & Length of Time Served:	Indefinite – Since 2009
Principal Occupation(s) During Past 5 Years:	Managing Partner – Aegis Investment Partners, LLC (investment): Founder and Managing Partner (2004-2005) – Village Markets, LLC (groceries)

Number of Portfolios Overseen within Fund Complex:	29
Other Directorships Held Outside Fund Complex During Past 5 Years:	Pioneering Technologies (2006-2009)

Officers

Name:	Jeffrey S. Coons, Ph.D., CFA
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	46
Current Position(s) Held with Fund:	Vice President
Term of Office & Length of Time Served:	Since 2004[1]
Principal Occupation(s) During Past 5 Years:

Executive Group Member** since 2003 and Co-Director of Research since 2002 – Manning & Napier Advisors, Inc.

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director,

Treasurer, or Senior Trust Officer

Name:	Christine Glavin
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	43
Current Position(s) Held with Fund:	Principal Financial Officer, Chief Financial Officer
Term of Office & Length of Time Served:	Principal Financial Officer since 2002; Chief Financial Officer since 2001[1]
Principal Occupation(s) During Past 5 Years:	Fund Reporting Manager, Manning & Napier Advisors, Inc.

Name:	Jodi L. Hedberg
Address:	290 Woodcliff Dr.
Fairport, NY 14450
Age:	42
Current Position(s) Held with Fund:	Corporate Secretary, Chief Compliance Officer, Anti-Money Laundering (AML) Compliance Officer
Term of Office & Length of Time Served:	Corporate Secretary since 1991; Chief Compliance Officer since 2004[1]
Principal Occupation(s) During Past 5 Years:	Director of Compliance, Manning & Napier Advisors, Inc. & affiliates; Corporate Secretary, Manning & Napier Investor Services, Inc.

Name:	Beth Galusha
Address:	290 Woodcliff Dr. Fairport, NY 14450
Age:	48
Current Position(s) Held with Fund:	Assistant Chief Financial Officer
Term of Office & Length of Time Served:	Assistant Chief Financial Officer since 2010[1]
Principal Occupation(s) During Past 5 Years:	Chief Financial Officer and Treasurer, Manning & Napier Advisors, Inc. Holds one or more of the following titles for various affiliates: Chief Financial Officer, Director, or Treasurer

*	Interested Director, within the meaning of the 1940 Act by reason of his position with the Fund’s investment advisor and distributor. Mr. Auspitz serves as Executive Vice President & Director, Manning & Napier Advisors, Inc. and President and Director, Manning & Napier Investor Services, Inc., the Fund’s distributor.
**	The Executive Group, consisting of senior executive employee-owners, performs the duties of the Office of the Chief Executive of the Advisor.
[1]	The term of office for all officers is one year and until their respective successors are chosen and qualified.

Equity Ownership of Directors as of 12/31/09

Name of Director	Dollar Range of Equity Securities in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Harris H. Rusitzky

Small Cap Series – Between $50,001 and $100,000

Technology Series – Between $50,001 and $100,000

International Series – Over $100,000

Life Sciences Series – Over $100,000

World Opportunities Series – Over $100,000

New York Tax Exempt Series – Over $100,000

Financial Services Series – Between $50,001 and $100,000

High Yield Bond Series – Between $10,001 and $50,000

Real Estate Series – Between $10,001 and $50,000

Over $100,000

Peter L. Faber

Core Plus Bond Series – Over $100,000

Small Cap Series – Over $100,000

International Series – Over $100,000

Life Sciences Series – Over $100,000

World Opportunities Series – Over $100,000

New York Tax Exempt Series – Over $100,000

Technology Series – Over $100,000

Financial Services Series – Over $100,000

High Yield Bond Series – Over $100,000

Real Estate Series – Between $50,001 and $100,000

Over $100,000

Stephen B. Ashley	None	Over $100,000

Paul A. Brooke	None	None

Richard M. Hurwitz	None	None

Interested Director
Reuben Auspitz	New York Tax Exempt Series – Between $10,001 and $50,000 Life Sciences Series – Over $100,000	Over $100,000

None of the Independent Directors have any beneficial ownership interest in the Fund’s Advisor, Manning & Napier Advisors, Inc., or its Distributor, Manning & Napier Investor Services, Inc.

Board Responsibilities. The management and affairs of the Fund and the Series are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Fund and each of the Fund’s additional other series, which include Series not described in this SAI. The Board has approved contracts, as described herein, under which certain companies provide essential management services to the Fund.

As with most mutual funds, the day-to-day business of the Fund, including the management of risk, is performed by third party service providers, such as the Advisor and Distributor. The Directors are responsible for overseeing the Fund’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund’s business (e.g., the Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Series, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the Series as well as proposed investment limitations for the Series. Additionally, the Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to the Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to the Series’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Series’ investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of derivatives and illiquid securities in managing the Funds.

The Board meets regularly with the Fund’s Chief Compliance Officer to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Fund’s Chief Compliance Officer provides the Board with an assessment of the Fund’s Compliance Program reviewing the adequacy and effectiveness of the Fund’s policies and procedures and those of its service providers, including the Advisor. The assessment addresses the operation of the policies and procedures of the Fund and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Fund’s Fair Value Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Fund in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods, and the Fund’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Fund’s financial reporting and the preparation of the Fund’s financial statements.

From their review of these reports and discussions with the Advisor, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds and the Series, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Chairman of the Board, B. Reuben Auspitz, is an interested person of the Fund as that term is defined in the 1940 Act. The Fund does not have a single lead independent Director. The Fund has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Fund (i.e., “independent Directors”) constitute a super-majority (at least 75%) of the Board, the fact that the members of each Committee of the Board are independent Directors, the amount of assets under management in the Fund, the number of Series (and classes of shares) overseen by the Board, and the total number of Directors on the Board.

Individual Director Qualifications

The Fund has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Series provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Series, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Fund has concluded that each of the Directors should serve as a Director based on their own experience, qualifications, attributes and skills as described below.

The Fund has concluded that Reuben Auspitz should serve as Director because of his knowledge of and experience in the financial services industry and the experience he has gained as a Director of the Fund since 1984. Mr. Auspitz has been with the Advisor since 1983, and has served in a number of senior roles with the Advisor and its affiliates during that time encompassing the Fund’s distributor, advisory services, asset custody, product development, and securities research. Prior to joining the Advisor, Mr. Auspitz worked for Manufacturers Hanover and Citibank as a healthcare securities analyst and reported directly into the executive suites of Pfizer and Squibb with an array of responsibilities in finance.

The Fund has concluded that Stephen Ashley should serve as Director because of the experience he has gained in his various roles with the Ashley Group, a property management company, his experience as Chairman and Director of a publicly traded company, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Director of the Fund since 1996.

The Fund has concluded that Peter Faber should serve as Director because of the experience he gained serving as a Partner and Senior Counsel in the tax practice of a large, international law firm, McDermott, Will & Emery LLP, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1987.

The Fund has concluded that Harris Rusitzky should serve as Director because of the business experience he gained as founding President of the Rochester Funds, as President of a consulting company, The Greening Group, as a Partner of The Restaurant Group, his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1985.

The Fund has concluded that Paul Brooke should serve as Director because of the business experience he has gained in a variety of roles with different financial and health care related businesses. Mr. Brooke has served as Chairman and CEO of Ithaka Acquisition Corp., and following its merger with a medical device company, the Alsius Corporation, Mr. Brooke served as Chairman. As a Partner of Morgan Stanley, Mr. Brooke was responsible for global research and health care strategy. Mr. Brooke was also responsible for health care investments at Tiger Management, LLC and serves as the Managing Member for a private investment firm, PMSV Holdings, LLC. The Fund has concluded that Mr. Brooke should serve as a Director also because of his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 2007.

The Fund has concluded that Richard Hurwitz should serve as Director because of the knowledge and experience he has gained as an operator in the financial services industry and as a Director of the Fund since 2009. Mr. Hurwitz has served as the chief executive of the international division of an institutional broker-deal, a partner in an advisory firm that structured and distributed financial products through Wall Street investment banks and, currently, as the Managing Partner and founder of Aegis Investment Partners, a private investment company that buys and restarts distressed businesses.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Committees

There are two Committees of the Fund’s Board of Directors: the Audit Committee and the Governance and Nominating Committee.

The Audit Committee members are Harris H. Rusitzky, Stephen B. Ashley, Paul A. Brooke, and Richard M. Hurwitz. The Audit Committee meets twice annually, and, if necessary, more frequently. The Committee met twice during the last fiscal year. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund’s process for monitoring compliance with investment restrictions and applicable laws and regulations.

The Governance and Nominating Committee members are Stephen B. Ashley, Peter L. Faber, Harris H. Rusitzky, Paul A. Brooke, and Richard M. Hurwitz. The Governance and Nominating Committee meets on an annual basis, and, if necessary, more frequently. The Governance and Nominating Committee evaluates candidates’ qualifications for Board membership and the independence of such candidates from the investment advisor and other principal service providers for the Fund; makes recommendations to the full Board for nomination for membership on any committees of the Board; reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee; evaluates whether there is a need for additional committees of the Board; evaluates whether committees should be combined or reorganized; and reviews the performance of all Board members. The Governance and Nominating Committee’s procedures for the consideration of candidates for Board membership submitted by shareholders are attached as Appendix B. The Governance and Nominating Committee met twice during the last fiscal year.

The Interested Director and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s Chief Compliance Officer’s salary is paid by the Fund. Each Independent Director shall receive an annual fee of $10,000. Annual fees will be calculated quarterly. Each Independent Director shall receive $500 per Board Meeting attended for each active Series of the Fund, plus a $1,500 per meeting fee for membership on the Audit Committee and a $1,000 per meeting fee for membership on the Governance and Nominating Committee.

Compensation Table for Fiscal Year Ended December 31, 2009

Name	Position with Registrant	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex*
Jodi Hedberg	Chief Compliance Officer	$69,000	N/A	N/A	$69,000
Harris H. Rusitzky	Director	$65,500	N/A	N/A	$65,500
Peter L. Faber	Director	$62,500	N/A	N/A	$62,500
Stephen B. Ashley	Director	$65,500	N/A	N/A	$65,500
Paul A. Brooke	Director	$65,500	N/A	N/A	$65,500
Richard M. Hurwitz[1]	Director	$64,500	N/A	N/A	$64,500

[1]	Mr. Hurwitz was appointed to the Board effective February 6, 2009.
*	As of December 31, 2009, the Fund Complex consisted of 29 Series.

As of April 1, 2010, the directors and officers of the Fund, as a group, owned less than 1% of the Fund.

Code of Ethics

The Board of Directors of the Fund, the Advisor, and the Fund’s principal underwriter have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. These Codes of Ethics apply to the personal investing activities of directors, officers and certain employees (“access persons”). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under these Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of these Codes of Ethics is on file with the Securities and Exchange Commission, and is available to the public.

Proxy Voting Policy

The Board of Directors has delegated proxy voting responsibilities with respect to securities held by the Series to the Advisor, subject to the Board’s general oversight. The Advisor has adopted its own proxy voting policies and procedures for this purpose (the “Procedures”), which are attached to this Statement of Additional Information as Appendix C. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

The Fund is required to disclose annually the Fund’s complete proxy voting record on Form N-PX. The Fund’s proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-466-3863 or by writing to the Fund at Manning & Napier Fund, Inc., PO Box 805, Fairport, NY 14450. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

BENEFICIAL OWNERS

As of April 1, 2010, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the shares of a Series. Persons who owned of record or beneficially more than 25% of a Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. The Fund believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

Core Bond Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	28.32%

CAREY AND CO 7 EASTON OVAL COLUMBUS OH 43219	10.57%

OPERATING ENGINEERS LOCAL 66 WELFARE FUND BALANCED ACCOUNT C/O ROBERT T JACK PO BOX 38682 PITTSBURGH PA 15238-8682	10.50%

IBEW LOCAL 41 HEALTH FUND MICHAEL FRANLEY S-3546 CALIFORNIA RD	5.42%

MCKEAN COUNTY EMPLOYEE RETIREMENT FUND MR THOMAS BALL 500 WEST MAIN ST SMETHPORT PA 16749-1149	5.07%

Core Plus Bond Series – Record Owners
Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	59.76%

CAREY AND CO 7 EASTON OVAL COLUMBUS OH 43219	6.11%

Diversified Tax Exempt Series – Record Owner
Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	75.45%

Financial Services Series – Record Owner

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	49.28%

High Yield Bond Series – Record Owners
Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	64.94%

CAREY AND CO 7 EASTON OVAL COLUMBUS OH 43219	5.17%

International Series – Record Owner
Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	45.86%

Life Sciences Series – Record Owner
Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	46.32%

New York Tax Exempt Series – Record Owner
Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	61.15%

Ohio Tax Exempt Series – Record Owners

Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	34.57%

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	18.25%

CAREY AND CO 7 EASTON OVAL COLUMBUS OH 43219	9.18%

Real Estate Series – Record Owners
Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	52.04%

CAREY AND CO 7 EASTON OVAL COLUMBUS OH 43219	5.07%

Small Cap Series – Class A Shares – Record Owner
Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	43.98%

Technology Series – Record Owner
Name and Address	Percentage of Series
JUPITER & CO C/O INVESTORS BANK & TRUST CO. ATTN MUTUAL FUND PROCESSING PO BOX 9130 FPG090 BOSTON MA 02117-9130	48.00%

World Opportunities Series – Class A Shares – Record Owners

Name and Address	Percentage of Series
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4122	26.50%

EDWARD D JONES CO ATTN MUTUAL FUNDS SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	11.84%

NFS LLC FEBO BONY CUST FOR PAS INTERNATIONAL ANTHONY CIRELLI 90 WASHINGTON STREET 11TH FLOOR NY NY 10286	6.56%

The Advisor

Manning & Napier Advisors, Inc. (“MNA” or the “Advisor”), acts as the Fund’s investment advisor. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of MNA. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor’s directors, officers or employees who may be elected as officers of the Fund to serve as such.

The Fund pays the Advisor for the services performed a fee at the annual rate of 0.50% of the average daily net assets of each of the New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series; 0.60% of the average daily net assets of the Core Bond Series; 0.70% of the average daily net assets of Core Plus Bond Series; and 1.00% of each other Series’ average daily net assets. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Series. As described below, the Advisor is separately compensated for acting as transfer agent and accounting services agent for the Series.

Under the Investment Advisory Agreement (the “Agreement”) between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund’s custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund’s shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that total direct annual operating expenses for (i) each of the Tax Exempt Series do not exceed 0.85% of each Series’ average daily net assets; (ii) the Core Bond Series does not exceed 0.80% of the Series’ average daily net assets (iii) the Core Plus Bond Series does not exceed 0.90% of the Series’ average daily net assets; and (iv) the Technology Series, High Yield Bond Series, and Financial Services Series do not exceed 1.20% of each Series’ average daily net assets. This agreement will remain in effect until at least April 30, 2011 and may be extended. Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that total direct annual operating expenses for the Real Estate Series do not exceed 1.20% of the Series’ average daily net assets. This agreement will remain in effect until at least April 30, 2011 and may be extended.

For periods ended December 31, the aggregate total of advisory fees paid by each Series to the Advisor were as follows:

	2007		2008				2009
Series	Fees Paid	Fees Waived	Fees Paid		Fees Waived		Fees Paid	Fees Waived
Small Cap	$1,939,439	N/A		$1,526,890		N/A	$1,402,076	N/A
Technology	$2,010,127	N/A		$1,732,851		N/A	$1,492,946	N/A
International	$2,484,560	N/A		$2,309,046		N/A	$1,992,350	N/A
World Opportunities	$5,612,192	N/A		$10,371,776		N/A	$26,584,493	N/A
New York Tax Exempt	$516,566	N/A		$535,396		N/A	$514,984	N/A
Ohio Tax Exempt	$115,617	$788		$116,865		$3,565	$104,043	$6,528
Diversified Tax Exempt	$1,031,152	N/A		$1,122,722		N/A	$1,045,097	N/A
Life Sciences	$2,681,525	N/A		$2,470,357		N/A	$2,180,949	N/A
Financial Services	$1,426,297	N/A		$1,835,962		N/A	$1,437,076	N/A
Core Bond	$262,544	$18,694		$286,395		$13,938	$369,487	N/A
Core Plus Bond	$1,756,440	N/A		$2,030,869		N/A	$2,477,361	N/A
Real Estate	N/A	N/A		N/A		N/A	$51,223	$31,391
High Yield	N/A	N/A	$	N/A	$	N/A	$238,322	$4,184

The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest; (iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the Advisor made the decision or took the action which resulted in such claim the Advisor acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisors in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor’s fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund’s Registration Statement under the 1940 Act or the 1933 Act except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund’s Articles of Incorporation.

The Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Directors or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Directors who are not parties to the Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Agreement. The Agreement is terminable without penalty by the Fund on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of Directors of the Fund, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The Advisor serves as the Fund’s transfer agent and accounting services agent pursuant to a Master Services Agreement between the Fund and the Advisor. The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC, 4400 Computer Drive, Westborough, MA 01581, under which PNC serves as sub-accounting services agent and sub-transfer agent, respectively. Pursuant to a Master Services Agreement dated November 1, 2003, as amended, the Fund, with the exception of the Real Estate Series, paid the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Effective November 7, 2009, the Fund, with the exception of the Real Estate Series, pays the Advisor an annual fee of 0.0175% on the first $3 billion of average net assets; 0.015% on the next $3 billion of average net assets; and 0.01% of the average net assets in excess of $6 billion; plus a base fee of $25,500 per Series. Pursuant to the Master Services Agreement dated November 1, 2003, as amended, between the Real Estate Series and the Advisor, the Real Estate Series pays the Advisor an annual fee of 0.0175% on the first $3 billion of average net assets; 0.015% on the next $3 billion of average net assets; and 0.01% of the average net assets in excess of $6 billion; plus a base fee of $25,500. Additionally, certain transaction, account-based, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. For servicing the Small Cap Series, Technology Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Life Sciences Series, Financial Services Series, Core Bond Series, Core Plus Bond Series and Real Estate Series in this capacity for the fiscal years ended December 31, 2007, 2008, and 2009, the Advisor received $1,586,257, $2,247,827, and $4,046,714 respectively, from the Fund.

Shares of the Series may be used from time to time as an investment for clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. In connection with these services, the shares of a Series may be utilized as the principal investment medium or, for certain Series, may be used as a means of capturing an investment opportunity in a specific market or industry sectors. Once the Advisor determines that such an investment opportunity has been captured for its discretionary accounts, it generally will sell the shares of the relevant Series from such clients’ accounts. The Advisor will monitor the cash flows in and out of the Series resulting from any such activity in an effort to minimize any potential negative impact upon the performance of the Series.

Distribution of Fund Shares

Manning & Napier Investor Services, Inc. (the “Distributor”) acts as Distributor of Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement (the “Distribution Agreement”) which applies to each class of shares of the Fund.

The Distribution Agreement is renewable annually. The continuation of the Distribution Agreement must be specifically approved by the Board of Directors and separately by the Directors who are not parties to the Distribution Agreement or “interested persons” (as defined under the 1940 Act) of any party to the Distribution Agreement.

The Distributor will not receive compensation for distribution of Class A shares of the Fund. The Fund’s Board of Directors has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) whereby Class B, Z, D and E shares of each Series are subject to an annual distribution and shareholder services fee (a “Distribution and Shareholder Services

Fee”) of up to 1.00%, 0.75%, 0.50%, and 0.25% of the Class’s average daily net assets, respectively. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class B, Z, D, and E shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class B, Z, D, and E shares of the Series.

The Plan – Class B, Z, D, and E shares

The Plan has been adopted in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan shall continue in effect for each Class for so long as its continuance is specifically approved at least annually by votes of the majority of both (i) the Directors of the Fund and (ii) those Directors of the Fund who are not “interested persons” (as defined under the 1940 Act) of the Fund, and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (referred to as the “Qualified Directors”), cast in person at a Board of Directors meeting called for the purpose of voting on the Plan. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. With respect to each Class, the Plan may not be amended to increase materially the amount of distribution expenses permitted to be paid under the Plan for such Class without the approval of shareholders holding a majority of the outstanding voting securities of such Class. All material amendments to the Plan must be approved by votes of the majority of both (i) the Directors of the Fund and (ii) the Qualified Directors.

Pursuant to the Plan, Class B, Z, D, and E shares of each Series are subject to an annual Distribution and Shareholder Services Fee of up to 1.00%, 0.75%, 0.50%, and 0.25% of the Class’s average daily net assets, respectively. The shareholder services component of the foregoing fee for each Class is limited to 0.25% of the average daily net assets of such Class.

With respect to amounts paid under the Plan for distribution services, the Distributor may use this fee on any activities or expenses primarily intended to result in the sale of shares of the Classes, including, but not limited to, (i) as compensation for the Distributor’s services in connection with distribution assistance; or (ii) as a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

With respect to shareholder services, the Distributor may use payments under this aspect of the Plan to provide or enter into agreements with organizations, including affiliates of the Distributor, such as the Advisor (referred to as “Service Organizations”), who will provide certain service activities for shareholders of the Classes, including, but not limited to: (i) maintaining accounts relating to shareholders that invest in shares of a Class; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Organizations; (iv) responding to inquiries from shareholders concerning their investment in shares of the Classes; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in shares of the Classes; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. The Distributor may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor and/or Service Organizations’ affiliates and subsidiaries as compensation for such services.

Generally, the Distribution and Shareholder Services Fee paid under the Plan will not be retained by the Distributor but will instead be reallowed to various financial intermediaries and Service Organizations, including the Advisor, that enter into distribution and/or shareholder servicing agreements with the Distributor. The Plan and class structure of the Fund permit the Fund to allocate an amount of fees to a financial intermediary or Service Organization based on the level of distribution and/or shareholder services it agrees to provide. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of the Distribution and Shareholder Services Fee payable to the Distributor, and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

Payments under the Plan are made as described above regardless of the Distributor’s actual cost of providing the services and may be used to pay the Distributor’s overhead expenses. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by the Distributor or waived and reimbursed to the applicable Series.

No payments were made under the Plan during the most recently completed fiscal year because Class B, Z, D, and E shares were not operational at that time.

The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to financial intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders.

Custodian, Independent Registered Public Accounting Firm and Counsel

The custodian for the Fund is The Bank of New York Mellon (the “Custodian”), 135 Santilli Highway, Everett, MA 02149. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. The Custodian may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that it shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the Fund.

PricewaterhouseCoopers LLP (“PwC”), serves as the independent registered public accounting firm for the Series. The financial highlights for the respective Series included in the Prospectuses and the financial statements contained in the Annual Reports and incorporated into this Statement of Additional Information for the fiscal year ended December 31, 2009 have been audited by PwC.

The Fund’s counsel is Morgan, Lewis & Bockius LLP (“MLB”), 1701 Market Street, Philadelphia, PA 19103.

Purchases and Redemptions

Check Acceptance Policy. The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks, or money orders. Investments that are received in an unacceptable form will be returned.

Payment for shares redeemed. Payment for shares presented for redemption may be delayed more than seven days only for (1) any period (a) during which the New York Stock Exchange (the “NYSE”) is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit.

Other Information about Purchases and Redemptions. The Fund has authorized several brokers to accept purchase and redemption orders on its behalf, and these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the appropriate Series next computed after they are received in good order by the financial intermediary or its designee, provided that such orders are transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary in good order before the close of regular trading on the NYSE.

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series.

For the Series of the Fund that include equity securities, other than the World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines, as well as monitors the investment portfolio for the Series. Each Series’ Research Team works with the Advisor’s analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve securities purchases and sales.

For the World Opportunities Series, the Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases must be approved by the Senior Research Group prior to implementation.

For the Series of the Fund that invest solely in fixed income securities, the Series’ Research Team constructs and monitors the Series’ portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Teams of specific Series of the Fund, as noted. This information is as of December 31, 2009.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Sidharth Abrol, CFA, Junior Analyst	Member of International Series Research Team	None	Between $1 and $10,000

Christian A. Andreach, CFA, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group	Life Sciences Series – between $1 and $10,000 Financial Services Series – between $1 and $10,000 International Series – between $1 and $10,000	Between $100,001 and $500,000

Jack Bauer, Senior Analyst/Managing Director of Fixed Income Group	Member of Senior Research Group, Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Research Teams	None	Between $100,001 and $500,000

Marc Bushallow, CFA®, Senior High Yield Analyst	Member of Core Plus Bond Series and High Yield Bond Series Research Teams	New York Tax Exempt Series – between $10,001 and $50,000 World Opportunities Series – between $10,001 and $50,000 Core Bond Plus Series – between $10,001 and $50,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, Co-Director of Research/ Managing Director of Quantitative Strategies Group	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Eric L. Daniels, Senior Analyst	Member of Life Sciences Series Research Team	None	Between $1 and $10,000

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group, Member of Technology Series Research Team	None	Between $50,001 and $100,000

Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group	None	Between $100,001 and $500,000

R. Keith Harwood, Senior Corporate Analyst	Member of Core Bond Series, Core Plus Bond Series, and High Yield Bond Series Research Teams	None	Between $100,001 and $500,000

Jeffrey A. Herrmann, CFA, Co-Director of Research/ Managing Director of Themes & Overviews Group	Member of Senior Research Group, Member of Real Estate Series Research Team	Life Sciences Series – between $10,001 and $50,000 Technology Series – between $10,001 and $50,000 Small Cap Series – between $1 and $10,000 World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Senior Research Group, Member of Life Sciences Series Research Team	Small Cap Series – between $1 and $10,000	Between $100,001 and $500,000

Jason P. Lisiak, CFA, Senior Analyst	Member of Real Estate Series Research Team	None	Between $100,001 and $500,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Real Estate Group	Member of Senior Research Group, Member of Real Estate Series Research Team

Small Cap Series – between $10,001 and $50,000

Financial Services Series – between $10,001 and $50,000

World Opportunities Series – between $10,001 and $50,000

Core Bond Series – between $10,001 and $50,000

Real Estate Series – between $10,001 and $50,000

Over $1,000,000

Jeffrey D. McCormack, CFA, Analyst	Member of Life Sciences Series Research Team	None	Between $50,001 and $100,000

John D. Mitchell, CFA, Analyst	Member of Financial Services Series Research Team	Financial Services Series – between $10,001 and $50,000	Between $100,001 and $500,000

William Moore, CFA, Junior Analyst	Member of Financial Services Series Research Team	None	Between $10,001 and $50,000

James Nawrocki, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, and Global Fixed Income Series Research Teams	None	Between $100,001 and $500,000

Robert F. Pickels, CFA, Senior Analyst	Member of Small Cap Series Research Team	Small Cap Series – between $1 and $10,000	Between $100,001 and $500,000

Ben V. Rozin, Junior Analyst	Member of International Series Research Team	None	Between $10,001 and $50,000

Tariq Siddiqi, Junior Analyst	Member of Technology Series Research Team	None	Between $10,001 and $50,000

Walter B. Stackow, CFA, Senior Analyst	Member of Small Cap Series Research Team	None	Between $10,001 and $50,000

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group, Member of International Series and Global Fixed Income Series Research Teams	None	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group, Member of Financial Service Series Research Team	None	Between $100,001 and $500,000

Jeffrey M. Tyburski, CFA, Senior Analyst	Member of Small Cap Series Research Team	Small Cap Series – between $1 and $10,000	Between $1 and $10,000

Jay Welles, CFA, Senior Analyst	Member of Technology Series Research Team	None	Between $100,001 and $500,000

Compensation. Equity and fixed income analyst compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Barclays Capital Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. The Advisor does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts.

None of these accounts is subject to a performance-based advisory fee. The information below is provided as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Sidharth Abrol	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Christian A. Andreach	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Jeffrey S. Coons	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Eric L. Daniels	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Jeffrey W. Donlon	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Brian P. Gambill	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Jeffrey A. Herrmann	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Brian W. Lester	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Jason P. Lisiak	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Michael J. Magiera	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Jeffrey D. McCormack	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
John D. Mitchell	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
William Moore	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Robert F. Pickels	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Ben V. Rozin	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Tariq Siddiqi	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Walter B. Stackow	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Marc Tommasi	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Virge J. Trotter, III	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Jeffrey M. Tyburski	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476
Jay Welles	21	$10,054,171,341	19	$2,227,396,302	8,325	$15,595,173,476

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. These accounts are not subject to performance-based fees. The information below is provided as of December 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	16	$3,348,780,244	16	$2,108,025,941	7,738	$10,602,776,761
Marc Bushallow	16	$3,348,780,244	16	$2,108,025,941	7,738	$10,602,776,761
R. Keith Harwood	16	$3,348,780,244	16	$2,108,025,941	7,738	$10,602,776,761
James Nawrocki	16	$3,348,780,244	16	$2,108,025,941	7,738	$10,602,776,761

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled order, the Advisor allocates securities first to the Core Bond Series and Core Plus Series and then uses a computer-generated randomizer to objectively assign the order of execution among other accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base. To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

For the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Research Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

Occasionally, such as when purchasing new bond issues, a member of the Advisor’s fixed income group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

Portfolio Transactions and Brokerage

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers (“brokers”) as shall, in the Advisor’s judgment, implement the policy of the Fund to achieve “best execution”, i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either to the extent permitted by law. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The research which the Advisor receives for the Fund’s brokerage commissions, whether or not useful to the Fund, may be useful to the Advisor in managing the accounts of the Advisor’s other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

Brokerage Commissions paid in last three fiscal years. The following Series paid brokerage commissions during the past three fiscal years.

	2007	2008	2009
Small Cap Series	$682,537	$703,762	$462,375
Technology Series	$765,790	$540,133	$381,482
International Series	$367,435	$84,638	$207,448
World Opportunities Series	$1,798,102	$3,403,749	$8,398,596
Life Sciences Series	$1,043,023	$969,943	$790,489
Financial Services Series	$301,051	$284,049	$453,517
Core Plus Bond Series	$1,227	$10,899	$1,294
Core Bond Series	N/A	$972	N/A
Real Estate Series*	N/A	N/A	$84,481
High Yield Bond Series**	N/A	N/A	$9,738

*	The Series commenced operation on November 10, 2009.
**	Brokerage commissions paid during the period of the Series’ reactivation on September 14, 2009 through December 31, 2009.

The brokerage commissions for all the Series listed in the table above, with the exception of the International Series and the Core Plus Bond Series, were significantly higher during the 2007 fiscal year than in previous years due to growth in the Series’ net assets. The brokerage commissions for the International Series for the 2008 fiscal year were lower than the previous two years due to its defensive positioning and reduced trading level during the year. The brokerage commissions for the World Opportunities Series for the 2008 fiscal year increased significantly due to a substantial increase in the Series’ net assets. The brokerage commissions for the World Opportunities Series for the 2009 fiscal year increased significantly due to a substantial increase in the Series’ net assets, while the brokerage commissions for the Financial Services Series were moderately higher than preceding years due to higher portfolio turnover.

During the last three fiscal years the Tax Exempt Series did not incur any brokerage commissions.

There were no brokerage commissions paid to affiliates during the last three fiscal years.

Directed Brokerage. For the fiscal year ended December 31, 2009, the following Series paid brokerage commissions to brokers because of research services provided as follows:

Series	Brokerage Commissions Directed in Connection with Research Services Provided	Aggregate Dollar Amount of Transactions for which Such Commissions Were Paid
Small Cap Series	$457,101	$199,419,764
Technology Series	$368,873	$192,103,418
International Series	$207,448	$100,738,041
World Opportunities Series	$8,382,344	$4,577,499,864
Life Sciences Series	$741,240	$378,845.989
Financial Services Series	$446,664	$264,326,359
Core Plus Bond Series	$1,118	$3,263,009
Real Estate Series	$84,481	$66,663,423
High Yield Bond Series	$5,825	$8,810,362

Regular Broker-Dealers. The Fund’s regular broker-dealers are (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Series shares. During the fiscal year ended December 31, 2009, the following Series purchased securities issued by the Fund’s regular broker-dealers:

Series	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/09 (000’s omitted)
Core Bond Series	Bank of America Securities LLC	$1,591
	Morgan Stanley	$1,082
	Citigroup Global Markets, Inc.	$797
	JPMorgan Securities	$1,765
Core Plus Bond Series	Bank of America Securities LLC	$11,855
	JPMorgan Securities	$7,809
	Citigroup Global Markets, Inc.	$4,619
	Wells Fargo Advisors LLC	$6,766
	Morgan Stanley	$3,560
Financial Services Series	JPMorgan Securities	$6,292
	Bank of America Corp.	$1,235
	Credit Suisse (USA), Inc.	$1,195
	Barclays Bank Plc	$1,162
High Yield Bond Series	Bank of America Securities LLC	$1,357
	Wells Fargo Advisors LLC	$1,338
	JPMorgan Securities, INC.	$1,315

Net Asset Value

The net asset value is determined on each day that the NYSE is open for trading. In determining the net asset value of each Series’ shares, common stocks that are traded over-the-counter or listed on national securities exchanges other than the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the NYSE (generally 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. Unlisted securities that are not included in such NASDAQ National Market System are valued at the quoted bid prices in the over-the-counter market. Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in regulated investment companies are valued at their net asset value per share on valuation date. All securities initially expressed in foreign currencies will be converted to U.S. dollars using current exchange rates. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available or for which the Advisor deems the market quotations to be unreliable are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund’s Board of Directors.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series do not price their shares. As a result, the net asset value of a Series may change at a time when shareholders are not able to purchase or redeem shares.

If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value taking this trading or these events into account.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain tax considerations generally affecting a Series and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the policy of each of the Series to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each Series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”); and (2) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Series’ total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Series’ total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or the securities (other than the securities of other regulated investment companies) of two or more issuers that are engaged in the same, similar, or related trades or businesses if the Series owns at least 20% of the voting power of each such issuer, or the securities of one or more qualified publicly traded partnerships. These requirements may restrict the degree to which the Series may engage in certain hedging transactions and may limit the range of the Series’ investments. If a Series qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Series distributes at least (a) 90% of its “investment company taxable income” (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a Series does not qualify as a regulated investment company under Sub-chapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the Series’ current or accumulated earnings and profits. Such distributions will generally qualify for the corporate dividends-received deduction for corporate shareholders and as qualified dividend income for individual shareholders to the extent certain holding period and other requirements are satisfied. In addition, a Series could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company under Sub-chapter M of the Code.

If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the Series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Series generally intend to make sufficient distributions to avoid imposition of this tax.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Each of the Series receives income generally in the form of dividends and interest on such Series’ investments. This income, less expenses incurred in the operation of the Series, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Series receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Series’ shareholder to be qualified dividend income, the Series must meet the holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Series’ shares. It is not expected that the High Yield Bond Series, Global Fixed Income Series, the Tax Exempt Series, the Core Bond Series, or the Core Plus Bond Series will produce any qualified dividend income.

Any distribution by the Series may be taxable to shareholders regardless of whether it is received in cash or in additional shares. A Series may derive capital gains and losses in connection with sales or other dispositions of such Series’ portfolio securities. Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gains regardless of how long the shares have been held. Currently the maximum tax rate on long-term capital gains is 15% (lower rates apply to individuals in lower tax brackets). Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains noted above will cease to apply to taxable years beginning after December 31, 2010. Certain distributions may qualify for a dividends received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a Series receives from a domestic corporation and are properly designated by that Series.

Shareholders who have not held a Series’ shares for a full year should be aware that a Series may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Series.

If a Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Series’ shares and result in higher reported capital gain or lower reported capital loss when those shares on which a distribution was received are sold.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution. At the beginning of every year, the Fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that the Fund paid during the previous calendar year. REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues the tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

The Fund’s investment in REITs may require the Fund to pass-through certain “excess inclusion income” as “unrelated business taxable income” (“UBTI”). Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisers prior to investment in the Series regarding this issue and recent IRS pronouncements regarding the treatment of such income in the hands of such investors.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Series will be required to include as part of its current income the imputed interest on such obligations even though the Series has not received any interest payments on such obligations during that period. Because each Series distributes all of its net investment income to its shareholders, a Series may have to sell Series securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Code has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which a mutual fund invests will not be considered qualifying income after September 30, 2006. After such time, each Series will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

A Series’ transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies, derivative securities and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Series, defer losses to the Series, cause adjustments in the holding periods of the Series’ assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Series’ income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Series.

The Series are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Series may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Series. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% Test. The Series distribute to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of a Series’ fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Series’ other investments and shareholders are advised on the nature of the distributions.

Each of the High Yield Bond Series, Core Bond Series, and Core Plus Bond Series is expected to distribute primarily ordinary income dividends derived from interest earned on its investments in debt securities. The Series may also invest in certain derivative securities, including index-linked notes. Investment by these Series in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Series could be required to recognize annually a portion of the discount (or deemed discount) at which securities were issued and distribute such portion in order to maintain its qualification as a regulated investment company. In order to generate cash to satisfy the distribution requirements of the Code, the Series may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources.

Certain underlying funds and ETFs may not produce qualifying income for purposes of the 90% Test (as described above) which must be met in order for a Series to maintain its status as a regulated investment company under the Code. If one or more underlying funds and/or ETFs generates more non-qualifying income for purposes of the 90% Test than the Series’ portfolio management expects it could cause the Series to inadvertently fail the 90% Test thereby causing the Series to inadvertently fail to qualify as a regulated investment company under the Code.

Distributions by a Series to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Series, which may differ from the federal income tax consequences. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

Transactions by a Series in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Series (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Series and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Series to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Series to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the regulated investment company distribution requirements for avoiding income and excise taxes. The Series intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Series as a regulated investment company and minimize the imposition of income and excise taxes.

Dividends and interest received by a Series may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on the Series’ securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Series’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Series will be eligible to, and may, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by the Series. If the Series were to make such an election, the Series would treat those taxes as dividends paid to its shareholders. Each shareholder would be required to include a proportionate share of those taxes in gross income as income received from a foreign source and to treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series’ income from sources within, and taxes paid to, foreign countries and United States possessions.

In certain cases, a Series will be required to withhold and remit to the U.S. Treasury 28% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, (3) who has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) who has failed to certify that he or she is a U.S. person (including a U.S. resident alien). This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Dividends paid to nonresident alien individuals and foreign entities are potentially subject to different tax treatment, including a possible U.S. federal income tax, required to be withheld by the applicable Series, at a 30% rate (or a lower rate provided by an applicable income tax treaty). Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds. For taxable years of a Series beginning after December 31, 2004 and not beginning after December 31, 2009, interest-related dividends and short-term capital gain dividends paid to nonresident alien individuals and foreign entities (subject to certain limitations) are not subject to the 30% (or lower treaty rate) withholding tax.

Under recent legislation, the Code provides a look-through rule for distributions of so-called FIRPTA gain by the Fund if all of the following requirements are met: (i) the Series are classified as “qualified investment entities” and (ii) you are a non-U.S. shareholder that owns more than 5% of a class of Series shares at any time during the one-year period ending on the date of the distribution. “Qualified investment entities” include entities taxable as regulated investment companies if, in general, more than 50% of the regulated investment company’s assets consist of interests in REITs and U.S. real property holding corporations. If these conditions are met, distributions by the Fund are treated as gain from the disposition of a U.S. real property interest (“USRPI”), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that non-U.S. investors file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. If these rules do not apply to a distribution, such distribution in the hands of a non-U.S. investor is subject to the same treatment referenced in the preceding paragraph.

Additional Tax Information Concerning the New York Tax Exempt, Ohio Tax Exempt and Diversified Tax Exempt Series — The New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series (the “Tax Exempt Series”) are designed to provide shareholders with current tax exempt interest income and are not intended to constitute a balanced investment program. Certain recipients of Social Security and railroad retirement benefits may be required to take into account income from the Tax Exempt Series in determining the taxability of their benefits. In addition, the Tax Exempt Series may not be an appropriate investment for shareholders that are “substantial users” or persons related to such users of facilities financed by private activity bonds or industrial revenue bonds. A “substantial user” is defined generally to include certain persons who regularly use a facility in their trade or business. Shareholders should consult their tax advisers to determine the potential effect, if any, on their tax liability of investing in the Tax Exempt Series.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Tax Exempt Series’ total assets consists of securities the interest on which is excludable from gross income, such Series may pay “exempt-interest dividends” to its shareholders. The policy of the Tax Exempt Series is to pay each year as dividends substantially all of its interest income, net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax Exempt Series, and designated by the Series as an exempt-interest dividend in a written notice mailed to shareholders within 60 days after the close of such Series’ taxable year. However, aggregate exempt-interest dividends for the taxable year may not exceed the net interest from Municipal Securities and other securities exempt from the regular federal income tax received by the Tax Exempt Series during the taxable year. The percentage of total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax Exempt Series during such year, regardless of the period for which the shares were held.

Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the “Alternative Minimum Tax”) imposed by Section 55 of the Code. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain “private activity bonds” issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax) for both individual and corporate shareholders. Second, all tax exempt interest dividends, regardless of when the bonds from which they are derived were issued or whether they were derived from private activity bonds, will be included in the corporation’s “adjusted current earnings”, as defined in Section 56(g) of the Code, in calculating the corporation’s alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The deduction otherwise allowable to property and casualty insurance companies for “losses incurred” will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during the taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a “branch profits tax” on their “dividend equivalent amount” for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their “passive investment income”, which could include exempt-interest dividends.

Issuers of bonds purchased by the Tax Exempt Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with the covenants.

Under the Code, if a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

Although the Tax Exempt Series do not expect to earn any investment company taxable income (as defined by the Code), any income earned on taxable investments will be distributed and will be taxable to shareholders as ordinary income. In general, “investment company taxable income” comprises taxable net investment income plus the excess, if any, of net short-term capital gains over net long-term capital losses. The Tax Exempt Series would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it is anticipated that no such tax will be paid by the Tax Exempt Series.

Although each Tax Exempt Series expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Tax Exempt Series may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Tax Exempt Series and their shareholders under such laws may differ from their treatment under federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

If for any taxable year a Tax Exempt Series does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). Moreover, upon distribution to shareholders, the Tax Exempt Series’ income, including Municipal Securities interest income, will be taxable to shareholders to the extent of such Series’ current and/or accumulated earnings and profits.

Performance Reporting

The performance of the Series of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. It may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Series’ annual reports contain additional performance information. These reports are available without charge at the Fund’s website, www.manningnapieradvisors.com, or by calling 1-800-466-3863.

Financial Statements

Except for the Commodity Series and Global Fixed Income Series, each Series’ audited financial statements, including the report of PwC thereon, from the Series’ Annual Reports for the fiscal year ended December 31, 2009 are hereby incorporated by reference into this Statement of Additional Information. These Reports may be obtained without charge by calling 1-800-466-3863. Because the Commodity Series and Global Fixed Income Series were not active during the 2009 fiscal year, no 2009 financial statements were prepared for these Series. The financial statements with respect to the Series have been audited by PwC. A copy of the December 31, 2009 Annual Report(s) to Shareholders must accompany the delivery of this Statement of Additional of Information.

Appendix A - Description of Bond Ratings1

Moody’s Investors Service, Inc. (“Moody’s”) Short-Term Prime Rating System - Taxable Debt and Deposits Globally

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer’s branch is located are not incorporated into Moody’s short-term debt ratings.

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The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund’s fiscal year-end.

If an issuer represents to Moody’s that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Moody’s Municipal and Corporate Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s Municipal and Corporate Bond Ratings

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories. Standard & Poor’s ratings may also be indicated by “NR”. This designation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s may also assign conditional ratings to municipal bonds. The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Appendix B - Procedures for the Nominating Committee’s Consideration of

Potential Nominees Submitted by Stockholders

A nominee for nomination as a Director submitted by a stockholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:

1.	A stockholder or group of stockholders (referred to in either case as a “Nominating Stockholder”) that, individually or as a group, has beneficially owned at least 5% of the Fund’s common stock for at least two years prior to the date the Nominating Stockholder submits a candidate for nomination as a Director may submit one candidate to the Committee for consideration at an annual meeting of stockholders.

2.	The Nominating Stockholder must submit any such recommendation (a “Stockholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

3.	The Stockholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than the date specified in a public notice by the Fund. Such public notice shall be made at least 30 calendar days prior to the deadline for submission of Stockholder Recommendations. Such public notice may be given in a stockholder report or other mailing to stockholders or by any other means deemed by the Committee or the Board of Directors to be reasonably calculated to inform stockholders.

4.	The Stockholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Stockholder (the “candidate”); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Stockholder or an Associated Person of the Nominating Stockholder (as defined below); (C) the class or Series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Stockholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder; (E) whether the Nominating Stockholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background ; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors’ and officers’ questionnaire if elected; (iv) the Nominating Stockholder’s consent to be named as such by the Fund; (v) the class or Series and number of all shares of the Fund owned beneficially and of record by the Nominating Stockholder and any Associated Person of the Nominating Stockholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Stockholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Stockholder. “Associated Person of the Nominating Stockholder” as used in this paragraph 4 means any person required to be identified pursuant to clause (vi) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Stockholder or (b) any person required to be identified pursuant to clause (vi).

5.	The Committee may require the Nominating Stockholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Stockholder to serve on the Board. If the Nominating Stockholder fails to provide such other information in writing within seven days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

Appendix C – Manning & Napier Advisors, Inc. Proxy Policy and Procedures

Policy

BACKGROUND

Proxy policy has had a lengthy history in the investment world. The Department of Labor’s (“DOL”) active voice in proxy policy began in 1988 with the Avon letter followed by the Proxy Project Report in 1989. Each notice by the DOL further defined and clarified the importance of exercising proxy votes in an active and diligent manner. Unless the plan documents explicitly reserve voting authority to the trustee, the investment manager has the authority — and the obligation — to vote as a fiduciary.

The Monks letter, issued by the DOL in January 1990, stated that the investment manager has a fiduciary obligation to match proxies received with holdings on a record date and to take reasonable steps to ensure that the proxies for which it is responsible are received. It further states that the named fiduciary who appointed the investment manager must periodically monitor the activities of the investment manager, which includes the monitoring of proxy procedures and proxy voting.

In 1994, the DOL issued Interpretive Bulletin #94-2, (the “Bulletin”), which summarizes the Department’s previous statements on the duties of ERISA fiduciaries to vote proxies relating to shares of corporate stock, and describes the Department’s view of the legal standards imposed by ERISA on the use of written statements of investment policy, including proxy voting. The Bulletin “reaffirms its longstanding position that plan officials are responsible for voting proxies, unless that responsibility has been delegated to an investment manager. In that case, plan officials should monitor the manager’s activities.”

The Bulletin concludes, “where the authority to manage plan assets has been delegated to an investment manager, the general rule is that the investment manager has the sole authority to vote proxies relating to such plan assets. If the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility would lie with the trustee or with the named fiduciary who has reserved to itself (or another authorized fiduciary) the right to direct the plan trustee regarding the voting of proxies.” The Bulletin notes that a reservation could be limited to the voting of only those proxies relating to specified assets or issues.

In 2003, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 to require registered investment advisors and registered mutual fund companies to provide disclosure on voting proxies. The amendments require notification to clients of the method to obtain proxy records and policy. The advisor is required to disclose voting records and make available policies and procedures reasonably designed to ensure that the advisor votes proxies in the best interests of their clients.

PROXY POLICY

In accordance with the guidelines of the DOL and the SEC, it is Manning & Napier’s policy regarding proxies to:

1.	Discharge our duties prudently, in the interest of plans, plan fiduciaries, plan participants, beneficiaries, clients and shareholders (together “clients”).

2.	Act prudently in voting of proxies by considering those factors which would affect the value of client assets.

3.	Maintain accurate records as to voting of such proxies that will enable clients to periodically review voting procedures employed and actions taken in individual situations.

4.	Provide, upon request, a report of proxy activity for clients reflecting the activity of the portfolio requested.

5.	By following our procedures for reconciling proxies, take reasonable steps under the particular circumstances to ensure that proxies for which we are responsible are received by us.

6.	Make available, upon request, this policy to all plan fiduciaries, clients and shareholders.

7.	Comply with all current and future applicable laws, rules and regulations governing proxy voting.

Procedures

INTRODUCTION

“Proxy Season” is generally defined as February to June (although there are meetings held throughout the year, this is the peak period). During this time, Manning & Napier receives thousands of proxies and annual statements for processing. The purpose of this section of the booklet is to explain our process in accordance with SEC and DOL requirements. This booklet can be retained to satisfy the DOL requirement that fiduciaries monitor the voting procedures of the investment manager.

ARRIVAL OF THE PROXIES

The majority of proxy ballots are received electronically through a centralized system used by many custodians. This electronic link allows for daily notification, monitoring, efficient voting and record keeping of the Firm’s proxy voting activity.

However, some proxies are still received in paper form and are mailed to the Firm. When proxies are received from the Post Office, they are delivered to the Firm and provided to our Proxy Department.

FILE ORGANIZATION AND VOTING DIRECTION

A. Procedures for Manning Yield Dividend-Focus Portfolio and Manning & Napier Fund, Inc. Dividend Focus Series

When the proxies arrive, the Corporation Actions & Proxy Processor logs the proxy into our centralized proxy management software, creates a file containing proxy materials, inserts an analyst checklist, and adds any proxy materials received. For each proxy, the Corporation Actions & Proxy Processor will then determine whether the security that is the subject of the proxy is held by the Dividend Focus Series and one or more other series of the Manning & Napier Fund, Inc. (the “Fund”).

With respect to a security held by the Dividend Focus Series and one or more other series of the Fund, such proxies will be voted in accordance with Manning & Napier’s Proxy Guidelines and the procedures described under sub-section B below. All other proxies for the Dividend Focus Series and all proxies for the Manning Yield Dividend-Focus Portfolio will be voted by RiskMetrics Group, an independent company that specializes in providing a variety of proxy-related services, in accordance with RiskMetrics’ written proxy voting policies and procedures (“RiskMetrics’ Proxy Procedures”).

In light of the foregoing, Manning & Napier has reviewed and determined that RiskMetrics’ Proxy Procedures are consistent with Manning & Napier’s Proxy Policy and its fiduciary duty with respect to its clients. Manning & Napier will review any material amendments to RiskMetrics’ Proxy Procedures to determine whether such procedures continue to be consistent with Manning & Napier’s Proxy Policy and its fiduciary duty with respect to its clients. A summary of RiskMetrics’ Proxy Procedures is attached as an addendum to its policy.

B. Procedures for All Other Investment Companies and Clients

When the proxies arrive, the Corporate Actions & Proxy Processor logs the proxy into our centralized proxy management software, creates a file containing proxy materials, inserts an analyst checklist, adds any proxy materials received, and forwards to the Research Administrative Assistant. The Research Administrative Assistant logs the proxy receipt into a proxy database, prints proxy report, reviews issues and adds reference materials. The proxy is then forwarded to the appropriate analyst. The analyst reviews the materials, indicates a vote, approves by signature and returns the file to the Research Administrative Assistant. The proxy database is logged as complete and the file is returned to the Corporate Actions & Proxy Processor. If voting is contrary to the general recommendations of Manning & Napier’s Proxy Guidelines on any issue, the analyst must document why this vote is in the economic best interests of shareholders. Also, the rationale for votes on issues for which these guidelines do not make general recommendations must be documented. These votes and rationales are later reported upon request to fiduciaries, clients and shareholders in the Proxy Voting Report. The Corporate Actions & Proxy Processor is responsible for maintaining the proxy files by security, by year and provides safekeeping of the documents. Vote decisions are kept in the folders as well as the proxy database. In the event of an error in voting, the Manager of Research Administration will complete the error write-up and notify the CCO.

If the Firm and/or its affiliates own greater than a 5% position in a company, the proposed proxy vote should be approved by one of the Directors of Research.

If the Firm and/or its affiliates own greater than a 25% position in an iShares Exchange Traded Fund, we will vote the shares in the same proportion as the vote of all other holders of shares of such iShares fund.

CORPORATE ACTIONS

The monitoring of corporate actions is done by the Corporate Actions & Proxy Processor in the Operations Department. The Firm subscribes to CCH Incorporated (Capital Changes Incorporated), an online Corporate Actions monitoring company. With this subscription, the Firm is able to check daily corporate actions for client holdings and retrieve historical data as well. The Corporate Actions Coordinator is also in contact with the Mutual Fund Accounting Department and the sub-transfer agent for the Fund, Inc., as they all share/verify information regarding corporate actions. Voluntary corporate actions are verified through Bloomberg and with the custodian. Verification of mandatory corporate actions is done monthly through our Reconciling Department.

CONFLICTS OF INTEREST

There are potential conflicts of interest that may arise in connection with the Firm or the Analyst responsible for voting a company’s proxy. Examples of potential conflicts may include the following: (1) the voting Analyst is aware that a client of the advisor or its affiliates is a public company whose shares are held in client portfolios; (2) the voting Analyst (or a member of their immediate family) of the advisor or its affiliates also has a personal interest in the outcome of a matter before shareholders of a particular security that they cover as an Analyst; (3) an employee (or a member of their immediate family) of the advisor or its affiliates is a Director or Officer of such security; (4) an employee (or a member of their immediate family) is a Director candidate on the proxy; or (5) the voting Analyst (or a member of their immediate family), the advisor or its affiliates have a business relationship with a participant in a proxy contest, corporate director or director candidates.

In recognizing the above potential conflicts, the following controls have been put in place: (1) a written confirmation provided in the proxy folder that no conflict of interest exists with respect to each proxy vote to be completed by the Analyst. If an Analyst indicates an affirmative response to any of the above conflicts identified such Analyst shall be immediately removed from the responsibility of voting such proxy; and (2) a Proxy Policy Committee has been created to resolve any apparent or potential conflicts of interest. The Proxy Policy Committee may utilize the following to assist in seeking resolution (including, without limitation, those instances when the Advisor potentially has an institutional conflict): (1) voting in accordance with the guidance of an independent consultant or outside counsel; (2) designation of a senior employee or committee member to vote that has neither a relationship with the company nor knowledge of any relationship between the advisor or its affiliates with such company; (3) voting in proportion to other shareholders of the issuer; (4) voting in other ways that are consistent with the advisor and its affiliates obligation to vote in clients’ collective best interest.

The Proxy Policy Conflicts Committee is responsible for developing procedures to identify material conflicts of interest with respect to the activities of Manning & Napier and RiskMetrics.

PROXY RECONCILIATION

Manning & Napier has a customized computer program designed to produce a proxy reconciliation report which prints in detail all of the information necessary to match the proxies of a ballot to the holdings on the record date. After both electronic and paper ballots have been matched to the holdings on the record date, voted pursuant to the procedures, and returned to the company, a review of the proxy report will show any proxies not received. In the event a proxy is not received, an email is sent to the custodian requesting a control number so that the votes can be entered manually online.

In the event a proxy ballot is received by Manning & Napier for a security which we do not have investment discretion or proxy authority, a best effort will be made to redirect the proxy to the record owner.

OUTSIDE VENDOR

Manning & Napier Advisors, Inc. has an established proxy policy with detailed procedures and guidelines. Manning & Napier’s policy is to monitor and vote proxies in the best interest of our clients and in compliance with applicable laws, rules and regulations. The Firm may outsource its proxy voting, including when the Firm has identified a conflict of interest, for certain products.

INQUIRIES

If you have any questions regarding our proxy voting procedures or if you would like to obtain a copy of our voting record for your holdings, please direct your written request to your Account Representative.

Guidelines

ANALYSTS’ GUIDELINES

The analysis of individual stock proxy issues is a component of equity research, and thus Manning & Napier has a fiduciary responsibility to vote proxies according to the economic best interests of our clients. The research analyst who recommended the stock or who is responsible for following stocks in a particular industry reviews voting direction on an individual basis. The analyst considers the specific investment strategy used to buy the stock, in conjunction with the guidelines outlined below. It is expected that the analyst will discharge his/her proxy duties prudently, solely in the best interest of our clients, and for the exclusive purpose of providing benefits to those clients.

The following serves as a guide to aid the analysts in voting proxies. This list is not exhaustive, and is subject to revision as new issues arise. Ultimately, it is up to the analyst to decide what is best in each individual situation, considering what best serves shareholders’ interests. The underlying principle is to protect the value of the security. Value is affected by proxy issues such as voting rights, limits on ownership, accountability of management and directors, etc. A secondary principle is that it is not up to us as fiduciaries to make a social stand on issues, unless they clearly affect the rights of shareholders and the value of the security.

CORPORATE GOVERNANCE/OTHER LOBBYIST COMMUNICATIONS

Periodically, the analysts may receive calls from lobbyists or solicitors trying to persuade us to vote a certain way on a proxy issue, or from other large stockholders trying to persuade us to join our vote with theirs to exercise control of the company. We will take their opinions into consideration, but our policy is simply to vote in accordance with what we feel is in the best interest of our clients and shareholders and which maximizes the value of their investment.

STANDARD DOMESTIC ISSUES

Election of Directors: Generally, if not contested, we will vote FOR the nominated directors. For each director, care must be taken to determine from the proxy statement each director’s: attendance at meetings, investment in the company, status inside and outside the company, governance profile, compensation, independence from management, and related/relevant parameters. If the director’s actions are questionable on any of these items, the analyst may WITHHOLD election for the director.

In a contested race, voting decisions should be based on the track record of both slates of candidates, an analysis of what each side is offering to shareholders, and a determination of the likelihood of each slate to fulfill promises. Candidate backgrounds and qualifications should be considered, along with benefit to shareholders of diversity on the board. If the proposed election of directors would change the number of directors, the change should not diminish the overall quality and independence of the board.

Because of the complexity and specific circumstances of issues concerning a contested race, these issues should be decided on a case-by-case basis.

Appointment of Auditors: A change of auditors that compromises the integrity of the independent audit process or a change of auditors due to the auditors’ refusal to approve a company’s financial statement should be voted AGAINST.

NON-STANDARD DOMESTIC ISSUES

Director/Management Accountability: As overseers of management for the shareholders, directors should be held accountable to shareholders. We therefore recommend a vote AGAINST any proposal which would limit director liability. Examples would include proposals to limit director liability or independence, or to unreasonably indemnify directors.

While it may be inevitable, especially in smaller companies, that the positions of Chairperson and Chief Executive Officer be combined in some cases, it generally increases management accountability to shareholders if the CEO is accountable to an independent Chairman. Therefore, we recommend a vote FOR proposals requiring that different persons serve as the Chairperson and Chief Executive Officer.

Similarly, where practical, any nominating, compensation, or audit committees should be independent of management. The purpose of these Committees is the implementation of Board oversight of management, and this purpose is best served if the majority of directors on such committees are independent directors. Therefore, we recommend a vote FOR requirements that these committees have a majority of independent directors.

Compensation Issues: Stock Incentive Plans usually permit a compensation committee to issue stock options to “key” personnel. These plans usually specify the maximum number of shares to be issued but do not specify under what conditions they would be issued. This is not necessarily a problem, as we wish to leave most compensation issues to management (unless someone is grossly overpaid), and we want management and employees in general to own stock so that their interests will be more in line with shareholders. Consequently, we have to examine the incentive plan carefully to see if it is overly generous. If the shares proposed to be issued to management total 50% of the outstanding shares, then the value of our clients’ holdings have probably fallen 50%.

When deciding whether or not to vote for these plans, we consider whether there will be too much dilution. Increasing the number of shares outstanding by 5% each year for 10 years is clearly too much dilution. Second, we consider the market value at current prices and with a slight change in market value. If management has been doing a poor job, should an additional $100 million in compensation be paid if the stock goes up by 10%? Not likely. Finally, we are suspicious of any plan that entitles management to buy stock below market value. They will be compensated for doing nothing at all for shareholders. Any vote cast regarding Stock Incentive Plans should be determined on a case-by-case basis and must be justifiable by the analyst casting the vote.

This analysis should also apply to other forms of Executive Compensation plans. Any such programs should provide challenging performance objectives and serve to motivate executives, and should not be excessively generous or provide incentives without clear goals. With these considerations in mind, any vote on Executive Compensation should be determined on a case-by-case basis. As a general rule, we recommend votes FOR proposals to link compensation to specific performance criteria, and FOR proposals that increase the disclosure of management compensation, while we recommend votes AGAINST “golden parachutes”, and similar proposals, unless the award protects the shareholders by only being granted when the shareholders have benefited along with the executives receiving the award. With regards to SERP’s, or Supplemental Executive Retirement Plans, we would generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in supplemental executive retirement plan’s agreements to a shareholder vote, unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. SERPs may be viewed as discriminatory. Participating executives, who are selected by the company, may get better benefit formulas than provided under the employee-wide plan. Therefore, all other issues in relation to SERP’s should be voted on a case-by-case basis.

In general, we would vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. We would vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. We would also vote AGAINST shareholder proposals requiring director fees be paid in stock only.

We would vote FOR shareholder proposals to put option re-pricings to a shareholder vote. In addition, we would vote FOR shareholder proposals seeking disclosure of the board’s or compensation committee’s use of compensation consultants, such as the company name, business relationships and fees paid.

We would vote on a case-by-case basis on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s compensation plan for senior executives. The vote for such issues would be based on what aspects of the company’s current annual and long-term equity incentive programs are performance driven. Finally, we would vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account the company’s performance, pay levels versus peers’ compensation, pay level versus industry-typical compensation, and long-term corporate outlook.

Outside director incentives work best when they are closely aligned with the interest of the shareholders (e.g., compensation in the form of reasonable stock grants) and are not at the discretion of management (e.g., revocable benefits). Based on these principles, votes on most outside director compensation issues should be made on a case-by-case basis.

Terms of Directors: In order to hold directors accountable, they should be subject to frequent re-election – ideally, on an annual basis. Therefore, we recommend a vote AGAINST any proposal to extend the terms of directors and a vote FOR any proposal to shorten the term of directors in office. This is not to be construed as a limit on terms that can be served, but merely a preference to make directors stand for election regularly.

Staggered Boards: A staggered Board is one in which directors are divided into three (sometimes more) classes, with each serving three-year (sometimes more) terms, with each class re-election occurring in a different year. A non-staggered Board serves a one-year term and Directors stand for re-election each year.

Proposals to adopt a staggered board amendment to the charter or bylaws usually are accompanied by provisions designed to protect the staggered board. Such provisions may include: supermajority voting requirements if shareholders wish to increase the number of directors; provisions allowing shareholders to remove directors only for cause; provisions stipulating that any board vacancies occurring between elections be filled only by a vote of the remaining board members, not the shareholders; and lock-in provisions requiring a supermajority shareholder vote to alter the amendment itself. All of these provisions reduce director accountability and undermine the principle that directors should be up for re-election on a frequent basis. We, therefore, recommend a vote AGAINST such proposals.

Majority Vote in Director Elections: We would generally vote FOR binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies should also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Cumulative Voting: Cumulative voting permits proportional representation on the board of directors. Without it, a group with a simple majority could elect all directors. However, there are issues that arise depending on whether the board is staggered or non-staggered.

On a non-staggered board, cumulative voting exposes management to the disciplinary effects of the market for corporate control, which, in turn, encourages management to maximize share value. On a staggered board, cumulative voting can act as an anti-takeover defense and, as a result, could diminish the positive impact on management efficiency of the market for corporate control.

Due to the complexity of this issue, any vote cast regarding cumulative voting should be determined on a case-by-case basis after careful consideration by the analyst responsible for that security. The basic principle of protecting property value of the security should be the determining criteria.

Supermajority Voting Provisions: Many proxy proposals require only a majority vote from shareholders in order to be ratified. Supermajority provisions are those that require more than a majority, usually 67% to 80% of the outstanding shares. These proposals generally provide that such a supermajority provision cannot be changed without the vote of the same percentage of shares outstanding. These provisions are usually intended to prevent any takeover of the company and to insulate insiders from shareholder pressure. We recommend a vote AGAINST such a proposal. Exceptions would be in cases where there is an economic benefit to protecting the interests of minority shareholders.

Multiple Classes of Stocks: Multiple classes of stock, which would give more voting rights to one class of shareholders at the expense of another, would clearly affect the rights of all shareholders. We recommend a vote AGAINST any proposal which divides common equity into more than one class of stock or which limits the voting rights of certain shareholders of a single class of stock. The exception would only occur if a subsidiary of a company issued its own class of common stock, such as General Motor’s class E (for EDS) and H (for Hughes) stock.

Similarly, we recommend a vote AGAINST any proposal to give the board of directors broad powers with respect to establishing new classes of stock and determining voting, dividend, and other rights without shareholder review. An example would be requests to authorize “blank-check” preferred stock.

Poison Pills: Stock Purchase Rights Plans (“Poison Pills”) generally take the form of rights or warrants issued to shareholders that are triggered by an outsider acquiring a predetermined quantity of stock in the corporation. When triggered, Poison Pills give shareholders the ability to purchase shares from or sell shares back to the company or, in the case of a hostile acquisition, to the potential acquirer at a price far out of line with their fair market value. The triggering event can either transfer a huge amount of wealth out of the Target Company or dilute the equity holdings of the potential acquirer’s pre-existing shareholders. In both cases, the Poison Pill has the potential to act as a doomsday machine in the event of an unwanted control contest, providing a target’s board with veto power (all it has to do is refuse to redeem the pill) over takeover bids, even if they are in the best interest of target shareholders.

Rights plans are promoted by management as a method of ensuring that a firm’s potential acquirers do not give a two-tiered offer for a firm. This would have the effect of forcing a shareholder to tender his shares against his will. Although there may be some truth to this argument, the bottom line is that they permit some shareholders to obtain stock at a discount while preventing others from doing so. They can discourage outsiders from taking a position in the firm, because a certain level of ownership would result in lost property rights. Insiders want to protect their position and reduce the influence of outsiders. This type of proposal reduces director and management accountability to shareholders, and consequently we recommend a vote AGAINST such proposals. Exceptions can be made in cases where takeover attempts are detrimental to the long-term economic best interests of the shareholders and/or if the poison pill may raise the takeover premium received by existing shareholders.

Special Meetings of Shareholders: Any proposal which would limit or restrict the ability of shareholders to call a special meeting would limit their ability to exercise their rights as a shareholder. Since these proposals are contrary to shareholder interests, we recommend a vote AGAINST any proposal that would place such limits.

Shareholder recovery of proxy contest costs: Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. Shareholders who initiate proxy contests against fund boards sometimes seek to have their expenses from the solicitation reimbursed by the fund. Generally, while the dissident in this situation has initiated certain proposals for the benefit of fund shareholders, they have done so at their own risk.

Confidential Voting: Confidential voting is the best way to guarantee an independent vote. Shareholders must be able to vote all proxies on the merits of each proposal. Open voting alters the concept of free choice in corporate elections and proxy proposals by providing management the opportunity to influence the vote outcome — they can see who has voted for or against proposals before the final vote is taken and therefore management can pressure institutional shareholders, suppliers, customers, and other shareholders with which it maintains a business relationship. This process, which would give management the opportunity to coerce votes from its shareholders, destroys the concept of management accountability. Therefore, we recommend a vote FOR confidential voting.

Greenmail: Targeted share repurchases by management (Greenmail) of company stock from an individual or select group seeking control of the company is overly abusive to shareholders’ interests and often disruptive to management. Since only the hostile party receives payment, the practice is discriminatory to all other shareholders of the company. With Greenmail, management transfers significant sums of corporate cash (not their own) to one entity for the sole purpose of saving their positions — cash that could be put to use for reinvestment in the company, payment of dividends, or to fund a public share repurchase with shareholders participating on an equal basis.

By raising the specter of a change in control (whether he intended to follow through on it or not), the Greenmailer receives payment (usually at a substantial premium over the market value of his shares). Management is once again safe and sound (until the next Greenmailer appears), and the shareholders are left with an asset-depleted, often less competitive company. Unless there is a legitimate benefit to shareholders in general, or our clients in particular, such as staving off an economically harmful acquisition, we recommend a vote AGAINST Greenmail proposals.

Anti-Greenmail Proposals: Shareholder interests are best protected if they can vote on specific issues based on the individual merits of each, rather than make sweeping generalizations about certain types of proposals. Therefore, we recommend a vote AGAINST broad charters and bylaw amendments such as anti-greenmail proposals.

Increasing Authorized Common Stock: Requests to authorize increases in common stock can be expected from time-to-time, and when handled in a disciplined manner such requests can be for beneficial purposes such as stock splits, cost-effective means of raising capital, or reasonable incentive programs. However, increases in common stock can easily become dilutive, so by no means are they always in the best interests of shareholders. Purpose and scale are the determining factors with respect to increases in common stock, and based on these factors proposals to increase authorized common stock should be decided on a case-by-case basis.

Reincorporation: Reincorporation may be supported where satisfactory business reasons are specified and there is no overall and significant detrimental impact. Because of the issues involved, such determinations should be made on a case-by-case basis.

Insider Trading: We encourage companies to establish strict, zero tolerance policies with respect to illegal insider trading activity, and therefore would recommend a vote FOR proposals of such policies.

Approving Other Business: Management may on occasion seek broad authorization to approve business resolutions without shareholder consent. Management typically already has the authority needed to make routine business decisions, so shareholders should avoid granting blanket authority to management, which may reduce management accountability and/or shareholder rights. These proposals should be made on a case-by-case basis.

High-Performance Workplaces: Pursuant to a 1994 Department of Labor report entitled “Road to High-Performance Workplaces,” some corporations may propose policies with respect to aspects of high-performance workplaces, such as employee training, empowerment, or incentive programs. To the extent that such proposals can be seen to contribute to a company’s productivity and long-term financial performance we recommend a vote FOR high-performance workplace proposals.

Corporate Responsibility: Increasingly, issues of Corporate Responsibility are appearing on proxy ballots. Investors must recognize that such issues are often more than just social questions — the immediate cost of implementing a new program must be weighed against the longer-term costs of pursuing abusive or unsound policies. It must be remembered that with shareholder activism on the rise, companies that do not make an effort to be responsible corporate citizens may find their stocks out of favor. Also, there may be legal or regulatory costs to irresponsible practices, which represent undefined liabilities. Therefore, where the financial impact of the proposal is positive to neutral, we recommend a vote FOR proposals which lower the potential for boycotts, lawsuits, or regulatory penalties. Examples may include:

•	Resolutions to establish shareholder advisory committees

•	Corporate conduct and human rights policies

•	Adoption of the “MacBride Principles” of equal employment

•	Adoption of “CERES Principles” of environmental responsibility

•	Legal and regulatory compliance policies

•	Supplier standards

•	Fair Lending

Each of the above will have a specific set of circumstances in which the financial impact of adopting the resolution must be evaluated, and the analyst should vote according to the long-term economic interests of shareholders.

FOREIGN SECURITIES

The Advisor will make best efforts to obtain and vote foreign proxies, as long as the cost of doing so does not outweigh the benefit of voting. For example, the Advisor most likely will not travel to foreign countries to vote proxies. While the international proxies generally follow the same guidelines listed above, there are several issues which are not normally a part of the domestic proxies and as such are addressed separately below:

STANDARD INTERNATIONAL ISSUES

Receiving Financials: We recommend voting FOR such routine, non-controversial items. Most companies around the world submit their financials to shareholders for approval, and this is one of the first items on most agendas. When evaluating a company’s financial statements, unless there are major concerns about the accuracy of the financial statements, we would vote FOR this item.

Accepting the acts or performance of the managing board, or supervisory board: We recommend voting FOR such items. The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, but it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

NON-STANDARD INTERNATIONAL ISSUES

Capital Increase per the following: 1. with rights, 2. without rights, 3. bonds with rights, 4. or, bonds without rights. In the majority of cases, we would vote FOR capital increases. There may be cases where the analyst deems the capital increase inappropriate and would then vote AGAINST such an item.

Companies can have one of two types of capital systems. The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this pre-approved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. When looking at such issues, we need to review the following: the history of issuance requests; the size of the request; and the purpose of the issuance associated with the increase in authorization.

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. If a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Unissued shares lapse after the fixed time period expires. This type of authority would be used to carry out general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, we need to look at the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the total potential dilution amount from all capital should be considered.

French Law requires that French companies ask for poison pills: As covered under the Domestic Non-Standard Poison Pill, we vote AGAINST poison pills. French anti takeover mechanisms include staggered boards, supervoting shares, poison pills, and special shares. The most common anti takeover maneuvers are voting rights restrictions and shares with double voting rights. In the case of recently privatized companies, the government may hold a golden share that entitles it to override certain key decisions.

Some companies propose to authorize the board to issue stock in the event of a takeover bid. Such an issuance is not designed to increase capital beyond the amount authorized by other resolutions, but is merely an alternative use for pools of capital already approved but unused. We oppose anti-takeover mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Some companies use restricted voting rights to protect themselves from takeovers. Companies can also implement time-phased double voting rights (usually granted after two to four years). This requires amending the articles and thus is subject to shareholder approval. Another popular defensive tool is a pact that gives a small group of shareholders preemptive rights over one another’s shares. The Advisor supports the harmonization of share classes and opposes mechanisms that skew voting rights.

An antitakeover device of concern to shareholders is the government’s ability to hold a golden share in newly privatized companies. Under the terms of most golden shares, the government reserves the right to appoint two non-voting representatives to the board and also has the right to oppose any sale of assets if it is determined to adversely affect national interest. This practice has become more controversial in the recent past since the European Commission determined that the use of golden shares may infringe on the free movement of capital and may only be used under certain circumstances.

Recommendations for ERISA Plans

ERISA states that the named fiduciary has a duty to periodically monitor the activities of the investment manager; this includes proxy voting. ERISA further requires proper documentation of the proxy voting activities of the investment manager and of investment manager monitoring by the named fiduciary. To aid trustees in fulfilling these duties, Manning & Napier recommends the following:

1. A review of your plan documents should be conducted to determine if voting authority has been delegated to the investment manager or retained by the trustee. If the document does not delegate authority, it is the Department of Labor’s view that the investment manager has the responsibility with respect to voting proxies, unless such responsibility is specifically and properly reserved to the trustee (Pension and Welfare Benefits Administration, U.S. Department of Labor, Proxy Project Report, March 2, 1989).

2. If voting authority is delegated to Manning & Napier, we recommend that the Board adopt the proxy policy* outlined below.

If voting authority has been reserved to the Board, we recommend that the Board adopt its own proxy policy similar to that of Manning & Napier.

3. We recommend that our Proxy Procedures be kept on file to document our compliance with the record keeping requirements.

In order to assist clients with the ERISA monitoring requirement, upon written request we will provide a Proxy Report which will outline the securities voted, what the issues were, what actions were taken and, in the case of a vote against the recommendation of management, we will provide the analyst’s reason for that vote.

*PROXY POLICY

In accordance with the guidelines of the U.S. Department of Labor it is our policy regarding proxies to:

1. Delegate the voting authority to the investment manager who will discharge its duties prudently, solely in the interest of the plan participants and beneficiaries and for the exclusive purpose of providing benefits to plan participants and their beneficiaries.

2. Require that the investment manager maintain accurate records as to the voting of such proxies that will enable us to review periodically the voting procedures employed and the actions taken in individual situations.

Addendum – RiskMetrics Proxy Voting Summary

U.S. Proxy Voting Guidelines Concise Summary

(Digest of Selected Key Guidelines)

January 15, 2009

Copyright © 2009 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

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1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2. Board of Directors:

Voting on Director1 Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD2 from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

•	Degree to which absences were due to an unavoidable conflict;

•	Pattern of absenteeism; and

•	Other extraordinary circumstances underlying the director’s absence;

[1]	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.
[2]

In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

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•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if: Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

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•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•

A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

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Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:

•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

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Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

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In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BYCASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

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8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•

The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

•	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;

•	Reimbursement of income taxes on executive perquisites or other payments;

•

Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements; Abnormally large bonus payouts without justifiable performance linkage or proper disclosure—Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

•	Inclusion of additional years of service not worked that result in significant payouts;

•	Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

•	Excessive “make whole” provisions;

•	Any of the poor pay practices listed in this policy;

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•	Excessive severance and/or change in control provisions:

•	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;

•	Payments upon an executive’s termination in connection with performance failure;

•	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;

•	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained;

•	Internal Pay Disparity:

•	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);

•	Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

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For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:

•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

Design Considerations:

•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

Communication Considerations:

•

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

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If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

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Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

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Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

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2009 International Proxy Voting Guidelines Summary

January 15, 2009

Copyright © 2009 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

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RiskMetrics

2009 International Proxy Voting Guidelines Summary

Effective for Meetings on or after Feb. 1, 2009

Updated Jan. 15, 2009

The following is a condensed version of the general policies for voting non-U.S. proxies contained in the RiskMetrics (“RMG”) Proxy Voting Manual. In addition, RMG has country-and market-specific policies, which are not captured below.

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1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

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Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

[Please see the International Classification of Directors on the following page.]

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RMG Classification of Directors – International Policy 2009

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

•	No material[ 5] connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]

For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]

For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

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3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

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Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

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Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation -Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction -How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•

Strategic rationale -Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest -Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance -Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

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Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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PART C - OTHER INFORMATION

Item 28. Exhibits.

(a)

	(1)	Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(2)	Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(3)	Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(4)	Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(5)	Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(6)	Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(7)	Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

	(8)	Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

	(9)	Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

	(10)	Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)

	(11)	Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(12)	Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(13)	Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(14)	Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(15)	Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(16)	Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(17)	Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

1

(18)	Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(19)	Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on
Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(20)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(21)	Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(22)	Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(23)	Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(24)	Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(25)	Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(26)	Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(27)	Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000 (incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(28)	Articles of Amendment as filed with the State of Maryland on May 31, 2001 (incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(29)	Articles of Amendment as filed with the State of Maryland on June 14, 2002 (incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(30)	Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(31)	Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(32)	Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(33)	Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on
February 27, 2004 with Accession Number 0000751173-04-000027).

(34)	Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034).

2

	(35)	Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

	(36)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(37)	Articles of Amendment as filed with the State of Maryland on September 29, 2006 (incorporated by reference to
Exhibit 99.a(18) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

	(38)	Articles of Amendment as filed with the State of Maryland on February 6, 2007 (incorporated by reference to Exhibit 99.a(19) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(39)	Articles of Amendment as filed with the State of Maryland on November 19, 2007 (incorporated by reference to
Exhibit 99.a(20) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

	(40)	Articles Supplementary to the charter as filed with the State of Maryland on May 16, 2007 (incorporated by reference to Exhibit 99.c(21) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

	(41)	Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(21) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

	(42)	Articles of Amendment as filed with the State of Maryland on February 28, 2008 (incorporated by reference to Exhibit 99.a(22) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

	(43)	Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(23) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

	(44)	Articles Supplementary to the charter as filed with the State of Maryland on May 27, 2008 (incorporated by reference to Exhibit 99.c(22) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

	(45)	Articles Supplementary to the charter as filed with the State of Maryland on June 24, 2008 (incorporated by reference to Exhibit 99.c(23) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

	(46)	Articles of Amendment as filed with the State of Maryland on October 27, 2008 (incorporated by reference to Exhibit 99.a(24) to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

	(47)	Articles Supplementary to the charter as filed with the State of Maryland on November 10, 2008 (incorporated by reference to Exhibit 99.c(24) to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

	(48)	Articles of Amendment as filed with the State of Maryland on June 29, 2009 (incorporated by reference to Exhibit 99.a(48) to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

	(49)	Articles of Amendment as filed with the State of Maryland on December 21, 2009 (incorporated by reference to Exhibit 99.a(49) to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

	(50)	Articles Supplementary to the charter as filed with the State of Maryland dated March 24, 2010 as filed herewith.

(b)	By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

	(1)	By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

3

(2)	By-Laws as amended September 29, 2006 (incorporated by reference to Exhibit 99.b(2) to Post Effective Amendment
No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number
0001193125-07-093050).

	(3)	By-Laws as amended May 14, 2008 (incorporated by reference to Exhibit 99.b(3) to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(c)

	(1)	Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(d)

	(1)	Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

		(a)	Supplement to Schedule A of the Investment Advisory Agreement dated May 11, 1999 (incorporated by reference to Exhibit (5)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

		(b)	Supplement to Schedule A of the Investment Advisory Agreement dated February 2, 2000 (incorporated by reference to Exhibit 99.D(1)B to Post-Effective No. 38 to the Registration Statement on Form N-1A filed on April 30, 2001 with Accession Number 0000751173-01-500020).

		(c)	Supplement to Schedule A of the Investment Advisory Agreement dated November 16, 2001 (incorporated by reference to Exhibit 99.D(1)C to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

		(d)	Supplement to Schedule A of the Investment Advisory Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.d1(d) to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049.)

		(e)	Supplement to Schedule A of the Investment Advisory Agreement dated November 21, 2002 (incorporated by reference to Exhibit 99.d1(e) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

		(f)	Restated Schedule A of the Investment Advisory Agreement dated November 20, 2003 (incorporated by reference to Exhibit 99.d1(f) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(g)	Restated Schedule A of the Investment Advisory Agreement dated May 18, 2004 (incorporated by reference to
Exhibit 99.d1(g) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

		(h)	Restated Schedule A of the Investment Advisory Agreement dated November 17, 2005 (incorporated by reference to Exhibit 99.d1(h) to Post Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on February 28, 2006 with Accession Number 0000751173-06-000028).

		(i)	New Investment Advisory Agreement dated December 17, 2007 (incorporated by reference to Exhibit 99.d(1)i to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

		(j)	Restated Schedule A of the Investment Advisory Agreement dated March 1, 2008 (incorporated by reference to Exhibit 99.d(1)j to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(k)	Restated Schedule A of the Investment Advisory Agreement dated May 14, 2008 (incorporated by reference to
Exhibit 99.d(1)k to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(l)	Restated Schedule A of the Investment Advisory Agreement dated October 27, 2008. (incorporated by reference to
Exhibit 99.d(1)l to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

4

(m)	Restated Schedule A of the Investment Advisory Agreement dated December 7, 2009 (incorporated by reference to
Exhibit 99.d(1)m to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on
December 30, 2009 with Accession Number 0001193125-09-261971).

(2)	Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated May 13, 2009 (incorporated by reference to Exhibit 99.d(2) to Post Effective Amendment No. 76 to the Registration Statement on
Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

	(a)	Termination letter of the Investment Advisory Agreement dated December 7, 2009 (incorporated by reference to Exhibit 99.d(2)a to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(3)

	(bb)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated November 5, 2008 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, and Financial Services Series (incorporated by reference to Exhibit 99.d(3)bb to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

	(cc)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated November 5, 2008 for the Pro-Blend Conservative Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class B, Class Z, Class E and Class I, Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K Class R, Class C, Target 2010 Series Class I, Class K Class R, Class C, Target 2030 Series Class I, Class K Class R, Class C, Target 2040 Series Class I, Class K Class R, Class C, Target 2050 Series Class I, Class K Class R, Class C, Tax Managed Series Class A, Class B, Class Z, Class E, Equity Series, Overseas Series, and Dividend Focus Series (incorporated by reference to Exhibit 99.d(3)cc to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

	(dd)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated May 13, 2009 for the Pro-Blend Conservative Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class B, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class B, Class Z, Class E and Class I, Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K Class R, Class C, Target 2010 Series Class I, Class K Class R, Class C, Target 2030 Series Class I, Class K Class R, Class C, Target 2040 Series Class I, Class K Class R, Class C, Target 2050 Series Class I, Class K Class R, Class C, Tax Managed Series Class A, Class B, Class Z, Class E, Equity Series, Overseas Series, and Dividend Focus Series (incorporated by reference to Exhibit 99.d(3)dd to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

	(ee)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated July 22, 2009 for the Real Estate Series (incorporated by reference to Exhibit 99.d(3)ee to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

	(ff)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated December 7, 2009 for the Pro-Blend Conservative Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I,

5

Class K Class R, Class C, Target 2010 Series Class I, Class K Class R, Class C, Target 2030 Series Class I, Class K
Class R, Class C, Target 2040 Series Class I, Class K Class R, Class C, Target 2050 Series Class I, Class K Class R,
Class C, Tax Managed Series Class A, Class B, Class Z, Class D and Class E, Equity Series, Overseas Series, and
Dividend Focus Series (incorporated by reference to Exhibit 99.d(3)ff to Post Effective Amendment No. 77 to the
Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number
0001193125-09-261971).

		(gg)	Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated December 7, 2009 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, Financial Services Series, and Real Estate Series (incorporated by reference to Exhibit 99.d(3)gg to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

		(hh)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Core Bond Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Core Plus Bond Series, Technology Series, High Yield Bond Series, Financial Services Series, and Real Estate Series (incorporated by reference to Exhibit 99.d(3)hh to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

		(ii)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Pro-Blend Conservative Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Moderate Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Extended Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Pro-Blend Maximum Term Series Class S, Class C, Class D, Class Z, Class E and Class I, Tax Managed Series Class A, Class B, Class Z, Class D and Class E, Equity Series, Overseas Series, and Dividend Focus Series (incorporated by reference to Exhibit 99.d(3)ii to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

		(jj)	Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K Class R, Class C, Target 2010 Series Class I, Class K Class R, Class C, Target 2030 Series Class I, Class K Class R, Class C, Target 2040 Series Class I, Class K Class R, Class C, and Target 2050 Series Class I, Class K Class R, Class C (incorporated by reference to Exhibit 99.d(3)jj to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(e)

	(1)	Amended and Restated Distribution Agreement dated May 9, 2002 (incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25,2002 with Accession Number 0000751173-02-000049).

		(a)	Amended and Restated Distribution Agreement Schedule A dated November 21, 2002 (incorporated by reference to Exhibit 99.e4(a) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

		(b)	Amended and Restated Distribution Agreement Schedule A dated November 20, 2003 (incorporated by reference to Exhibit 99.e4(b) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(c)	Amended and Restated Distribution Agreement Schedule A dated May 18, 2004 (incorporated by reference to
Exhibit 99.e4(c) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

		(d)	Amended and Restated Distribution Agreement Schedule A dated November 12, 2007 (incorporated by reference to Exhibit 99.e(4)d to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

6

(e)	Amended and Restated Distribution Agreement Schedule A dated May 14, 2008 (incorporated by reference to
Exhibit 99.e(4)e to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on
August 19, 2008 with Accession Number 0001193125-08-180565).

		(f)	Amended and Restated Distribution Agreement Schedule A dated October 27, 2008. (incorporated by reference to Exhibit 99.e(4)f to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

		(g)	Amended and Restated Distribution Agreement Schedule A dated February 6, 2009 (incorporated by reference to Exhibit 99.e(4)g to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(f)	Not Applicable.

(g)

	(1)	Amended and Restated Mutual Fund Custody and Service Agreement between Exeter Fund, Inc. and Mellon Trust of New England dated May 8, 2006 (incorporated by reference to Exhibit 99.g(a) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

		(a)	Amended and Restated Mutual Fund Custody and Services Agreement between Manning & Napier Fund, Inc. (formerly known as Exeter Fund, Inc.) and Mellon Trust of New England Appendix A dated November 7, 2008 (incorporated by reference to Exhibit 99.g(1)a to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

		(b)	Amended and Restated Mutual Fund Custody and Services Agreement between Manning & Napier Fund, Inc. (formerly known as Exeter Fund, Inc.) and Mellon Trust of New England Appendix A dated September 14, 2009 (incorporated by reference to Exhibit 99.g(1)b to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(h)

	(1)	Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

		(a)	Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

		(b)	Amendment to the Master Services Agreement Schedule A, dated November 16, 2001 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

		(c)	Amendment No.2 to Master Services Agreement dated November 1, 2003 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

		(d)	Amendment No.3 to Master Services Agreement dated November 12, 2007 (incorporated by reference to Exhibit 99.h(2)d to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

		(e)	Amendment No. 4 to Master Services Agreement dated March 28, 2008 (incorporated by reference to Exhibit 99.h(2)e to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

		(f)	Amendment No. 5 to Master Services Agreement dated November 1, 2008 (incorporated by reference to Exhibit 99.h(2)f to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

		(g)	Amendment No. 6 to Master Services Agreement dated November 7, 2009 (incorporated by reference to Exhibit 99.h(1)g to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

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		(i)	Opinion of Morgan, Lewis & Bockius is filed herewith.

		(j)	Consent of Independent Auditors PricewaterhouseCoopers, LLP is filed herewith.

		(k)	Not Applicable.

		(l)	Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m)

	(1)	Shareholder Services Plan (incorporated by reference to Exhibit 99.m(5) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on December 17, 2007 with Accession Number 0001193125-07-266584).

	(2)	Shareholder Services Agreement between Manning & Napier Fund, Inc. and Manning & Napier Advisors, Inc. (incorporated by reference to Exhibit 99.m(6) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on December 17, 2007 with Accession Number 0001193125-07-266584).

	(3)	Amended and Restated Distribution and Shareholder Services Plan (incorporated by reference to Exhibit 99.m(7) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

		(a)	Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)a to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(n)

	(1)	Amended and Restated Rule 18f-3 Plan (incorporated by reference to Exhibit 99.n(5) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

		(a)	Amended and Restated Rule 18f-3 Plan Schedule A (incorporated by reference to Exhibit 99.n(5)a to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

		(b)	Amended and Restated Rule 18f(3) Schedule A dated February 6, 2009 (incorporated by reference to Exhibit 99.n(5)b to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

		(c)	Amended and Restated Rule 18f(3) Schedule A dated August 12, 2009 (incorporated by reference to Exhibit 99.n(1)c to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(o)	Not Applicable

(p)

	(1)	Code of Ethics For Principal Executive and Principal Financial Officers adopted by Exeter Fund, Inc. dated November 8, 2004 (incorporated by reference to Exhibit 99. P(11) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on December 27, 2004 with Accession Number 0000751173-04-000097).

		(a)	Code of Ethics for Principal Executive and Principal Financial Officers Amended Exhibit A dated February 2010 as filed herewith.

	(2)	Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated September 2009 (incorporated by reference to Exhibit 99.p(2) to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(q)	Powers of Attorney dated November 21, 2002 for Martin F. Birmingham, Harris H. Rusitzky, Peter L. Faber, Stephen B. Ashley (incorporated by reference to Exhibit 99.q to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

	(1)	Powers of Attorney dated January 10, 2008 for Paul A. Brooke (incorporated by reference to Exhibit 99.q(1) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

	(2)	Powers of Attorney dated February 15, 2009 for Richard M. Hurwitz (incorporated by reference to Exhibit 99.q(2) to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

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Item 29.

Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 30.

Indemnification.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant’s Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy St. Paul Mercury Insurance Company and Federal Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 31.

Business and Other Connections of Investment Advisor.

Manning & Napier Advisors, Inc. is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, High Yield Bond Series, Technology Series, International Series, Global Fixed Income Series, Life Sciences Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Series, Pro-Blend Maximum Term Series, Equity Series, Overseas Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Core Bond Series, Core Plus Bond Series, Financial Services Series, Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series, Dividend Focus Series, and Real Estate Series. Manning & Napier Advisors, Inc. was the investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on February 24, 2000 and to the PureMark [R] Series prior to it’s liquidation on April 25, 2003. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

Item 32.

Principal Underwriters.

(a)	Not Applicable

(b)	Manning & Napier Investor Services, Inc. is the Distributor for the Registrant’s shares.

9

Name & Principal Business Address	Positions & Offices With Distributor	Positions & Offices With Registrant
B. Reuben Auspitz 290 Woodcliff Drive Fairport, NY 14450	President and Director	Director and President

Christopher Cummings 290 Woodcliff Drive Fairport, NY 14450	Director	N/A

Beth H. Galusha 290 Woodcliff Drive Fairport, NY 14450	Treasurer	Assistant Chief Financial Officer

Jodi Hedberg 290 Woodcliff Drive Fairport, NY 14450	Corporate Secretary	Corporate Secretary and Chief Compliance Officer

George Nobilski 290 Woodcliff Drive Fairport, NY 14450	Director	N/A

Paul Smith 290 Woodcliff Drive Fairport, NY 14450	Director	N/A

Amy J. Williams 290 Woodcliff Drive Fairport, NY 14450	Insurance Division Compliance Officer and Chief Compliance Officer	N/A

(c)	The Distributor of the Registrant is an affiliate therefore this item is not applicable.

Item 33.

Location of Accounts and Records.

With respect to the Registrant:

(1)	Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

With respect to the Registrant’s Investment Manager and Transfer Agent:

(2)	Manning & Napier Advisors, Inc.

290 Woodcliff Drive

Fairport, NY 14450

With respect to the Registrant’s Sub-Transfer Agent:

(3)	PNC Global Investment Servicing, Inc.

4400 Computer Drive

Westborough, MA 01581

With respect to the Registrant’s Custodian:

(4)	The Bank of New York Mellon Corporation.

135 Santilli Highway

Everett, MA 02149

Item 34.

Management Services.

Not Applicable.

Item 35.

Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 30th day of April, 2010.

Manning & Napier Fund, Inc.
(Registrant)

By	/s/ B. REUBEN AUSPITZ
B. Reuben Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ B. REUBEN AUSPITZ B. Reuben Auspitz	President, Principal Executive Officer, Director	April 30, 2010

/s/ HARRIS H. RUSITZKY Harris H. Rusitzky*	Director	April 30, 2010

/s/ PETER L. FABER Peter L. Faber*	Director	April 30, 2010

/s/ STEPHEN B. ASHLEY Stephen B. Ashley*	Director	April 30, 2010

/s/ PAUL A. BROOKE Paul A. Brooke**	Director	April 30, 2010

/s/ RICHARD M. HURWITZ Richard M. Hurwitz***	Director	April 30, 2010

/s/ CHRISTINE GLAVIN Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	April 30, 2010

*	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File Number 002-92633, filed on February 28, 2003. Incorporated by reference.
**	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated January 10, 2008. See File Number 002-92633, filed on February 28, 2008. Incorporated by reference.
***	By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated February 15, 2009. See File Number 002-92633, filed on February 27, 2009. Incorporated by reference.

EXHIBIT INDEX

EX-99.a(50)	Articles Supplementary to the charter as filed with the State of Maryland dated March 24, 2010.

EX-99.i	Opinion of Morgan, Lewis & Bockius LLP.

EX-99.j	Consent of PricewaterhouseCoopers, LLP.

EX-99.p(1)a	Code of Ethics for Principal Executive and Principal Financial Officers Amended Exhibit A dated February 2010 as filed herewith.

11